                                (NORTHSTAR LOGO)

Two Pickwick Plaza                                                (203) 863-6200
Greenwich, Connecticut, 06830                                     (800) 595-7827


COMBINED PROSPECTUS                                            NOVEMBER 18, 1996


     The Northstar Funds (the "Funds") are a group of open-end diversified management investment companies. Each has its own investment objective and specific investment goals. Shares of the Funds are offered by this joint Prospectus. Northstar Investment Management Corporation ("Northstar" or the "Adviser") is the investment adviser for each Fund, Northstar Distributors, Inc. (the "Underwriter") is the underwriter of the Funds' shares, and Northstar Administrators Corporation (the "Administrator") serves as administrator to each Fund. The Underwriter and the Administrator are each affiliates of Northstar. Navellier Fund Management, Inc. serves as subadviser for Northstar Special Fund and Northstar Growth + Value Fund. Wilson/Bennett serves as subadviser for Northstar Income and Growth Fund. See "Management of the Funds."
     This Prospectus sets forth concisely the information about the Funds that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated November 15, 1996, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request to Northstar at the address or telephone number given above.

     * NORTHSTAR SPECIAL FUND ("Special Fund") seeks to achieve capital appreciation through investment in a diversified portfolio of equity securities selected for their potential for growth, primarily in small- and mid-capitalization companies.


     * NORTHSTAR GROWTH + VALUE FUND ("Growth + Value Fund") seeks capital appreciation primarily by investing in publicly traded equity securities of domestic issuers. The Fund will allocate its assets among companies characterized as either "growth" or "value" companies according to criteria established by the Fund's investment advisers.


     * NORTHSTAR GROWTH FUND ("Growth Fund") seeks to achieve long-term growth of capital by investing principally in common stocks selected for their prospects for capital appreciation.


     * NORTHSTAR INCOME AND GROWTH FUND ("Income and Growth Fund") seeks current income balanced with the objective of achieving capital appreciation through investments in common and preferred stocks, convertible securities, investment grade corporate debt securities and government securities, selected for their prospects of producing income and/or capital appreciation.


     * NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND ("Balance Sheet Fund") seeks to realize income and, secondarily, capital appreciation through investments in a balance of debt securities, common and preferred stocks, and securities convertible into common stock.


     * NORTHSTAR GOVERNMENT SECURITIES FUND ("Government Securities Fund") seeks to achieve a high level of current income and to conserve principal by investing in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.


     * NORTHSTAR STRATEGIC INCOME FUND ("Strategic Income Fund") seeks to achieve high current income by allocating its investments among the following sectors of the fixed income securities markets: debt obligations of the U.S. Government, its agencies and instrumentalities; high yield-high risk, lower-rated and nonrated U.S. and foreign fixed income securities; investment grade corporate debt securities; and investment grade debt obligations of foreign governments, their agencies and instrumentalities and obligations of supranational entities. Northstar believes that by allocating the Fund's assets in this manner, the Fund will experience a more stable net asset value, since diversification over several market sectors tends to reduce volatility.


     * NORTHSTAR HIGH YIELD FUND ("High Yield Fund") seeks to achieve high current income primarily through investments in long and intermediate-term high yield-high risk, lower-rated and nonrated corporate debt instruments.


     * NORTHSTAR HIGH TOTAL RETURN FUND ("High Total Return Fund") seeks to achieve high income by investing predominantly in high yield-high risk, lower-rated and non-rated U.S. dollar-denominated debt securities. It is the Fund's policy, while investing in income producing securities, also to maximize total return from a combination of income and capital appreciation.



     THE BALANCE SHEET OPPORTUNITIES FUND, STRATEGIC INCOME FUND, HIGH YIELD FUND, AND HIGH TOTAL RETURN FUND MAY INVEST IN LOWER RATED DEBT SECURITIES, COMMONLY KNOWN AS "JUNK BONDS." INVESTORS SHOULD CONSIDER THAT THESE SECURITIES CARRY GREATER RISKS, SUCH AS THE RISK OF DEFAULT, THAN OTHER DEBT SECURITIES. SEE "RISK FACTORS -- HIGH YIELD SECURITIES."


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              EXPENSE INFORMATION

     The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Funds. SHAREHOLDER TRANSACTION EXPENSES are paid by investors when purchasing or redeeming Fund shares. ANNUAL OPERATING EXPENSES are paid by the Fund and are reflected in the Fund's net asset value.

NORTHSTAR SPECIAL FUND
                                                                               CLASS A     CLASS B     CLASS C     CLASS T
SHAREHOLDER TRANSACTION EXPENSES
Maximum Front-End Sales Load Imposed on Purchase of Shares (as a % of
  Offering Price).........................................................      4.75%       None        None        None
Maximum Contingent Deferred Sales Load on Sale of Shares (as a % of the
  lesser of original price or redemption proceeds)........................      None(1)     5.00%(2)    1.00%       4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
Management Fee............................................................       .75%        .75%        .75%        .75%
12b-1 Fee.................................................................       .30%       1.00%(3)    1.00%(3)     .95%(3)
Other Expenses (after Class B and C expense reimbursement)(6).............        37%        .32%        .36%        .46%
Total Fund Operating Expenses.............................................      1.42%       2.07%       2.11%       2.16%

NORTHSTAR GROWTH + VALUE FUND
                                                                                        CLASS A     CLASS B     CLASS C
SHAREHOLDER TRANSACTION EXPENSES
Maximum Front-End Sales Load Imposed on Purchase of Shares (as a % of Offering
  Price)............................................................................      4.75%       None        None
Maximum Contingent Deferred Sales Load on Sale of Shares (as a % of the lesser of
  original price or redemption proceeds)............................................      None(1)     5.00%(2)    1.00%
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
Management Fee......................................................................      1.00%       1.00%       1.00%
12b-1 Fee...........................................................................       .30%       1.00%(3)    1.00%(3)
Other Expenses......................................................................       .55%        .55%        .55%
Total Fund Operating Expenses...................................................      1.85%       2.55%       2.55%

NORTHSTAR GROWTH FUND
                                                                              CLASS A     CLASS B     CLASS C     CLASS T
SHAREHOLDER TRANSACTION EXPENSES
Maximum Front-End Sales Load Imposed on Purchase of Shares (as a % of
  Offering Price).........................................................      4.75%       None        None        None
Maximum Contingent Deferred Sales Load on Sale of Shares (as a % of the
  lesser of original price or redemption proceeds)........................      None(1)     5.00%(2)    1.00%       4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
Management Fee............................................................       .75%        .75%        .75%        .75%
12b-1 Fee.................................................................       .30%       1.00%(3)    1.00%(3)     .95%(3)
Other Expenses............................................................       .37%        .32%        .36%        .30%
Total Fund Operating Expenses.............................................      1.42%       2.07%       2.11%       2.00%

NORTHSTAR INCOME AND GROWTH FUND
                                                                                        CLASS A     CLASS B     CLASS C
SHAREHOLDER TRANSACTION EXPENSES
Maximum Front-End Sales Load Imposed on Purchase of Shares (as a % of Offering
  Price)............................................................................      4.75%       None        None
Maximum Contingent Deferred Sales Load on Sale of Shares (as a % of the lesser of
  original price or redemption proceeds)............................................      None(1)     5.00%(2)    1.00%
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
Management Fee......................................................................       .75%        .75%        .75%
12b-1 Fee...........................................................................       .30%       1.00%(3)    1.00%(3)
Other Expenses......................................................................       .46%        .48%        .47%
Total Fund Operating Expenses.......................................................      1.51%       2.23%       2.22%

NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
                                                                              CLASS A     CLASS B     CLASS C     CLASS T

SHAREHOLDER TRANSACTION EXPENSES
Maximum Front-End Sales Load Imposed on Purchase of Shares (as a % of
  Offering Price).........................................................      4.75%       None        None        None
Maximum Contingent Deferred Sales Load on Sale of Shares (as a % of the
  lesser of original price or redemption proceeds)........................      None(1)     5.00%(2)    1.00%       4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
Management Fee............................................................       .65%        .65%        .65%        .65%
12b-1 Fee.................................................................       .30%       1.00%(3)    1.00%(3)     .95%(3,4)
Other Expenses............................................................       .32%        .30%        .26%        .28%
Total Fund Operating Expenses.............................................      1.27%       1.95%       1.91%       1.68%

NORTHSTAR GOVERNMENT SECURITIES FUND
                                                                              CLASS A     CLASS B     CLASS C     CLASS T
SHAREHOLDER TRANSACTION EXPENSES
Maximum Front-End Sales Load Imposed on Purchase of Shares (as a % of
  Offering Price).........................................................      4.75%       None        None        None
Maximum Contingent Deferred Sales Load on Sale of Shares (as a % of the
  lesser of original price or redemption proceeds)........................      None(1)     5.00%(2)    1.00%       4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
Management Fee (after waiver)(5)..........................................       .45%        .45%        .45%        .45%
12b-1 Fee.................................................................       .30%       1.00%(3)    1.00%(3)     .65%(3,4)
Other Expenses............................................................       .27%        .25%        .23%        .20%
Total Fund Operating Expenses (after waiver)(5)...........................      1.02%       1.70%       1.68%       1.30%

NORTHSTAR STRATEGIC INCOME FUND
                                                                              CLASS A     CLASS B     CLASS C     CLASS T
SHAREHOLDER TRANSACTION EXPENSES
Maximum Front-End Sales Load Imposed on Purchase of Shares (as a % of
  Offering Price).........................................................      4.75%       None        None        None
Maximum Contingent Deferred Sales Load on Sale of Shares (as a % of the
  lesser of original price or redemption proceeds)........................      None(1)     5.00%(2)    1.00%       4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
Management Fee............................................................       .65%        .65%        .65%        .65%
12b-1 Fee.................................................................       .30%       1.00%(3)    1.00%(3)     .95%(3,4)
Other Expenses (after expense reimbursement)(6)...........................       .41%        .41%        .37%        .30%
Total Fund Operating Expenses.............................................      1.36%       2.06%       2.02%       1.90%

NORTHSTAR HIGH YIELD FUND
                                                                              CLASS A     CLASS B      CLASS      CLASS T
SHAREHOLDER TRANSACTION EXPENSES
Maximum Front-End Sales Load Imposed on Purchase of Shares (as a % of
  Offering Price).........................................................      4.75%       None        None        None
Maximum Contingent Deferred Sales Load on Sale of Shares (as a % of the
  lesser of original price or redemption proceeds)........................      None(1)     5.00%(2)    1.00%       4.00%(2)
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
Management Fee............................................................       .45%        .45%        .45%        .45%
12b-1 Fee.................................................................       .30%       1.00%(3)    1.00%(3)     .65%(3,4)
Other Expenses............................................................       .27%        .26%        .27%        .23%
Total Fund Operating Expenses.............................................      1.02%       1.71%       1.72%       1.33%

NORTHSTAR HIGH TOTAL RETURN FUND
                                                                                        CLASS A     CLASS B     CLASS C
SHAREHOLDER TRANSACTION EXPENSES
Maximum Front-End Sales Load Imposed on Purchase of Shares (as a % of Offering
  Price)............................................................................      4.75%       None        None
Maximum Contingent Deferred Sales Load on Sale of Shares (as a % of the lesser of
  original price or redemption proceeds)............................................      None(1)     5.00%(2)    1.00%
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
Management Fee......................................................................       .75%        .75         .75%
12b-1 Fee...........................................................................       .30%       1.00%(3)    1.00%(3)
Other Expenses......................................................................       .50%        .50%        .52%
Total Fund Operating Expenses.......................................................      1.55%       2.25%       2.27%

(1) Purchases of $1 million or more are not subject to an initial sales charge; however, a CDSC of up to 1% will be imposed on such purchases in the event of certain redemption transactions within 18 months following the date of purchase.

(2) The Class B CDSC on redemptions decreases 1% annually after year one to 2% in years four and five and to 0% after year five. The Class T CDSC on redemptions decreases 1% annually after year one to 0% after year four.

(3) Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD") rules regarding investment companies.

(4) Although the Trustees have set 12b-1 fees at the levels indicated, under the shareholder-approved 12b-1 plans for Class T shares and applicable rules of the NASD, the Trustees of each Fund, except for Strategic Income Fund, may increase these fees to an aggregate of up to 0.95% annually without further shareholder approval. The Trustees of Strategic Income Fund, may increase these 12b-1 fees for Class T Shares to an aggregate of up to 1.00% annually without further shareholder approval.

(5) After waiver of 0.20% effective January 1, 1989. Without such a fee waiver, the Management Fees would be 0.65% of average daily net assets, and Total Fund Operating Expenses would be 1.22%, 1.90%, 1.88% and 1.50%, respectively, for Class A, B, C and T shares.

(6) Absent the expense reimbursement by the Adviser, Other Expenses and Total Fund Operating Expenses for Class B and Class C shares of the Special Fund would have been .46% and .48% and 2.21% and 2.23%, respectively, and Other Expenses and Total Fund Operating Expenses for Class A, B, C and T shares of Strategic Income Fund would have been .48%, .47%, .43% and .28% and 1.43%, 2.12%, 2.08% and 2.18%, respectively.

EXAMPLES: An investor in each of the Funds would pay the following expenses on a $1,000 investment assuming a 5% annual return throughout the period, and, unless otherwise noted, redemption at the end of each period.

                                                                               NORTHSTAR SPECIAL FUND
                                                   CLASS A    CLASS B(1)    CLASS B    CLASS C    CLASS C    CLASS T    CLASS T(2)
1 Year..........................................    $  61        $ 72        $  21      $  32      $  21      $  62        $ 22
3 Years.........................................       90          98           65         66         66         88          68
5 Years.........................................      121         134          111        113        113        116         116
10 Years........................................      210         240          240        244        244        233         233

                                                                             NORTHSTAR GROWTH FUND
                                            CLASS A    CLASS B(1)    CLASS B(2)    CLASS C    CLASS C(2)    CLASS T(1)    CLASS T(2)
1 Year...................................    $  61        $ 72          $ 21        $  32        $ 21          $ 60          $ 20
3 Years..................................       90          98            65           66          66            83            63
5 Years..................................      121         134           111          113         113           108           108
10 Years.................................      210         240           240          244         244           218           218


                                                                                   NORTHSTAR GROWTH + VALUE FUND
                                                                     CLASS A    CLASS B    CLASS B(2)    CLASS C    CLASS C(2)
1 Year............................................................    $  65      $   7        $ 26        $  36        $ 26
3 Years...........................................................      103        109          79           79          79
5 Years...........................................................      143        136         136          136         136
10 Years..........................................................      254        289         289          289         289


                                                                                NORTHSTAR INCOME AND GROWTH FUND
                                                                  CLASS A    CLASS B(1)    CLASS B(2)    CLASS C    CLASS C(2)
1 Year.........................................................    $  62        $ 74          $ 23        $  33        $ 23
3 Years........................................................       93         102            70           69          69
5 Years........................................................      126         142           119          119         119
10 Years.......................................................      219         256           256          255         255

                                                                   NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
                                            CLASS A    CLASS B(1)    CLASS B(2)    CLASS C    CLASS C(2)    CLASS T(1)    CLASS T(2)
1 Year...................................    $  60        $ 71          $ 20        $  30        $ 19          $ 57          $ 17
3 Years..................................       86          94            61           60          60            73            53
5 Years..................................      114         128           105          103         103            91            91
10 Years.................................      194         227           227          223         223           188           188

                                                                      NORTHSTAR GOVERNMENT SECURITIES FUND
                                            CLASS A    CLASS B(1)    CLASS B(2)    CLASS C    CLASS C(2)    CLASS T(1)    CLASS T(2)
1 Year...................................    $  57        $ 69          $ 17        $  27        $ 17          $ 53          $ 13
3 Years..................................       78          87            54           53          53            61            41
5 Years..................................      101         116            92           91          91            71            71
10 Years.................................      166         201           201          199         199           149           149

                                                                        NORTHSTAR STRATEGIC INCOME FUND
                                            CLASS A    CLASS B(1)    CLASS B(2)    CLASS C    CLASS C(2)    CLASS T(1)    CLASS T(2)
1 Year...................................    $  61        $ 72          $ 21        $  31        $ 21          $ 59          $ 19
3 Years..................................       89          97            65           63          63            80            60
5 Years..................................      118         134           111          109         109           N/A           N/A
10 Years.................................      203         239           239          235         235           N/A           N/A

                                                                           NORTHSTAR HIGH YIELD FUND
                                            CLASS A    CLASS B(1)    CLASS B(2)    CLASS C    CLASS C(2)    CLASS T(1)    CLASS T(2)
1 Year...................................    $  57        $ 69          $ 17        $  28        $ 17          $ 54          $ 14
3 Years..................................       78          87            54           54          54            62            42
5 Years..................................      101         116            93           93          93            73            73
10 Years.................................      166         202           202          203         203           152           152


                                                                                NORTHSTAR HIGH TOTAL RETURN FUND
                                                                  CLASS A    CLASS B(1)    CLASS B(2)    CLASS C    CLASS C(2)
1 Year.........................................................    $  63        $ 74          $ 23        $  33        $ 23
3 Years........................................................       94         103            70           71          71
5 Years........................................................      128         143           120          122         122
10 Years.......................................................      223         258           258          261         261

(1) Class B and Class T shares convert to Class A shares eight years after purchase in the case of B Shares and on the later of eight years after purchase or May 31, 1998 in the case of T Shares; therefore, Class A expenses are used after year eight.

(2) Assumes no redemption.

The examples above assume the reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Operating Expenses" remain the same each year. The examples should not be considered to be indicative of actual or expected performance or expenses, both of which will vary.

                              FINANCIAL HIGHLIGHTS
     The financial highlights set forth below present certain information and ratios as well as performance information for a share of each Class outstanding throughout each year or portion thereof. Except where indicated, percentages for periods of less than one year have been annualized. The financial highlights for fiscal years ended in 1995 (and for all prior periods in the case of the Income and Growth and the High Total Return Funds) have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is incorporated by reference in the Statement of Additional Information and should be read in conjunction with the related audited and financial statements and notes thereto which are contained in the Annual Report for each Fund. Further information about performance of each Fund is also contained in the Annual Report, a copy of which may be obtained without charge from Northstar. The financial highlights for the Special, Growth, Balance Sheet Opportunities, Government Securities, Strategic Income, and High Yield Funds for the periods prior to 1995 were audited by other independent accountants. The financial highlights for the Income and Growth and High Total Return Funds for the six months ended April 30, 1996 are unaudited and should be read in conjunction with the Semiannual Report for each Fund. The financial highlights for the Special, Growth, Balance Sheet Opportunities, Government Securities, Strategic Income and High Yield Funds for the six months ended June 30, 1996 are unaudited and should be read in conjunction with the Semiannual Report for each Fund.

NORTHSTAR SPECIAL FUND


                                            CLASS A SHARES                 CLASS B SHARES                 CLASS C SHARES
                                      SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                         ENDED           YEAR           ENDED           YEAR           ENDED           YEAR
                                       JUNE 30,         ENDED         JUNE 30,         ENDED         JUNE 30,         ENDED
                                         1996        DECEMBER 31,       1996        DECEMBER 31,       1996        DECEMBER 31,
                                      (UNAUDITED)      1995(1)       (UNAUDITED)      1995(1)       (UNAUDITED)      1995(1)
Net Asset Value beginning of
  period...........................     $ 20.92        $  19.56        $ 20.84        $  19.56        $ 20.84        $  19.56
Income from investment operations:
  Net investment income (loss).....        --             (0.09)         (0.02)          (0.12)         (0.02)          (0.15)
  Net realized and unrealized gain
     (loss)........................        3.83            2.48           3.77            2.43           3.77            2.46
  Total from investment
     operations....................        3.83            2.39           3.75            2.31           3.75            2.31
Less distributions:
  Dividends from net realized
     gain..........................        --             (1.03)          --             (1.03)          --             (1.03)
  Total distributions..............        --             (1.03)          --             (1.03)          --             (1.03)
Net Asset Value end of period......     $ 24.75        $  20.92        $ 24.59        $  20.84        $ 24.59        $  20.84
Total Return (excluding sales
  charges)(2)......................      18.36%          12.20%         18.04%          11.79%         18.00%          11.79%
Ratios/supplemental data:
  Net assets end of period
     (thousands)...................     $47,634        $  2,335        $78,331        $  1,491        $23,657        $     62
  Ratio of expenses to average net
     assets(4).....................       1.49%           1.50%          2.17%           2.20%          2.19%           2.20%
  Ratio of expenses to average net
     assets before waiver or
     reimbursement(4)(3)...........        1.54            1.50           2.22            2.21           2.24            2.23
  Ratio of net investment income to
     average net assets(4).........       (0.05)%         (0.91)%        (0.70)%         (1.64)%        (0.68)%         (1.60)%
Average Commissions Per Share......     $  0.04              --        $  0.04              --        $  0.04              --
Portfolio Turnover Rate............         66%             71%            66%             71%            66%             71%



                                                                  CLASS T SHARES
                        SIX MONTHS
                           ENDED
                         JUNE 30,
                           1996                                      YEAR ENDED DECEMBER 31,
                        (UNAUDITED)     1995       1994       1993       1992       1991       1990      1989       1988
Net Asset Value
 beginning of period...   $ 20.84      $ 19.64    $ 20.79    $ 17.40    $ 15.74    $ 10.64    $11.67    $  9.55    $  7.90
Income from investment
 operations:
  Net investment income
    (loss).............     (0.09)       (0.34)     (0.25)     (0.32)     (0.33)     (0.21)    (0.20)     (0.06)     (0.13)
  Net realized and
    unrealized gain
    (loss).............      3.84         2.57      (0.76)      3.83       2.61       6.24     (0.83)      2.18       1.78
  Total from investment
    operations.........      3.75         2.23      (1.01)      3.51       2.28       6.03     (1.03)      2.12       1.65
Less distributions:
  Dividends from net
    realized gain......        --        (1.03)     (0.14)     (0.12)     (0.62)     (0.93)       --         --         --
  Total
    distributions......        --        (1.03)     (0.14)     (0.12)     (0.62)     (0.93)       --         --         --
Net Asset Value end of
 period................   $ 24.59      $ 20.84    $ 19.64    $ 20.79    $ 17.40    $ 15.74    $10.64    $ 11.67    $  9.55
Total Return (excluding
 sales charges)(2).....    18.04%       11.34%      (4.86)%   20.16%     14.54%     57.27%     (8.83)%   22.20%     20.89%
Ratios/supplemental
 data:
  Net assets end of
    period
    (thousands)........   $37,036      $33,557    $38,848    $28,838    $11,336    $ 5,480    $3,024    $ 3,958    $ 3,330
  Ratio of expenses to
    average net
    assets(4)..........     2.14%        2.16%      2.16%      2.34%      2.84%      2.95%     2.95%      2.95%      2.96%
  Ratio of expenses to
    average net assets
    before waiver or
    reimbursement
    (4)(3).............     2.19%        2.16%      2.16%      2.34%      2.84%      3.69%     4.98%      4.89%      6.01%
  Ratio of net
    investment income
    to average net
    assets(4)..........     (0.83)%      (1.50)%    (1.25)%    (1.66)%    (2.12)%    (1.57)%   (0.97)%    (0.44)%    (1.06)%
Average Commissions Per
 Share.................   $  0.04           --         --         --         --         --        --         --         --
Portfolio Turnover
 Rate..................       66%          71%        39%        35%        40%        85%       72%        85%        40%


                          1987       1986
Net Asset Value
 beginning of period...  $  8.92    $ 10.00
Income from investment
 operations:
  Net investment income
    (loss).............    (0.14)     (0.06)
  Net realized and
    unrealized gain
    (loss).............    (0.88)     (1.02)
  Total from investment
    operations.........    (1.02)     (1.08)
Less distributions:
  Dividends from net
    realized gain......       --         --
  Total
    distributions......       --         --
Net Asset Value end of
 period................  $  7.90    $  8.92
Total Return (excluding
 sales charges)(2).....   (11.43)%   10.80%
Ratios/supplemental
 data:
  Net assets end of
    period
    (thousands)........  $ 3,078    $ 3,823
  Ratio of expenses to
    average net
    assets(4)..........    2.94%      2.90%
  Ratio of expenses to
    average net assets
    before waiver or
    reimbursement
    (4)(3).............    4.52%      4.82%
  Ratio of net
    investment income
    to average net
    assets(4)..........    (1.22)%    (0.76)%
Average Commissions Per
 Share.................       --         --
Portfolio Turnover
 Rate..................      57%        28%

NORTHSTAR GROWTH FUND


                                            CLASS A SHARES                 CLASS B SHARES                 CLASS C SHARES
                                      SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                         ENDED           YEAR           ENDED           YEAR           ENDED           YEAR
                                       JUNE 30,         ENDED         JUNE 30,         ENDED         JUNE 30,         ENDED
                                         1996        DECEMBER 31,       1996        DECEMBER 31,       1996        DECEMBER 31,
                                      (UNAUDITED)      1995(1)       (UNAUDITED)      1995(1)       (UNAUDITED)      1995(1)
Net Asset Value beginning of
  period...........................     $ 15.53        $  17.59        $ 15.50        $  17.59        $ 15.50        $  17.59
Income from investment operations:
  Net investment income (loss).....        0.01            0.08          (0.03)           0.06          (0.03)           0.04
  Net realized and unrealized gain
     (loss)........................        1.53            1.95           1.51            1.92           1.51            1.92
  Total from investment
     operations....................        1.54            2.03           1.48            1.98           1.48            1.96
Less distributions:
  Dividends from net investment
     income........................          --           (0.10)            --           (0.08)            --           (0.06)
  Dividends from net realized
     gain..........................          --           (3.99)            --           (3.99)            --           (3.99)
  Total distributions..............          --           (4.09)            --           (4.07)            --           (4.05)
Net Asset Value end of period......     $ 17.07        $  15.53        $ 16.98        $  15.50        $ 16.98        $  15.50
Total Return (excluding sales
  charges)(2)......................       9.92%          11.55%          9.55%          11.27%          9.55%          11.17%
Ratios/supplemental data:
  Net assets end of period
     (thousands)...................     $ 1,377        $  1,355        $ 3,393        $  1,987        $   256        $     69
  Ratio of expenses to average net
     assets(4).....................       1.47%           1.42%          2.12%           2.07%          2.18%           2.11%
  Ratio of net investment income to
     average net assets(4).........       (0.41)%         0.63%          (0.27)%         0.06%          (0.36)%         0.02%
Average Commissions Per Share......     $  0.06              --        $  0.06              --        $  0.06              --
Portfolio Turnover Rate............         44%            134%            44%            134%            44%            134%


                                                                    CLASS T SHARES
                         SIX MONTHS
                            ENDED
                          JUNE 30,
                            1996                                       YEAR ENDED DECEMBER 31,
                         (UNAUDITED)    1995      1994      1993      1992      1991      1990      1989      1988      1987
Net Asset Value
 beginning of period....   $ 15.53     $ 15.75   $ 17.33   $ 16.36   $ 16.37   $ 12.49   $ 13.85   $ 11.96   $ 10.47   $ 10.54
Income from investment
 operations:
  Net investment income
    (loss)..............     (0.01)       0.07      0.08      0.02      0.02      0.09      0.10      0.20      0.16      0.09
  Net realized and
    unrealized gain
    (loss)..............      1.50        3.77     (1.41)     1.67      1.30      4.62     (0.83)     2.66      1.58     (0.07)
  Total from investment
    operations..........      1.49        3.84     (1.33)     1.69      1.32      4.71     (0.73)     2.86      1.74      0.02
Less distributions:
  Dividends from net
    investment income...        --       (0.07)    (0.08)    (0.04)    (0.02)    (0.08)    (0.10)    (0.20)    (0.17)    (0.08)
  Dividends from net
    realized gain.......        --       (3.99)    (0.15)    (0.67)    (1.31)    (0.75)    (0.51)    (0.76)    (0.08)       --
  Dividends from
    capital.............        --          --     (0.02)    (0.01)(9)      --      --     (0.02)    (0.01)       --     (0.01)
  Total distributions...        --       (4.06)    (0.25)    (0.72)    (1.33)    (0.83)    (0.63)    (0.97)    (0.25)    (0.09)
Net Asset Value end of
 period.................   $ 17.02     $ 15.53   $ 15.75   $ 17.33   $ 16.36   $ 16.37   $ 12.49   $ 13.85   $ 11.96   $ 10.47
Total Return (excluding
 sales charges)(2)......     9.60%      24.40%     (7.66)%  10.36%     8.05%    38.10%     (5.24)%  24.25%    16.70%     0.11%
Ratios/supplemental
 data:
  Net assets end of
  period (thousands)....   $71,545     $76,343   $76,391   $80,759   $56,759   $40,884   $24,927   $29,842   $25,359   $27,493
  Ratio of expenses to
    average net
    assets(4)...........     1.99%       2.00%     2.00%     2.04%     2.15%     2.25%     2.33%     2.33%     2.46%     2.29%
  Ratio of net
    investment income to
    average net
    assets(4)...........     (0.11)%     0.37%     0.49%     0.13%     0.09%     0.66%     0.80%     1.39%     1.40%     0.83%
Average Commissions Per
 Share..................   $  0.06          --        --        --        --        --        --        --        --        --
Portfolio Turnover
 Rate...................       44%        134%     3.76%    42.27%    46.77%    63.56%    54.22%    74.56%    58.73%    54.72%


                           1986
Net Asset Value
 beginning of period....  $ 10.00
Income from investment
 operations:
  Net investment income
    (loss)..............     0.03
  Net realized and
    unrealized gain
    (loss)..............     0.87
  Total from investment
    operations..........     0.90
Less distributions:
  Dividends from net
    investment income...    (0.03)
  Dividends from net
    realized gain.......    (0.33)
  Dividends from
    capital.............       --
  Total distributions...    (0.36)
Net Asset Value end of
 period.................  $ 10.54
Total Return (excluding
 sales charges)(2)......    8.91%
Ratios/supplemental
 data:
  Net assets end of
  period (thousands)....  $17,013
  Ratio of expenses to
    average net
    assets(4)...........    2.77%
  Ratio of net
    investment income to
    average net
    assets(4)...........    0.37%
Average Commissions Per
 Share..................       --
Portfolio Turnover
 Rate...................   32.66%

NORTHSTAR INCOME AND GROWTH FUND

                                      CLASS A SHARES                 CLASS B SHARES                   CLASS C SHARES
                               SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                  ENDED           YEAR           ENDED           YEAR           ENDED             YEAR
                                APRIL 30,        ENDED         APRIL 30,        ENDED         APRIL 30,          ENDED
                                  1996        OCTOBER 31,        1996        OCTOBER 31,        1996          OCTOBER 31,
                               (UNAUDITED)   1995    1994(5)  (UNAUDITED)   1995    1994(6)  (UNAUDITED)   1995      1994(7)
Net Asset Value beginning of
  period......................   $ 10.86    $ 10.00  $ 10.00    $ 10.84    $  9.99  $ 10.64    $ 10.83    $  9.99    $ 10.37
Income from investment
  operations:
  Net investment income
     (loss)...................      0.15       0.35     0.30       0.12       0.27     0.20       0.12       0.27       0.20
  Net realized and unrealized
     gain (loss)..............      0.63       0.84    (0.05)      0.61       0.85    (0.65)      0.61       0.85      (0.38)
  Total from investment
     operations...............      0.78       1.19     0.25       0.73       1.12    (0.45)      0.73       1.12      (0.18)
Less distributions:
  Dividends from net
     investment income........     (0.15)     (0.33)   (0.25)     (0.11)     (0.27)   (0.20)     (0.11)     (0.28)     (0.20)
Net Asset Value end of
  period......................   $ 11.49    $ 10.86  $ 10.00    $ 11.46    $ 10.84  $  9.99    $ 11.45    $ 10.83    $  9.99
Total Return (excluding sales
  charges)....................     6.69%     13.19%    2.48%      6.25%     12.31%    (4.20)%     6.29%    12.33%      (1.75)%
Ratios/Supplemental data:
  Net assets end of period
     (thousands)..............   $81,002    $76,031  $72,223    $67,869    $60,347  $37,767    $59,413    $53,661    $ 4,823
  Ratio of expenses to average
     net assets(4)............     1.54%      1.51%    1.50%      2.26%      2.23%    2.20%      2.21%      2.22%      2.20%
  Ratio of expense
     reimbursement to average
     net assets(4)............        --         --    0.06%         --         --    0.16%         --         --      0.47%
  Ratio of net investment
     income to average net
     assets(4)................     2.82%      3.39%    3.73%      2.11%      2.66%    3.00%      2.15%      2.67%      2.87%
Portfolio Turnover Rate.......       88%        91%      26%        88%        91%      26%        88%        91%        26%

NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND


                                            CLASS A SHARES                 CLASS B SHARES                CLASS C SHARES
                                      SIX MONTHS                     SIX MONTHS        YEAR        SIX MONTHS
                                         ENDED                          ENDED          ENDED          ENDED           YEAR
                                       JUNE 30,          YEAR         JUNE 30,       DECEMBER       JUNE 30,         ENDED
                                         1996           ENDED           1996            31,           1996        DECEMBER 31,
                                      (UNAUDITED)    DECEMBER 31,    (UNAUDITED)      1995(1)      (UNAUDITED)      1995(1)
Net Asset Value beginning of
  period...........................     $ 12.53        $  12.77        $ 12.51        $ 12.77        $ 12.52        $  12.77
Income from investment operations:
  Net investment income (loss).....        0.27            0.43           0.25           0.35           0.24            0.38
  Net realized and unrealized gain
     (loss)........................        0.36            1.06           0.34           1.09           0.34            1.07
  Total from investment
     operations....................        0.63            1.49           0.59           1.44           0.58            1.45
Less distributions:
  Dividends from net investment
     income........................       (0.27)          (0.48)         (0.24)         (0.45)         (0.23)          (0.45)
  Dividends from net realized
     gain..........................          --           (1.25)            --          (1.25)            --           (1.25)
  Total distributions..............       (0.27)          (1.73)         (0.24)         (1.70)         (0.23)          (1.70)
Net Asset Value end of period......     $ 12.89        $  12.53        $ 12.86        $ 12.51        $ 12.87        $  12.52
Total Return (excluding sales
  charges).........................       5.03%          11.95%          4.72%         11.56%          4.63%          11.49%
Ratios/supplemental data:
  Net assets end of period
     (thousands)...................     $ 1,112        $    797        $ 3,281        $ 1,759        $   344        $    231
  Ratio of expenses to average net
     assets(4).....................       1.38%           1.27%          2.03%          1.95%          2.16%           1.91%
  Ratio of net investment income to
     average net assets(4).........       4.27%           4.99%          3.63%          4.38%          3.57%           4.49%
Average Commissions Per Share......     $  0.08              --        $  0.08             --        $  0.08              --
Portfolio Turnover Rate............         56%            131%            56%           131%            56%            131%

                                                                     CLASS T SHARES
                              SIX MONTHS
                                 ENDED
                               JUNE 30,
                                 1996                                   YEAR ENDED DECEMBER 31,
                              (UNAUDITED)    1995      1994       1993       1992      1991      1990      1989      1988
Net Asset Value beginning of
 period......................   $ 12.54     $ 11.54   $ 12.94    $ 12.05    $ 11.66   $ 10.13   $ 10.71   $  9.71   $  9.11
Income from investment
 operations:
  Net investment income
    (loss)...................      0.26        0.57      0.57       0.49       0.55      0.57      0.61      0.68      0.62
  Net realized and unrealized
    gain (loss)..............      0.35        2.27     (1.25)      1.20       0.36      1.53     (0.54)     1.00      0.58
  Total from investment
    operations...............      0.61        2.84     (0.68)      1.69       0.91      2.10      0.07      1.68      1.20
Less distributions:
  Dividends from net
    investment income........     (0.25)      (0.59)    (0.54)     (0.49)     (0.52)    (0.57)    (0.63)    (0.68)    (0.60)
  Dividends from net realized
    gain.....................        --       (1.25)    (0.16)     (0.31)        --        --        --        --        --
  Dividends from capital.....        --          --     (0.02)(9)      --        --        --     (0.02)       --        --
  Total distributions........     (0.25)      (1.84)    (0.72)     (0.80)     (0.52)    (0.57)    (0.65)    (0.68)    (0.60)
Net Asset Value end of
 period......................   $ 12.90     $ 12.54   $ 11.54    $ 12.94    $ 12.05   $ 11.66   $ 10.13   $ 10.71   $  9.71
Total Return (excluding sales
 charges)(2).................     4.70%      25.11%     (5.33)%   14.08%      8.06%    21.17%     0.78%    17.70%    13.39%
Ratios/supplemental data:
  Net assets end of period
    (thousands)..............    67,698     $72,472   $73,764    $80,841    $56,823   $49,367   $44,750   $58,006   $57,425
  Ratio of expenses to
    average net assets(4)....     1.69%       1.68%     1.69%      1.77%      2.02%     2.06%     2.10%     2.04%     2.10%
  Ratio of net investment
    income to average net
    assets(4)................      3.95%      4.44%     4.36%      3.99%      4.73%     5.21%     5.73%     6.38%     6.30%
Average Commissions Per
 Share.......................   $  0.08          --        --         --         --        --        --        --        --
Portfolio Turnover Rate......       56%        131%    59.26%     38.26%     58.96%    76.87%    57.39%    56.15%    24.57%


                                1987       1986
Net Asset Value beginning of
 period......................  $ 10.39    $ 10.00
Income from investment
 operations:
  Net investment income
    (loss)...................     0.56       0.40
  Net realized and unrealized
    gain (loss)..............    (1.04)      0.67
  Total from investment
    operations...............    (0.48)      1.07
Less distributions:
  Dividends from net
    investment income........    (0.57)     (0.40)
  Dividends from net realized
    gain.....................    (0.22)     (0.28)
  Dividends from capital.....    (0.01)        --
  Total distributions........    (0.80)     (0.68)
Net Asset Value end of
 period......................  $  9.11    $ 10.39
Total Return (excluding sales
 charges)(2).................    (5.35)%   10.74%
Ratios/supplemental data:
  Net assets end of period
    (thousands)..............  $58,722    $49,332
  Ratio of expenses to
    average net assets(4)....    1.98%      2.15%
  Ratio of net investment
    income to average net
    assets(4)................    5.70%      5.72%
Average Commissions Per
 Share.......................       --         --
Portfolio Turnover Rate......   45.91%     78.71%

NORTHSTAR GOVERNMENT SECURITIES FUND


                                            CLASS A SHARES                 CLASS B SHARES                 CLASS C SHARES
                                      SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                         ENDED           YEAR           ENDED           YEAR           ENDED           YEAR
                                       JUNE 30,         ENDED         JUNE 30,         ENDED         JUNE 30,         ENDED
                                         1996        DECEMBER 31,       1996        DECEMBER 31,       1996        DECEMBER 31,
                                      (UNAUDITED)      1995(1)       (UNAUDITED)      1995(1)       (UNAUDITED)      1995(1)
Net Asset Value beginning of
 period............................     $ 10.07        $   9.51        $ 10.07         $ 9.51         $ 10.07         $ 9.51
Income from investment operations:
  Net investment income (loss).....        0.26            0.34           0.04           0.30            0.24           0.30
  Net realized and unrealized gain
     (loss)........................       (0.82)           0.59          (0.62)          0.59           (0.82)          0.59
  Total from investment
     operations....................       (0.56)           0.93          (0.58)          0.89           (0.58)          0.89
Less distributions:
  Dividends from net investment
     income........................       (0.26)          (0.37)         (0.23)         (0.33)          (0.23)         (0.33)
  Total distributions..............       (0.26)          (0.37)         (0.23)         (0.33)          (0.23)         (0.33)
Net Asset Value end of period......     $  9.25        $  10.07        $  9.26         $10.07         $  9.26         $10.07
Total Return (excluding sales
 charges)(2).......................       (5.56)%        10.04%          (5.76)%        9.61%           (5.76)%        9.61%
Ratios/supplemental data:
  Net assets end of period
     (thousands)...................     $12,834        $  3,235        $ 5,695         $2,790         $ 1,096         $    8
  Ratio of expenses to average net
     assets(4).....................       1.04%           1.02%          1.73%          1.70%           1.88%          1.68%
  Ratio of expenses to average net
     assets before waiver or
     reimbursement(4)(3)...........       1.24%           1.22%          1.93%          1.90%           2.50%          1.88%
  Ratio of net investment income to
     average net assets(4).........       6.86%           6.01%          5.93%          5.20%           6.36%          5.28%
Portfolio Turnover Rate............         35%            295%            35%           295%             35%           295%


                                                                  CLASS T SHARES
                        SIX MONTHS
                           ENDED
                         JUNE 30,
                           1996                                      YEAR ENDED DECEMBER 31,
                        (UNAUDITED)     1995       1994       1993       1992       1991       1990       1989       1988
Net Asset Value
 beginning of period...  $   10.07    $   8.74   $  10.32   $   9.22   $   8.99   $   8.47   $   8.47   $   8.26   $   8.80
Income from investment
 operations:
  Net investment income
    (loss).............       0.24        0.58       0.56       0.59       0.61       0.67       0.68       0.72       0.75
  Net realized and
    unrealized gain
    (loss).............      (0.81)       1.35      (1.56)      1.09       0.23       0.52         --       0.21      (0.48)
  Total from investment
    operations.........      (0.57)       1.93      (1.00)      1.68       0.84       1.19       0.68       0.93       0.27
Less distributions:
  Dividends from net
    investment
    income.............      (0.25)      (0.60)     (0.57)     (0.58)     (0.61)     (0.67)     (0.68)     (0.72)     (0.75)
  Dividends from net
    realized gain......         --          --         --         --         --         --         --         --         --
  Dividends from
    capital............         --          --      (0.01)        --         --         --         --         --      (0.06)
  Total
    distributions......      (0.25)      (0.60)     (0.58)     (0.58)     (0.61)     (0.67)     (0.68)     (0.72)     (0.81)
Net Asset Value end of
 period................  $    9.25    $  10.07   $   8.74   $  10.32   $   9.22   $   8.99   $   8.47   $   8.47   $   8.26
Total Return (excluding
 sales charges)(2).....      (5.66)%    22.90%      (9.82)%   18.48%      9.77%     14.73%      8.57%     11.73%      2.97%
Ratios/supplemental
 data:
  Net assets end of
    period
    (thousands)........  $ 122,117    $150,951   $152,608   $184,156   $144,144   $121,389   $108,420   $123,735   $169,421
  Ratio of expenses to
    average net
    assets(4)..........      1.30%       1.30%      1.29%      1.31%      1.39%      1.44%      1.43%      1.45%      1.88%
  Ratio of expenses to
    average net assets
    before waiver or
    reimbursement
    (4)(3).............      1.50%       1.50%      1.49%      1.51%      1.59%      1.64%      1.63%      1.65%      1.88%
  Ratio of net
    investment income
    to average net
    assets(4)..........      6.14%       6.23%      6.00%      5.83%      6.81%      7.68%      8.23%      8.57%      8.47%
Portfolio Turnover
 Rate..................        35%        295%    314.91%     81.41%    120.08%     87.00%     16.77%     73.94%    494.05%


                           1987       1986
Net Asset Value
 beginning of period...  $   9.94   $  10.00
Income from investment
 operations:
  Net investment income
    (loss).............      0.64       0.54
  Net realized and
    unrealized gain
    (loss).............     (1.10)      0.27
  Total from investment
    operations.........     (0.46)      0.81
Less distributions:
  Dividends from net
    investment
    income.............     (0.64)     (0.54)
  Dividends from net
    realized gain......        --      (0.33)
  Dividends from
    capital............     (0.04)        --
  Total
    distributions......     (0.68)     (0.87)
Net Asset Value end of
 period................  $   8.80   $   9.94
Total Return (excluding
 sales charges)(2).....     (4.72)%    8.50%
Ratios/supplemental
 data:
  Net assets end of
    period
    (thousands)........  $237,190   $223,598
  Ratio of expenses to
    average net
    assets(4)..........     1.79%      1.89%
  Ratio of expenses to
    average net assets
    before waiver or
    reimbursement
    (4)(3).............     1.79%      1.89%
  Ratio of net
    investment income
    to average net
    assets(4)..........     7.02%      6.38%
Portfolio Turnover
 Rate..................   412.29%    241.73%

NORTHSTAR STRATEGIC INCOME FUND


                                                       CLASS A SHARES              CLASS B SHARES              CLASS C SHARES
                                                  SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                                     ENDED         YEAR          ENDED         YEAR          ENDED         YEAR
                                                   APRIL 30,       ENDED       APRIL 30,       ENDED       APRIL 30,       ENDED
                                                     1996       OCTOBER 31,      1996       OCTOBER 31,      1996       OCTOBER 31,
                                                  (UNAUDITED)     1995(1)     (UNAUDITED)     1995(1)     (UNAUDITED)     1995(1)
Net Asset Value beginning of period..............   $ 12.40       $ 12.24       $ 12.39       $ 12.24       $ 12.38       $ 12.24
Income from investment operations:
  Net investment income (loss)...................      0.50          0.63          0.45          0.55          0.45          0.55
  Net realized and unrealized gain (loss)........     (0.17)         0.13         (0.15)         0.15         (0.16)         0.14
  Total from investment operations...............      0.33          0.76          0.30          0.70          0.29          0.69
Less distributions:
  Dividends from net investment income...........     (0.51)        (0.60)        (0.47)        (0.55)        (0.47)        (0.55)
  Total Distributions............................     (0.51)        (0.60)        (0.47)        (0.55)        (0.47)        (0.55)
Net Asset Value end of period....................   $ 12.22       $ 12.40       $ 12.22       $ 12.39       $ 12.20       $ 12.38
Total Return (excluding sales charges)(2)........     2.66%         6.40%         2.42%         5.89%         2.34%         5.81%
Ratios/supplemental data:
  Net assets end of period (thousands)...........   $22,591       $21,790       $27,622       $22,143       $ 3,129       $ 2,172
  Ratio of expenses to average net assets(4).....     1.40%         1.36%         2.13%         2.06%         2.11%         2.02%
  Ratio of expenses to average net assets before
     waiver or reimbursement(4)(3)...............     1.45%         1.43%         2.17%         2.12%         2.15%         2.08%
  Ratio of net investment income to average net
     assets(4)...................................     8.11%         7.03%         7.43%         6.47%         7.46%         6.48%
Portfolio Turnover Rate..........................       46%          153%           46%          153%           46%          153%


                                                                                              CLASS T SHARES
                                                                                     SIX MONTHS
                                                                                        ENDED
                                                                                      APRIL 30,         YEAR ENDED
                                                                                        1996           OCTOBER 31,
                                                                                     (UNAUDITED)     1995      1994(8)
Net Asset Value beginning of period...............................................     $ 12.39      $ 11.71    $ 12.00
Income from investment operations:
  Net investment income (loss)....................................................        0.50         0.98       0.51
  Net realized and unrealized gain (loss).........................................       (0.19)        0.66      (0.25)
  Total from investment operations................................................        0.31         1.64       0.26
Less distributions:
  Dividends from net investment income............................................       (0.48)       (0.96)     (0.49)
  Dividends from net realized gains...............................................          --           --      (0.05)
  Dividends from capital..........................................................          --           --      (0.01)(9)
  Total Distributions.............................................................       (0.48)       (0.96)     (0.55)
Net Asset Value end of period.....................................................     $ 12.22      $ 12.39    $ 11.71
Total Return (excluding sales charges)(2).........................................       2.50%        14.54%      2.14%
Ratios/Supplemental data:
  Net assets end of period (thousands)............................................     $27,930      $30,228    $25,252
  Ratio of expenses to average net assets(4)......................................       1.96%         1.90%      1.90%
  Ratio of expenses to average net assets before waiver or reimbursement(4)(3)....       2.01%         2.18%      2.53%
  Ratio of net investment income to average net assets(4).........................       7.61%         6.86%      7.92%
Portfolio Turnover Rate...........................................................         46%          153%       156%

NORTHSTAR HIGH YIELD FUND


                                            CLASS A SHARES                 CLASS B SHARES                 CLASS C SHARES
                                      SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                         ENDED           YEAR           ENDED           YEAR           ENDED           YEAR
                                       JUNE 30,         ENDED         JUNE 30,         ENDED         JUNE 30,         ENDED
                                         1996        DECEMBER 31,       1996        DECEMBER 31,       1996        DECEMBER 31,
                                      (UNAUDITED)      1995(1)       (UNAUDITED)      1995(1)       (UNAUDITED)      1995(1)
Net Asset Value beginning of
 period............................     $  8.56         $ 8.68         $  8.57         $ 8.68         $  8.57         $ 8.68
Income from investment operations:
  Net investment income (loss).....        0.32           0.48            0.30           0.44            0.31           0.44
  Net realized and unrealized gain
     (loss)........................        0.02          (0.10)           0.01          (0.09)          (0.01)         (0.09)
  Total from investment
     operations....................        0.34           0.38            0.31           0.35            0.30           0.35
Less distributions:
  Dividends from net investment
     income........................       (0.35)         (0.50)          (0.32)         (0.46)          (0.32)         (0.46)
  Total distributions..............       (0.35)         (0.50)          (0.32)         (0.46)          (0.32)         (0.46)
Net Asset Value end of period......     $  8.55         $ 8.56         $  8.56         $ 8.57         $  8.55         $ 8.57
Total Return (excluding sales
 charges)(2).......................       3.97%          4.48%           3.62%          4.17%           3.50%          4.17%
Ratios/supplemental data:
  Net assets end of period
     (thousands)...................     $10,765         $7,466         $58,049         $29,063        $10,455         $3,410
  Ratio of expenses to average net
     assets(4).....................       1.06%          1.02%           1.73%          1.71%           1.73%          1.72%
  Ratio of expenses to average net
     assets before waiver or
     reimbursement(4)(3)...........       1.06%          1.02%           1.73%          1.71%           1.73%          1.72%
  Ratio of net investment income to
     average net assets(4).........       9.07%          9.83%           8.41%          9.18%           8.44%          9.29%
Average Commissions Per Share......     $  0.05             --         $  0.05             --         $  0.05             --
Portfolio Turnover Rate............         70%           103%             70%           103%             70%           103%


                                                                               CLASS T SHARES
                                         SIX MONTHS
                                            ENDED
                                          JUNE 30,
                                            1996                                  YEAR ENDED DECEMBER 31,
                                         (UNAUDITED)      1995        1994        1993       1992       1991       1990       1989
Net Asset Value beginning of period...    $    8.56     $   8.29    $   9.31    $   9.09    $  7.94    $  6.27    $  8.55    $ 10.00
Income from investment operations:
  Net investment income (loss)........         0.32         0.84        0.81        0.85       0.92       1.08       1.12       0.60
  Net realized and unrealized gain
    (loss)............................         0.01         0.26       (0.99)       0.80       1.19       1.67      (2.30)    (1.45)
  Total from investment operations....         0.33         1.10       (0.18)       1.65       2.11       2.75      (1.18)    (0.85)
Less distributions:
  Dividends from net investment
    income............................        (0.34)       (0.83)      (0.83)      (0.83)     (0.94)     (1.08)     (1.10)    (0.60)
  Dividends from net realized gain....           --           --       (0.01)      (0.60)     (0.02)        --         --         --
  Total distributions.................        (0.34)       (0.83)      (0.84)      (1.43)     (0.96)     (1.08)     (1.10)    (0.60)
Net Asset Value end of period.........    $    8.55     $   8.56    $   8.29    $   9.31    $  9.09    $  7.94    $  6.27    $  8.55
Total Return (excluding sales
  charges)(2).........................        3.86%        13.71%      (2.18)%     18.89%     27.57%     46.49%    (14.59)%  (8.81)%
Ratios/supplemental data:
  Net assets end of period
    (thousands).......................    $ 127,732     $139,711    $136,426    $125,095    $64,063    $25,651    $11,342    $11,045
  Ratio of expenses to average net
    assets(4).........................        1.31%         1.33%       1.34%       1.40%      1.50%      1.50%      1.44%     1.35%
  Ratio of expenses to average net
    assets before waiver or
    reimbursement(4)(3)...............           --           --          --          --       1.55%      1.96%      2.25%     2.65%
  Ratio of net investment income to
    average net assets(4).............        8.77%         9.69%       9.08%       8.84%     10.30%     14.84%     15.15%    11.44%
Average Commissions Per Share.........    $    0.05           --          --          --         --         --         --         --
Portfolio Turnover Rate...............          70%          103%      86.20%     176.40%    121.51%     57.48%    156.23%    39.63%

NORTHSTAR HIGH TOTAL RETURN FUND

                                 CLASS A SHARES                        CLASS B SHARES                  CLASS C SHARES
                       SIX MONTHS                            SIX MONTHS                            SIX MONTHS      YEAR
                          ENDED                                 ENDED                                 ENDED        ENDED
                        APRIL 30,         YEAR ENDED          APRIL 30,         YEAR ENDED          APRIL 30,     OCTOBER
                          1996            OCTOBER 31,           1996            OCTOBER 31,           1996          31,
                       (UNAUDITED)     1995      1994 (5)    (UNAUDITED)     1995      1994 (6)    (UNAUDITED)     1995
Net Asset Value
 beginning of
 period.............    $    4.48     $  4.41    $  5.00      $    4.47     $  4.41    $  5.20       $  4.49      $  4.41
Income from
 investment
 operations:
  Net investment
    income (loss)...         0.12        0.48       0.41           0.11        0.45       0.33          0.11         0.44
  Net realized and
    unrealized gain
    (loss)..........         0.28        0.07      (0.60 )         0.28        0.06      (0.80 )        0.28         0.09
  Total from
    investment
    operations......         0.40        0.55      (0.19 )         0.39        0.51      (0.47 )        0.39         0.53
Less distributions:
  Dividends from net
    investment
    income..........        (0.12)      (0.48)     (0.40 )        (0.11)      (0.45)     (0.32 )       (0.11)       (0.45)
Net Asset Value end
 of period..........    $    4.76     $  4.48    $  4.41      $    4.75     $  4.47    $  4.41       $  4.77      $  4.49
Total Return
 (excluding sales
 charges)...........       11.87%      13.02%      (4.11 )%      11.50%      11.97%      (9.30 )%     11.47%       12.44%
Ratios/supplemental
 data:
  Net assets end of
    period
    (thousands).....    $ 128,119     $88,552    $50,797      $ 201,841     $96,362    $25,880       $30,449      $11,011
  Ratio of expenses
    to average net
    assets(4).......        1.50%       1.55%      1.50%           2.19        2.25       2.20         2.18%        2.27%
  Ratio of expense
    reimbursement to
    average net
    assets(4).......           --          --      0.11%             --          --      0.20%            --           --
  Ratio of net
    investment
    income to
    average net
    assets(4).......       10.58%      10.90%     10.09%          9.86%      10.20%      9.72%         9.88%       10.18%
Portfolio Turnover
 Rate...............          92%        145%       163%            92%        145%       163%           92%         145%


                      1994 (7)
Net Asset Value
 beginning of
 period.............   $ 5.06
Income from
 investment
 operations:
  Net investment
    income (loss)...     0.26
  Net realized and
    unrealized gain
    (loss)..........    (0.65)
  Total from
    investment
    operations......    (0.39)
Less distributions:
  Dividends from net
    investment
    income..........    (0.26)
Net Asset Value end
 of period..........   $ 4.41
Total Return
 (excluding sales
 charges)...........    (7.21)%
Ratios/supplemental
 data:
  Net assets end of
    period
    (thousands).....   $2,330
  Ratio of expenses
    to average net
    assets(4).......    2.20%
  Ratio of expense
    reimbursement to
    average net
    assets(4).......    0.99%
  Ratio of net
    investment
    income to
    average net
    assets(4).......    9.46%
Portfolio Turnover
 Rate...............     163%


(1) From June 5, 1995 (commencement of operations) through December 31, 1995.

(2) Total returns for 1986 for the Special, Growth, Balance Sheet and Government Securities Funds (1989 for the High Yield Fund and 1994 for Strategic Income
    Fund) represent actual, not annualized, percentages. Unaudited prior to 1992.

(3) Reflects ratio that would have existed, in the case of the Government Securities Fund, had the former Adviser not elected to waive 0.20% of its investment advisory fee effective January 1, 1989, and, in the case of the Special, Strategic Income and High Yield, had the former Adviser or its affiliates not reimbursed such Funds for a portion of their expenses.

(4) Annualized.

(5) From November 8, 1993 (commencement of operations) through October 31, 1994.

(6) From February 9, 1994 (commencement of operations) through October 31, 1994.

(7) From March 31, 1994 (commencement of operations) through October 31, 1994.

(8) From July 7, 1994 (commencement of operations) through October 31, 1994.

(9) Represents distribution in excess of net investment income due to differences in book and tax income.

                INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS
     NORTHSTAR SPECIAL FUND seeks capital appreciation by investing primarily in a diversified portfolio of domestic equity securities selected on the basis of their potential for growth. The Fund focuses on the securities of smaller, lesser-known companies, including emerging growth companies. Emerging growth companies are those that, while still in the developmental stage, have demonstrated, or are expected to achieve, growth of earnings over major business cycles. Smaller, less established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve additional risks. See "Investment Considerations and Risk
Factors -- Equity Securities."

     Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, warrants and other stock purchase rights, private placements and other restricted equity securities, equity interests in trusts, limited partnerships and joint ventures and interests in real estate investment trusts. The Fund may invest up to 20% of its net assets in the securities of foreign issuers, not more than 10% of its net assets may be in issuers whose securities are not listed on a U.S. securities exchange. See "Investment Considerations and Risk Factors -- Foreign Securities."

     NORTHSTAR GROWTH + VALUE FUND seeks capital appreciation by investing in a diversified portfolio of equity securities. The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, warrants and other stock purchase rights, private placements and other restricted equity securities, equity interests in trusts, limited partnerships and joint ventures and interests in real estate investment trusts. The Fund may invest up to 20% of its assets in the securities of foreign issuers in the form of American Depository Receipts.

     In managing the Fund, the investment advisers will employ quantitative analysis to identify "growth" companies and "value" companies. The percentage of Fund assets allocated to "growth" and "value" companies will vary depending on the advisers assessment of economic conditions and investment opportunities. In general, the companies with greater price and return momentum, above average earnings or sales growth, and higher price to earnings ratios are considered growth companies by the advisers. On the other hand, companies with lower book value to price ratios, higher earnings or dividend yields and higher returns on equity are considered value companies.

     NORTHSTAR GROWTH FUND seeks long-term growth of capital by investing primarily in domestic common stocks. Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities purchased on the basis of the potential for capital appreciation. The Fund also may invest in preferred stocks and convertible securities issued by such companies. The Fund focuses on the securities of companies with records of above-average earnings growth or companies which, in the Adviser's view, are substantially undervalued in relation to assets. The Fund may invest up to 20% of its net assets in securities of foreign issuers, not more than 10% of its net assets may be invested in issuers that are not listed on a U.S. securities exchange. See "Investment Considerations and Risk Factors -- Foreign Securities."

     NORTHSTAR INCOME AND GROWTH FUND seeks current income balanced with capital appreciation primarily by investing in dividend paying equity securities, convertible securities, and investment grade debt securities . Under normal market conditions, the Fund will invest at least 65% of its total assets in income-producing securities. Under normal conditions, the Fund does not intend to invest more than 30% of its assets in convertible securities. The Fund may invest up to 20% of its net assets in the securities of foreign issuers, not more than 10% of which shall be in issuers whose securities are not listed on a U.S. securities exchange. See "Investment Considerations and Risk
Factors -- Foreign Investments."


     NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND seeks income, with a secondary objective of capital appreciation, primarily by investing in domestic debt and equity securities. Under normal market conditions, at least 65% of the Fund's total assets will be invested in income-producing securities. Up to 50% of the Fund's assets may be invested in debt securities rated as low as B by Moody's or S&P. These securities are considered speculative and generally involve greater risk, including the risk of loss of income and principal, than higher-rated securities. See "Investment Considerations and Risk Factors -- High Yield Securities" and in the Appendix. The Fund may invest up to 20% of its net assets in securities of foreign issuers, not more than 10% of its net assets may be invested in issuers that are not listed on a U.S. securities exchange. See "Investment Considerations and Risk Factors -- Foreign Securities."


     Equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities and warrants and other stock purchase rights. The Fund's debt securities may be of any maturity and pay fixed, floating or adjustable interest rates. The Fund also may invest in pay-in-kind securities and discount obligations, including zero coupon securities.

     In making investment decisions, the Adviser considers various factors relating to a particular issuer, specifically including its financial statements, with a view to determining whether greater opportunities to achieve income and/or capital appreciation exist with respect to that issuer's classes of debt or equity securities.

     NORTHSTAR GOVERNMENT SECURITIES FUND seeks high current income and conservation of principal by investing primarily in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"). Northstar intends to invest at least 65% of the Fund's assets in securities supported by the full faith and credit of the United States, and at least 80% of the Fund's assets in securities issued by any single instrumentality or agency supported by the full faith and credit of the United States.

     The Fund's assets will be managed so that the Fund is a permissible investment for federal credit unions under the Federal Credit Union Act and rules and regulations established by the National Credit Union Administration. The Fund will notify shareholders 60 days before making any change to this policy. The shares of the Government Securities Fund are not insured or guaranteed by the U.S. Government or its agencies or instrumentalities, or by any other person or entity.

     NORTHSTAR STRATEGIC INCOME FUND seeks high current income by allocating substantially all of its assets among (i) U.S. Government Securities, (ii) high yield securities, including preferred stocks, convertible securities, zero coupon and pay-in-kind securities, lower-rated foreign government securities,
(iii) investment grade corporate debt securities, and (iv) investment grade securities (or unrated securities that Northstar determines to be of equivalent quality) issued by foreign governments or their agencies or instrumentalities, or supranational entities. The amount of assets allocated to each sector is based on the Adviser's assessment of the maximum level of current income that can be achieved without incurring undue risks to principal value. In making this allocation, Northstar will rely on its analysis of economic conditions, interest rate risk, currency risk and its analysis of opportunities in each sector based on current and historical market data. Northstar believes that by allocating the Fund's assets among each of the sectors the Fund may experience lower price volatility than would be experienced by investing exclusively in any one of the markets. No more than 60% of the Fund's assets may be invested in foreign issuers across all sectors.

     The Fund may invest without limitation in securities rated as low as Ca by Moody's or CC by S&P (or in nonrated securities deemed to be of equivalent standing by the Adviser) and up to 10% of the Fund's assets allocated to this sector may be in the lowest rating categories (C by Moody's and D by S&P). The lowest rating categories include bonds which are in default. High yield securities are subject to special risks, typically are subject to greater market fluctuations and may be less liquid and subject to greater risk of loss of income and principal due to default by the issuer . See "Investment Considerations and Risk Factors -- High Yield Securities" and the Appendix.

     NORTHSTAR HIGH YIELD FUND seeks high current income by investing primarily in long-term and intermediate-term fixed income securities, with emphasis on high yield corporate debt instruments of domestic and foreign issuers. Under normal market conditions, at least 65% of the Fund's total assets will be invested in high yield bonds. The Fund may invest without limitation in securities rated as low as Ca by Moody's or CC by S&P (or in securities which are not rated but are considered to be of equivalent quality by the Adviser), and may invest up to 1% of its assets in the lowest rating categories (C for Moody's and D for S&P). The lowest rating categories include bonds which are in default. High yield securities are subject to special risks, typically are subject to greater market fluctuations and may be less liquid and subject to greater risk of loss of income and principal due to default by the issuer. See "Investment Considerations and Risk Factors -- Foreign Securities" and the Appendix. Northstar will attempt to maximize income and reduce risk through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate developments.

     The Fund may invest up to 35% of its assets in securities of foreign issuers, 10% of its assets may be of issuers which are not traded on a U.S. securities exchange. See "Investment Considerations and Risk Factors -- Foreign Securities." The Fund may invest up to 25% of its assets in equity or equity-related securities, such as preferred stocks , convertible securities or rights or warrants associated with debt instruments.


     NORTHSTAR HIGH TOTAL RETURN FUND seeks high income. As an investment policy, the Fund, while investing in income producing securities, will seek to maximize total return through a combination of income and capital appreciation. The Fund will pursue this policy by taking advantage of equity participations, market developments, yield disparities and variations in the creditworthiness of issuers. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 65% of its total assets in higher-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers, which involve special risks and are predominantly speculative in character. The Fund may invest up to 35% of its assets in non-U.S. dollar denominated securities. Investments in securities offering the high current income sought by the Fund, while generally providing greater income and potential opportunity for gain than investments in higher rated securities, also entail greater risk. The Fund is subject to a limit of 50% of its assets in securities of foreign issuers, including a limit of 35% of such assets in emerging market debt. Emerging markets are countries whose sovereign bonds are rated below investment grade and whose financial markets are not well-developed. The Fund intends to restrict its investments in emerging markets to those with sound economies that are expected to experience strong growth with controlled inflation, and therefore higher-than-average returns, over time. See "Investment Considerations and Risk Factors -- Foreign Securities."



     Most of the debt securities in which the Fund invests are lower rated, and may include bonds in the lowest rating categories (C for Moody's and D for S&P) and unrated bonds. Most of the securities will be rated at least Caa by Moody's or at least CCC by S&P, (or if not rated, are of equivalent quality in the opinion of Northstar). The Fund may invest up to 10%, and hold up to 25%, of its assets in securities rated below Caa by Moody's or CCC by S&P. Such debt securities are highly speculative and may be in default of payment of interest and/or repayment of principal may be in arrears. The issuers of such debt securities may be involved in bankruptcy or reorganization proceedings and/or may be restructuring outstanding debt. See "Investment Considerations and Risk Factors -- Foreign Securities" and the Appendix.

     The Fund may invest in debt securities of any maturity that pay fixed, floating or adjustable interest rates. The Fund also may invest in discount obligations, including zero-coupon securities, which do not pay interest but, rather, are issued at a significant discount to their maturity values, or securities that pay interest, at the issuer's option, in additional securities instead of cash (pay-in-kind securities). To a lesser extent the Fund may invest in equity or equity-related securities, including common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments.

                   INVESTMENT CONSIDERATIONS AND RISK FACTORS
     Each Fund's net asset value per share is expected to fluctuate. Investors should consider each of the Funds as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved.

     EQUITY SECURITIES. Equity securities can over time rise and fall in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of each of the Fund's investments will result in changes in the value of the Fund's shares and thus its total return to investors.

     The securities of smaller companies in which the Funds may invest may be subject to more abrupt or erratic market movements than larger more established companies, because these securities typically are traded in lower volume and the issuers typically are subject to a greater degree to changes in earnings and prospects.

     FIXED-INCOME SECURITIES. Even though interest bearing securities are investments which promise a stable stream of income, the price of such securities generally are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities purchased by the Funds, such as those rated Baa or lower by Moody's and BBB or lower by S&P, may be subject to such risk with respect to the issuing entity and to greater market price fluctuations than certain lower-yielding, higher rated fixed-income securities. See "High Yield Securities" below.

     HIGH YIELD SECURITIES. Balance Sheet Opportunities Fund, Strategic Income Fund, High Yield Fund, and High Total Return Fund may invest in higher yielding (and therefore higher risk) debt securities to the extent described above. These are securities such as those rated at or lower than Ba by Moody's or BB by S&P (commonly known as "junk bonds"). They generally are not meant for short term investing and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed income securities. The retail market for these securities may be less liquid than that of higher rated securities; adverse market conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. The value of these securities, as is the case with the value of higher rated fixed income securities, will be inversely affected by changes in interest rates.

     The ratings of Moody's and S&P represent their opinion as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations. Although these ratings may be an initial criterion for selection of portfolio investments, Northstar also will evaluate these securities and the ability of the issuers of such securities to pay interest and repay principal. The Fund's ability to achieve its investment objective may be more dependent on the Adviser's credit analysis than might be the case for a fund that invested in higher rated securities. See the Appendix for a description of bond ratings categories.

     The weighted average composition of the Funds' portfolios as of October 31, 1996 was:

                                                                  BALANCE SHEET
                                                                  OPPORTUNITIES     STRATEGIC     HIGH YIELD    HIGH TOTAL
                                                                      FUND         INCOME FUND       FUND       RETURN FUND
Investment Grade...............................................       11.3%           48.1%           0%            2.2%
BB.............................................................       12.5            23.3           35.1          20.7
B..............................................................       28.9            18.4           37.3          32.2
CCC............................................................        0               1.7            1.2           4.3
CC.............................................................        0               0              0             0
C..............................................................        0               0.1            0             0
D..............................................................        0               0              0             0
Non-rated......................................................        4.2             5              7.1          26.2
U.S. Governments, equities and others..........................       43.1             3.3           19.3          14.4
Total..........................................................     100%            100%           100%          100%

     High yield securities are subject to special risks, typically are subject to greater market fluctuations and may be less liquid and subject to greater risk of loss of income and principal due to default by the issuer. See, "Investment Considerations and Risk Factors -- High Yield Securities" and the Appendix.


     The Strategic Income Fund may also invest in high yielding preferred stocks and convertible securities. The Fund also may invest in debt securities issued at a discount to face value, including zero coupon securities, and securities that pay interest, at the issuer's option, in additional securities (pay-in-kind securities).


     SOVEREIGN DEBT OBLIGATIONS. The Strategic Income Fund may invest in participations in (i) entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued or guaranteed by foreign governments of emerging market countries ("Sovereign Debt Obligations"), and (ii) loans between foreign governments and financial institutions. Sovereign Debt Obligations held by the Fund generally will not be traded on securities exchanges. The Fund may invest in Sovereign Debt Obligations customarily referred to as "Brady Bonds," which are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring. Brady Bonds may be collateralized or uncollateralized and issued in various currencies (although most are dollar denominated), and they are actively traded in the over-the-counter secondary market. Dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds.

     FOREIGN SECURITIES. Each Fund, except the Government Securities Fund, may invest in securities of foreign issuers, to the extent described above. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the U.S. and at times, volatility of price can be greater than in the U.S.

     Because evidences of ownership of such securities usually are held outside the United States, the Fund will be subject to additional risks which include possible: adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of and interest on the foreign securities or restrict the payment of principal and interest to investors located outside the country of the issuer, whether from currency blockage or otherwise.

     Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Funds have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse affects on the economies and securities markets of certain of these countries.

     Since foreign securities are often purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

     U.S. GOVERNMENT SECURITIES. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others, by the right of the issuer to borrow from the Treasury; others, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies and instrumentalities, no assurance can be given that it will always do so since it is not obligated to do so by law.

     The Government Securities Fund may invest in zero coupon U.S. Treasury securities, which are U.S. Treasury obligations that have been stripped of their unmatured interest coupons, the coupons themselves and receipts of certificates representing interests in such stripped debt obligations and coupons. A zero coupon security pays no interest to its holder and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.


                          OTHER INVESTMENT TECHNIQUES


     Unless otherwise stated, each of the following strategies and techniques may be utilized by each of the Funds. The Funds may, but do not currently intend to, engage in certain additional investment techniques not described in this Prospectus. These techniques and additional information on the securities and techniques described in the Prospectus are contained in the Statement of Additional Information.


     OPTIONS AND FUTURES TRANSACTIONS. Each Fund may enter into futures contracts on securities, financial indices and foreign currencies and options on such contracts and may invest in options on securities, financial indices and foreign currencies, and forward contracts (collectively "derivative instruments"). The Funds intend to use derivative instruments primarily to hedge the value of their portfolios against potential adverse movements in securities price, foreign currency markets or interest rates. To a limited extent, the Funds may also use derivative instruments for non-hedging purposes such as increasing a Fund's income or otherwise enhancing return. When a Fund invests in a derivative instrument, it may be required to segregate cash and other high-grade liquid assets or portfolio securities to "cover" the Fund's position. Assets segregated or set aside may limit a Fund's portfolio management activities while such Fund maintains the positions, which could diminish the Fund's return due to foregoing other potential investments with such assets.

     The use of options and futures strategies involves certain other risks, including the risk that no liquid market will exist and that the Fund will be unable to effect closing transactions at any particular time or at an acceptable price, the risk of imperfect correlation between movements in options and futures prices and movements in the price of securities which are the subject of the hedge, and the risk that uncovered futures transactions could lead to potentially unlimited losses. The successful use of options and futures strategies depends on the ability of Northstar to forecast correctly rate movements and general stock market price movements. Expenses and losses incurred as a result of these hedging strategies will reduce the current return of the Fund. See the Statement of Additional Information for further information on derivative instruments.

     REPURCHASE AGREEMENTS. A Fund may invest in repurchase agreements, either for temporary defensive purposes or to generate income from its cash balances. Under a repurchase agreement, the Fund buys a security from a bank or dealer, which is obligated to buy it back at a fixed price and time. The security is held in a separate account at the Fund's custodian and constitutes the Fund's collateral for the bank's or dealer's repurchase obligation. Additional collateral may be added so that the obligation will at all times be fully collateralized. However, if the bank or dealer defaults or enters into bankruptcy, the Fund may experience costs and delays in liquidating the collateral, and may experience a loss if it is unable to demonstrate its right to the collateral in a bankruptcy proceeding. Repurchase agreements maturing more than seven days in the future are considered illiquid, and a Fund will invest no more than 5% of its net assets in such repurchase agreements at any time. Each Fund, under normal market conditions, does not intend to invest more than 15% of its assets in repurchase agreements.

     WHEN-ISSUED SECURITIES. The Funds may acquire securities on a "when-issued" basis by contracting to purchase securities for a fixed price on a date beyond the customary settlement time with no interest accruing until settlement. If made through a dealer, the contract is dependent on the dealer completing the sale. The dealer's failure could deprive the Fund of an advantageous yield or price. These contracts may be considered securities and involve risk to the extent that the value of the underlying security changes prior to settlement. A Fund may realize short-term profits or losses if the contracts are sold. Transactions in when-issued securities may be limited by certain Internal Revenue Code requirements.

     ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities or private placements. An illiquid security is a security that cannot be sold quickly in the normal course of business. Some securities cannot be sold to the U.S. public because of their terms or because of SEC regulations. Northstar may determine that securities that cannot be sold to the U.S. public, but that can be sold to institutional investors ("Rule 144A" securities) or on foreign markets, are liquid, following guidelines established by the Trustees of each Fund.

     TRADING AND PORTFOLIO TURNOVER. Each Fund generally intends to purchase securities for long-term investment. However, a Fund may purchase a security in anticipation of relatively short-term price gains. Short-term transactions may result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the initial investment decision. A Fund may also sell one security and simultaneously purchase the same or comparable security to take advantage of short-term differentials in yield or price. Portfolio turnover rates are usually not a factor in making buy and sell decisions. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Short term trading may also be restricted by certain tax rules.

     The primary factors considered in determining the firms to which brokerage orders are given are the Adviser's appraisal of the firm's ability to execute the order in the desired manner, the value of research services provided by the firm, and the firm's attitude toward and interest in mutual funds in general, including the sale of mutual funds managed and sponsored by Northstar. Northstar does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Funds.

     TEMPORARY INVESTMENTS. In periods of unusual market conditions, for temporary and defensive purposes, when Northstar considers it appropriate, a Fund may maintain part or all of its assets in cash, or may invest part or all of its assets in U.S. Government Securities, commercial paper, bankers' acceptances, repurchase agreements and certificates of deposit.

     INVESTMENT RESTRICTIONS. For information on certain fundamental and non-fundamental investment restrictions applicable to each Fund, see "Investment Restrictions" in the Statement of Additional Information.

                            PERFORMANCE INFORMATION
     For purposes of advertising, performance may be calculated on several bases, including current yield, average annual total return and/or cumulative total return.

     Current yield shows the rate of income a Fund earns on its investments as a percentage of the Fund's share price. It is calculated by dividing a Fund's net investment income for a 30-day period by the average number of shares entitled to receive dividends and dividing the result by the Fund's share price at the end of the 30-day period. Yield does not include changes in share price.

     Yields are calculated according to standardized SEC formulas and may not equal the income on an investor's account. Yield is usually quoted on an annualized basis. An annualized yield represents the amount you would earn if you remained in a Fund for a year and that Fund continued to have the same yield for the entire year.

     Average annual total return represents the average annual percentage change of an investment over a specified period. It is calculated by taking the cumulative total return for the stated period and determining what constant annual return would have produced the same cumulative return. Average annual total returns tend to smooth out variations in a Fund's return and are not the same as actual annual results.

     Cumulative total return represents the actual rate of return on an investment for a specified period. Cumulative total return is generally quoted for more than one year (e.g., the life of the Fund). A cumulative total return does not show interim fluctuations in the value of an investment.

     Fund performance figures are based on historical results and are not intended to indicate future performance. Investment returns and share price will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Comparative performance information may be used in advertising, including data from Lipper Analytical Services, Inc., Moody's Bond Survey Bond Index, Morningstar, Inc. and other industry publications.

                       HOW NET ASSET VALUE IS DETERMINED
     All purchases, redemptions and exchanges are processed at the net asset value ("NAV") per share next calculated after your request is received. In order to receive a day's price, your order must be received by 4:00 p.m. EST ("Eastern Standard Time"). A Fund's NAV is determined separately for each class as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. EST) each day that the NYSE is open. NAV per share is calculated by dividing the total value of the fund's securities and other assets, less all liabilities, by the total number of shares outstanding. The specific expenses borne by each class of shares will be deducted from that class and will result in different NAVs and dividend payments. The NAV of a Class B, or Class C share will generally be lower than that of a Class A share because of the higher distribution fees or certain other class specific expenses borne by these classes. Securities are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures adopted by and under the supervision of the Trustees. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. See the Statement of Additional Information.

                            MANAGEMENT OF THE FUNDS
     THE TRUSTEES. The Trustees of the Funds oversee the business affairs of the Funds and are responsible for major decisions relating to each Fund's investment objective and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust and meet quarterly to review the Funds' investment policies, performance, expenses and other business affairs.

     THE INVESTMENT ADVISER AND ADMINISTRATOR. Northstar Investment Management Corporation is the investment adviser to the Funds. Northstar furnishes continuous advice and recommendations concerning each Fund's investments. Northstar Administrators Corporation ("NAC"), an affiliate of Northstar, furnishes certain administrative, compliance and accounting services to the Funds. Employees of Northstar and NAC serve as officers of the Funds, and Northstar provides office space for the Funds.

     Under the terms of investment advisory agreements between Northstar and each Fund, each Fund has agreed to pay Northstar a monthly fee at the following annual rates: Northstar Income and Growth Fund and Northstar High Total Return Fund each pays a management fee at the rate of .75% on the first $250 million of each Fund's average daily net assets; 0.70% on the next $250 million; 0.65% on the next $250 million; 0.60% on the next $250 million; and 0.55% on assets over $1 billion. Northstar Balance Sheet Opportunities Fund, Northstar Government Securities Fund and Northstar Strategic Income Fund each pays a management fee at the annual rate of 0.65% of average daily net assets; Northstar High Yield Fund pays a management fee at the annual rate of 0.45% of average daily net assets; Northstar Special Fund and Northstar Growth Fund each pays a management fee at the annual rate of 0.75%; and Northstar Growth + Value Fund pays a management fee at the annual rate of 1.00%. From time to time, Northstar may waive receipt of its fees or voluntarily assume certain expenses of the Fund. As a result of such a waiver, for the fiscal year ended December 31, 1995, the Government Securities Fund paid a management fee of .45%

     Each Fund pays NAC an administrative services fee, which is accrued daily and paid monthly, at the annual rate of .10% of each Fund's average daily net assets. NAC also charges an annual account service fee of $5.00 for each account of beneficial holders of shares in a Fund for providing certain shareholder services and assisting broker-dealers in servicing Fund accounts. Until June 2, 1997 the Administrator will receive no administrative or account fees from the Special Fund, Growth Fund, Balance Sheet Fund, Government Securities Fund, Strategic Income Fund and High Yield Fund.

     SUBADVISER TO SPECIAL FUND AND GROWTH + VALUE FUND. Navellier Fund Management, Inc. ("NFM"), a registered investment adviser, serves as subadviser to the Special Fund and Growth + Value Fund pursuant to separate Subadvisory Agreements dated February 1, 1996, and July 31, 1996, respectively, between Northstar and NFM. NFM is a recently formed company which is wholly-owned by Louis G. Navellier. The principal address of NFM is 1 East Liberty, Third Floor, Reno, Nevada, 89501. Mr. Navellier is also the sole owner of Navellier & Associates, Inc., a registered investment adviser, which is currently managing in excess of $1.4 billion for various private accounts. Navellier & Associates, Inc. has been managing large pools of private assets since 1987. It manages those private accounts based on a proprietary system of computer based screens developed by Louis Navellier in which he has applied and refined modern portfolio theory concepts to develop a proprietary system of computer based screens to analyze over 7,000 stocks in order to determine which stocks to buy and sell (the "Navellier style"). Louis Navellier and his staff at Navellier & Associates, Inc. has used the Navellier system since 1987 to manage the private accounts under management.

     Louis Navellier has formed NFM solely for the purpose of performing sub-advisory investment services for various Northstar portfolios. NFM will use for the Northstar Growth + Value Fund the same Navellier style and essential personnel as Navellier & Associates uses to perform its sub-advisory services for individuals and institutions.

     Louis G. Navellier will serve as portfolio manager for the two funds, with primary responsibility for the day-to-day investment management. For its services, NFM will receive from Northstar, not the funds, a fee equal to 0.48% of the average daily net assets of the Special Fund and 0.64% of the Growth + Value Fund. Northstar is responsible for overseeing the investment management provided by NFM, and assumes all costs and expenses of the subadvisory arrangement.

     The following tables set forth composite performance data for Louis G. Navellier, portfolio manager of the subadviser for the Northstar Growth + Value Fund, based on the historical performance of substantially similar accounts managed by Louis G. Navellier since the dates indicated. The data is provided to illustrate the past performance of Louis G. Navellier in managing substantially similar accounts, as measured against the S&P 500 Index, the same style that is being used for the Growth + Value Fund. A somewhat different approach is followed in the case of the Special Fund.


                                                                      NAVELLIER
                                                                    AND ASSOCIATES      S&P 500
YEAR                                                                  COMPOSITE (a,c) Index (b,c)
1987.............................................................         8.05%           5.24%
1988.............................................................        11.40           16.51
1989.............................................................        22.20           31.58
1990.............................................................        12.51           (3.15)
1991.............................................................        66.43           30.50
1992.............................................................         3.12            7.61
1993.............................................................        16.83           10.09
1994.............................................................         1.53            1.31
1995.............................................................        43.80           37.59
1996(Six months).................................................        14.81           10.10
One Year.........................................................        34.03           26.02
Three Years......................................................        21.70           17.21
Five Years.......................................................        19.80           15.74
Since Inception..................................................        25.55           19.69



(a) The performance results include the actual performance of ALL equity accounts managed by Navellier and Associates from 1987 to present calculated in accordance with AIMR standards. These accounts were managed with investment policies and objectives substantially similar to those of the Growth + Value Fund. These accounts were not, however, subject to the requirements of the Investment Company Act of 1940, the limitations of which could affect performance results. These performance results are "net" of fees, taking into account management fees, broker fees, commissions and other normal expenses that were deducted from the accounts. Prior to January 1, 1993, any account expenses that were NOT deducted from the accounts, such as management fees paid outside the accounts, are NOT reflected in the subject performance results. Fees charged to the accounts did not differ materially from the Growth + Value Fund's anticipated expense ratio but were generally higher than the expense ratio for Class A shares and generally lower than the expense ratios for Class B and C Shares.


(b) The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends.

(c) All information set forth in the tables was supplied by Navellier and Associates or from statistical services, reports or other sources believed by Navellier and Associates to be reliable. However, such information has not been verified or audited.

     Historical performance is not indicative of future performance. The composite account results presented above may not necessarily equate with the return experienced by any one account managed by Navellier and Associates, as a result of differences in brokerage commissions, the size of positions taken in relation to account size, timing of investments, additions and withdrawals, and diversification of securities.

     SUBADVISER TO THE INCOME AND GROWTH FUND. Wilson/Bennett Capital Management, Inc. ("Wilson/Bennett"), a registered investment adviser, serves as subadviser with respect to the common stock portion of the Income and Growth Fund pursuant to a Subadvisory Agreement dated July 31, 1996 between Northstar and Wilson/Bennett. Northstar will make all determinations as to the allocation of the Fund's assets, will direct all trades and will manage the portion of the Fund's assets in convertible and fixed income securities. Wilson/Bennett's principal address is Suite 250, 8260 Greensboro Drive, McLean, Virginia 22102. Wilson/Bennett currently manages approximately $57 million of assets for individuals, pension plans and corporations. For its services, Wilson/Bennett will receive from Northstar, not the Funds, a monthly fee at an annual rate equal to 0.20% of the first

$125 million of average daily net assets of the Fund managed by Wilson/Bennett, 0.25% of the next $125 million, and 0.30% for assets in excess of $250 million.

     PORTFOLIO MANAGERS. Thomas Ole Dial is the portfolio manager of the High Total Return Fund and the High Yield Fund and co-manager of the Balance Sheet Opportunities Fund. Mr. Dial joined Northstar in October 1993 and has managed the High Total Return Fund since its inception and the High Yield Fund since July 31, 1996 and has co-managed the Balance Sheet Opportunities Fund since July 31, 1996. Prior to joining Northstar, Mr. Dial served as Executive Vice President, Chief Investment Officer -- Fixed Income of National Securities & Research Corporation, and Senior Portfolio Manager of the National Bond Fund from August 1990 through July 1993. The National Bond Fund had investment objectives, policies and strategies that were substantially similar to those of the Northstar High Total Return Fund. The cumulative total return for the National Bond Fund from August 1990 through July 1993 was 89.03%. At July 31, 1993, that Fund had $614.7 million in net assets. As Senior Portfolio Manager of the National Bond Fund, Mr. Dial had full discretionary authority over the selection of investments for that fund. Average annual returns for the one-year and three-year periods ended July 31, 1993 and for the entire period during which Mr. Dial managed that fund as compared with the performance of the Lehman High Yield Bond Index were:

                                                                         Lehman High
                                                        THE NATIONAL     Yield Bond
                                                         BOND FUND (a,b) Index (c)
One Year (ended July 31, 1993).......................       18.90%          15.33%
Three Years (ended July 31, 1993)....................       23.64           17.50

(a) Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

(b) A Plan of Distribution pursuant to Rule 12b-1 became effective on June 1, 1992. At that time, the Fund also removed the sales load previously imposed on dividends reinvested in additional shares of the Fund. Prior to June 1, 1992, the expense ratio of the National Bond Fund was 1.15%. Thereafter, the expense ratio was 1.45%. The performance results are after the deduction of fees, including distribution fees when applicable, and do not reflect the deduction of sales charges.

(c) The Lehman Brothers High Yield Bond Index is an unmanaged index of fixed rate, publicly issued, noninvestment grade debt registered with the SEC that is considered to be generally representative of the United States market for noninvestment grade debt. The Index is adjusted to reflect reinvestment of dividends.

     Historical performance is not indicative of future performance. The National Bond Fund is a separate fund and its historical performance is not indicative of the potential performance of the Northstar Funds. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

     Geoffrey Wadsworth is the portfolio manager of the Growth Fund. Mr. Wadsworth joined Northstar in October 1993 and has managed the Growth Fund since January 1996. Prior to joining Northstar he was a portfolio manager and Vice President of National.

     Margaret D. Patel is the portfolio manager of the Government Securities Fund and the Strategic Income Fund and co-manager of the Income and Growth Fund. With respect to the Income and Growth Fund, Ms. Patel will make asset allocation determinations and will be responsible for selecting convertible and fixed income investments. Ms. Patel joined Northstar in June 1995 and has managed the Government Securities Fund since 1988 and the Strategic Income Fund since July 1996, and has co-managed the Income and Growth Fund since July 1996. Prior to joining Northstar, Ms. Patel was Senior Vice President of Boston Security Counselors, Inc.

     Peter Bakst is a co-manager of the Balance Sheet Opportunities Fund. Mr. Bakst joined Northstar in June 1996 and has co-managed the Fund since July 1996. From November 1995 through May 1996, Mr. Bakst served as Director-High Yield Group for CS First Boston. From March 1995 through September 1995 he was President of Presidio Capital Management and from April 1989 through February 1995 he was a Managing Director of BT Securities.

     Louis G. Navellier is the portfolio manager of the Special Fund and the Growth + Value Fund. Mr. Navellier has managed investments since 1986 and is the sole shareholder of two other registered investment advisory firms.

     John W. Fisher is a co-manager of the Income and Growth Fund. Mr. Fisher is responsible for managing the portion of the Fund's assets allocated for investment in common stocks. Mr. Fisher is the controlling principal, President and sole director of Wilson/Bennett.

     OTHER SERVICE PROVIDERS. The Funds' distributor is Northstar Distributors, Inc., an affiliate of Northstar. The custodian for the Income and Growth and High Total Return Funds is Custodial Trust Company, a bank organized under the laws of New Jersey, located at 101 Carnegie Center, Princeton, New Jersey 08540-6231. The custodian and fund accounting agent for the Special, Growth + Value, Growth, Balance Sheet, Government Securities, Strategic Income and High Yield Funds is State Street Bank and Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110.

     The transfer agent and Blue Sky administrator for all Funds, and the fund accounting agent for the Income and Growth and High Total Return Funds, is First Data Investor Services Group, Inc. ("First Data" or the "Transfer Agent"), located at One Exchange Place, Boston, Massachusetts, 02109. Advest Transfer Services, Inc., One Commercial Plaza, 280 Trumbull Street, Hartford, Connecticut 06103, serves as the sub-transfer agent for the Funds offering Class T shares.

                             HOW TO PURCHASE SHARES
     Each Fund continuously offers three classes of shares. Each class is described below under "Alternative Purchase Arrangements." Shares of each Fund, excluding Class T shares, may be purchased from the Fund or from investment dealers having a sales agreement with the Underwriter. Orders received in good form prior to 4:00 p.m. EST or placed with a financial service firm before such time and transmitted before the Fund processes that day's share transactions, will be processed at that day's closing NAV, plus any applicable sales charge. The minimum initial purchase is $2,500, however the Funds reserve the right in their discretion to accept purchases of a lesser value. The minimum initial purchase does not apply to IRA accounts, for which the minimum is $250; additional investments for as little as $100 ($25 for IRA accounts) may be made at any time through an investment dealer or by sending a check payable to Northstar Funds, c/o First Data Investor Services Group, Inc., P.O. Box 5131, Westborough, MA 01581-5131, for the purchase of full and fractional shares. Most shareholders choose not to hold their shares in certificate form because account transactions such as exchanges and redemptions cannot be completed until the certificate has been returned to the Funds and certificate holders may not participate in certain shareholder services, such as telephone exchanges and redemptions, check-writing and the withdrawal program. Certificates will be issued only upon written request. Shareholders requesting certificates may incur a fee for lost or stolen certificates and no certificates are issued for fractional shares (which shares remain in the shareholder's account in book entry form). The Fund or the Underwriter may refuse any purchase order for shares.

     At various times, the Underwriter implements programs under which (a) a dealer's sales force may be eligible to win cash or material awards for certain sales efforts or under which (b) the Underwriter will reallow an amount not exceeding the total applicable sales charges on the sales generated by the dealer during such programs to any dealer that (i) sponsors sales contests or recognition programs conforming to criteria established by the Underwriter or
(ii) participates in sales programs sponsored by the Underwriter. Pursuant to a Purchase Agreement that was entered into in connection with the assumption of management of the Funds by Northstar, the Underwriter has agreed to provide Advest, Inc. ("Advest") with certain additional compensation until June 2, 1998. Any additional compensation is payable annually and is based upon (a) (i) the level of sales by Advest of shares of the Funds during each year and (ii) the rate of redemption of Class T shares during such year and (b) the level of sales of those Funds previously distributed through Advest by persons other than Advest. Such compensation, which is paid out of the assets of the Underwriter and not the Funds, is in addition to the compensation otherwise payable to a dealer in connection with sale of the Funds' shares. Sales personnel of broker-dealers distributing shares of the Funds may receive differing compensation for selling different classes of shares.

                         ALTERNATIVE SALES ARRANGEMENTS
     The alternative purchase arrangements permit an investor to choose among three methods (each a class) of purchasing shares. Each class is described below. Which class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments qualifying for a reduced Class A sales charge avoid the higher distribution fee. Investments in Class B and Class C shares have 100% of the purchase invested immediately. The maximum purchase of Class B shares is $500,000; the maximum purchase of Class C shares is $750,000. Please consult your financial service firm.

     Prior to June 5, 1995, the Special, Growth, Balance Sheet, Government Securities, Strategic Income, and High Yield Funds each offered only one Class of shares, currently designated as "Class T" shares. Class T shares are no longer offered for sale by a Fund, except in connection with reinvestment of dividends and other distributions, upon exchanges of Class T shares of another Fund, and upon exchange of shares from the Class T Account of the Money Market Portfolio. When Class T shares are redeemed within four years after their purchase, a contingent deferred sales load will be imposed at rates declining from a maximum of 4% of the lesser of the net asset value or total cost of shares redeemed within a year of purchase to 1% of such amount for shares redeemed after three years.

     All contingent deferred sales charges are deducted from the redemption proceeds, not the amount remaining in the account. No contingent deferred sales charge is imposed on shares acquired through reinvestment of dividends and distributions, or on amounts representing appreciation. In determining whether a contingent deferred sales charge is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Accordingly, in determining whether a contingent deferred sales charge will be payable and, if so, the percentage charge applicable, shares acquired through reinvestment and then shares held the longest will be considered the first to be redeemed.

     Class B and Class T shares automatically convert to Class A shares after eight years from purchase in the case of Class B shares, and on the later of May 31, 1998 or eight years after purchase in the case of Class T shares. The purpose of the conversion is to relieve the holders from the burden of higher distribution fees once the Underwriter had been reimbursed for most of its distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B or Class T shares in a shareholder's Fund account will be considered to be held in a separate subaccount. Each time any Class B or Class T shares in the shareholder's Fund account (other than those in the subaccount) convert to Class A, an equal pro rata portion of the Class B or Class T shares in the subaccount will also convert to Class A.

     As set forth below, the initial or contingent deferred sales charges may be reduced or eliminated for certain persons or organizations purchasing Fund shares alone or in combination with other Northstar Funds. See the Statement of Additional Information for more details regarding waivers and purchases at net asset value.

     Investors choosing the initial sales charge alternative may under certain circumstances be entitled to pay reduced sales charges. The sales charge varies with the size of the purchase and reduced charges apply to the aggregate of purchases of a Fund made at one time by any "Purchaser," which term includes (i) an individual and his/her spouse and their children under the age of 21, (ii) a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including pension, profit-sharing or other employee benefit trusts created pursuant to a plan qualified under Section 401 of the Internal Revenue Code, a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension Accounts ("SARSEP")) and 403(b) and 457 plans, although more than one beneficiary or participant is involved; and (iii) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company. The circumstances under which "Purchasers" may pay reduced sales charges are described below.

     RIGHTS OF ACCUMULATION. A Purchaser may qualify for reduced initial sales charges based upon the Purchaser's existing investment in shares of the Funds at the time of purchase. The applicable sales charge is determined by aggregating the dollar amount of the new purchase and the greater of the Purchaser's total
(i) net asset value or (ii) cost of all shares owned in the Funds sold subject to a front-end sales charge and/or designated as "Class A" shares then held by such Purchaser, and applying the sales charge applicable to such aggregate.

     In order to obtain this discount, the Underwriter (if a purchase is made through an investment dealer) or Transfer Agent (if made by mail) must be provided with sufficient information, including the Purchaser's total cost at the time of purchase, to permit verification that the Purchaser qualifies for a cumulative quantity discount, and confirmation of the order is subject to such verification. The privilege of cumulative quantity discounts may be modified or discontinued at any time.

     LETTER OF INTENT. Purchasers may also qualify for reduced sales charges by signing a Letter of Intent ("LOI"). This enables the Purchaser to aggregate purchases over a 13-month period of all Funds sold subject to a front-end sales charge and/or designated as "Class A" shares. The sales charge is based on the total amount invested during the 13-month period. A 90-day back-dated period can be used to include earlier purchases (with a partial retroactive downward adjustment in an amount equal to the commission paid to the broker-dealer); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicted in the LOI. A shareholder must notify the Transfer Agent whenever a purchase is being made pursuant to a LOI.

     The LOI is not a binding obligation on the investor to purchase the full amount indicated; however, on the initial purchase, if required (or on subsequent purchases if necessary), 5% of the dollar amount specified in the Statement will be held in escrow by the Transfer Agent in shares registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Underwriter an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference.

     CDSC WAIVERS. The contingent deferred sales charge is waived on redemptions of Class B and Class C shares (a) following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code, of a shareholder (or all shareholders in the case of joint accounts) if redemption is made within one year of the death or disability of the shareholder, as relevant; (b) in connection with redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal plan adopted by the Funds provided, however, that such withdrawals shall not exceed in any calendar year 7% (9% in the case of the High Total Return Fund and the High Yield Fund) of the original principal amount invested (any excess being assessed the applicable deferred sales charge, if any), and provided further that the redeeming shareholder reinvests all dividends and capital gain distributions during his/her participation in the withdrawal plan; (c) after attaining the age of 70 1/2 in the case of redemption from an IRA or other retirement plan such as a Keogh plan or custodial account pursuant to Section 403(b)(7) of the Internal Revenue Code, or on any redemption resulting from the tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code; and (d) in connection with the exercise of certain exchange privileges among Class B or Class C shares of the Funds, including shares of the Class B or Class C Account of the Money Market Portfolio.

     CLASS A SHARES. Class A shares are offered at net asset value plus an initial or a contingent deferred sales charge as set forth below. Class A shares bear a 0.25% annual service fee and a .05% annual distribution fee.

                                                                                                          AMOUNT RETAINED
                                                                        % OF AMOUNT         % OF         BY DEALERS AS % OF
                          AMOUNT PURCHASED                               INVESTED      OFFERING PRICE      OFFERING PRICE
Up to $99,999........................................................       4.99%            4.75%               4.00%
$100,000 to $249,999.................................................        3.9             3.75                 3.1
250,000 to 499,999...................................................       2.83             2.75                 2.3
500,000 to 999,999...................................................       2.04                2                 1.7
*1,000,000 and above.................................................      --              --                 --

* The Underwriter pays investment dealers or financial service firms a commission from its own resources of up to 1.00% of the amount invested for amounts from $1,000,000 to $2,499,999, up to 0.50% on amounts of $2,500,000 to
  $4,999,999 and up to 0.25% on amounts of $5 million and above. Purchases of over $1 Million are subject to a maximum contingent deferred sales charge of 1% (scaled down to 0.50% for amounts of $2.5 million or more, and 0.25% on amounts over $5 million) on redemptions made within eighteen months.

     CLASS B SHARES. Class B shares are offered at net asset value, without an initial sales charge, subject to a .75% annual distribution fee for approximately 8 years (at which time they convert to Class A shares bearing only a .05% annual distribution fee), a 0.25% annual service fee and a contingent deferred sales charge if shares are redeemed within five years after purchase. As set forth below, the amount of the deferred sales charge varies depending on the number of years after purchase that the redemption occurs. For determining the date of purchase, all payments during a month will be aggregated and deemed to have been made on the last day of the month. The deferred sales charge will be assessed on an amount equal to the lesser of the current market value or the cost of the shares being redeemed. The Underwriter currently pays investment dealers a sales commission of 4% of the sale price of Class B shares sold by the dealers, subject to future amendment or termination. The Underwriter will retain all or a portion of the continuing distribution fee assessed to Class B shareholders and will receive the entire amount of the contingent deferred sales charge paid by shareholders on the redemption of shares to reimburse the Underwriter in whole or in part for the payment of such sales commission, plus financing costs and related marketing expenses.

                                                  CONTINGENT DEFERRED
                                                   SALES CHARGE AS A
                                                     PERCENTAGE OF
                                                     DOLLAR AMOUNT
                                                      SUBJECT TO
              YEAR SINCE PURCHASE                       CHARGE
First..........................................            5%
Second.........................................            4%
Third..........................................            3%
Fourth.........................................            2%
Fifth..........................................            2%
Thereafter.....................................            0%

     To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If, at such time the investor makes his first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 4% (the applicable rate in the second year after purchase).

     CLASS C SHARES. Investors choosing Class C shares purchase shares at net asset value without a sales charge at the time of purchase, subject to a 0.75% annual distribution fee, a 0.25% annual service fee, and a 1.00% contingent deferred sales charge on redemptions made within one year from the first day of the month after purchase.

     The Underwriter currently pays investment dealers a sales commission of 1% of the sale price of Class C shares sold by such dealers, subject to future amendment or termination. The Underwriter will retain the distribution fee assessed against Class C shareholders in the first year of investment, and the entire amount of the contingent deferred sales charge paid by Class C shareholders upon redemption in year one, in order to compensate the Underwriter for providing distribution related services to the Funds in connection with the sale of Class C shares, and to reimburse the Underwriter in whole or in part for the commissions (and any related financing costs) paid to dealers at the time of purchase. There is no conversion feature associated with Class C shares; therefore, Class C shareholders will be subject to the higher distribution fee associated with such shares for the life of the shareholder's investment.

                     INVESTOR SERVICES AND ACCOUNT POLICIES
     An account will be opened for each investor after an initial investment is made. Account services are described below. Class T shareholders wishing to add to their investment or to purchase shares of another Fund must opt to purchase Class A, Class B or Class C shares of the Fund, and the Transfer Agent will establish a new account for the shareholder in another Class of a Fund selected by the shareholder. Shares purchased will be held in the shareholder's account by the Transfer Agent. Requests for account assistance or additional information should be directed to Northstar at (800) 595-7827.

     The Funds will send you a confirmation statement after every transaction that affects your account balance or your account registration. Information regarding the tax status of income dividends and capital gains distribution will be mailed to shareholders on or before January 31st of each year. Account tax information will also be sent to the IRS. Financial reports for the Funds will be mailed semiannually to shareholders. To reduce expenses, only one copy of most Fund reports will be mailed to accounts listed under the same social security number or to households for multiple accounts with the same surname. Please contact Northstar to request additional copies of shareholder reports.

     DIVIDEND AND DISTRIBUTION REINVESTMENT OPTIONS. Shareholders of Class A, Class B and Class C shares may direct that income dividends and capital gain distributions be paid to them through any one of the following options: income dividends and capital gain distributions both paid in additional shares of the same class of a designated Fund at net asset value; income dividends paid in cash and capital gain distributions paid in additional shares of the same class of a designated Fund at net asset value; or income dividends and capital gain distributions both paid in cash. If a shareholder does not indicate which option is preferred upon the opening of an account, both income dividends and capital gain distributions will be paid in additional shares of the Fund from which the investor earned such distributions. Class T shareholders may elect only to receive all distributions in cash or to reinvest in additional shares, regardless of whether such distribution is an income dividend or a capital gains distribution. In addition, Class T shareholders opting to reinvest dividends and capital gains may only invest such proceeds in the Fund making the distribution. Payment options may be changed at any time by notifying Northstar in writing.

     AUTOMATIC INVESTMENT PLAN. Shareholders may elect to purchase shares through the establishment of an Automatic Investment Plan, in which case the minimum investment in order to open an account is $25. An Automatic Investment Authorization Form (available on request from Northstar) provides for funds to be automatically drawn on a shareholder's bank account and deposited in his or her Fund account ($25 per month minimum). The shareholder's bank may charge a nominal fee in connection with the establishment and use of automatic deposit services. The Automatic Investment Plan is not available for Class T share accounts.

     WITHDRAWAL PROGRAM. A shareholder owning $5,000 or more worth of shares of a Fund in book-entry form may establish a withdrawal program with the Fund and provide for the payment monthly or quarterly of any requested dollar amount ($25 minimum per payment) from the account to his or her order. Withdrawal programs are not available for Class T share accounts. A sufficient number of full and fractional shares will be redeemed to make the designated payment. The purchase of shares while participating in a withdrawal program will ordinarily be disadvantageous to the investor, since a sales charge will be paid by the investor on the purchase of shares at the same time the shares are being redeemed in the case of Class A shares. For this reason, shareholders may not maintain an Automatic Investment Plan while participating in the withdrawal program. In the case of shares subject to a contingent deferred sales charge, unless the investor qualifies for a waiver, the investor may incur a sales charge at the time of each withdrawal. A Fund may terminate an investor's withdrawal program if the account value falls below $5,000 due to the transfer or redemption of shares from the account. See the enclosed application form.

     TAX-SHELTERED RETIREMENT PLANS. Shares of the Funds may be offered in connection with the following qualified prototype retirement plans: IRA and Rollover IRA, SEP-IRA, Profit-Sharing and Money Purchase Pension Plans which can be adopted by self-employed persons ("Keogh") and by corporations. Call or write Northstar for further information.

     EXCHANGE PRIVILEGES. Shareholders may exchange shares of a Fund for the same class of shares of another Fund or for shares of The Cash Management Fund of Salomon Brothers Investment Series (an open-end management investment company comprised of various portfolios, hereafter referred to as "Money Market Portfolio," that is not one of the Funds, but is available by purchase or exchange through the Underwriter). Exchange requests in proper form will be honored prior to 4:00 p.m. EST. For telephone exchanges or authorization forms, contact Northstar at 1-800-595-7827. Exchanges will be based upon each Fund's NAV per share next computed following receipt of a properly executed exchange request, without a sales charge; provided, however, in the case of exchanges after a direct purchase into the Money Market Portfolio from Class A shares of a Fund, a sales charge will be imposed in accordance with the sales charge table that is applicable to direct purchases. Collection of the contingent deferred sales charge will be deferred on shares subject to a charge that are exchanged for shares of the same class of another Fund, or converted to shares of the Money Market Portfolio. Under these circumstances, the combined holding period of shares in each Fund, or in a Fund and the Money Market Portfolio, shall be used to calculate the conversion period, if applicable, and to determine the deferred sales charge due upon redemption, if any. The exchange of shares from one Fund to another is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes. Shareholders may, therefore, realize a taxable gain or loss. See "Exchanges" and "Dividends, Distributions and Taxes" in the Statement of Additional Information. Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. Each Fund and the Money Market Portfolio has different investment objectives and policies. Shareholders should obtain and review the prospectus of the Fund into which the exchange is to be made before any exchange requests are made.

     TELEPHONE TRANSACTIONS. Shareholders holding shares in book-entry form may authorize the Funds to accept telephone redemptions and exchanges. Telephone transactions are not available for Class T share accounts. Shareholders may redeem up to $50,000 worth of their shares by telephoning Northstar prior to 4:00 p.m. EST. Redemption proceeds must be payable to the record holder of the shares and mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event longer than three days after the request. The minimum amount for a wire transfer is $1,000. If at any time the Funds shall determine that it is necessary to terminate or modify telephone transaction privileges, shareholders would be promptly notified. Information on these services is included in the Application and is available from Northstar. Neither Northstar, the Underwriter nor the Funds will be liable for any loss, damages, expense or cost arising out of any telephone transaction effected in accordance with the Funds' procedures, upon instructions believed to be genuine. Shareholders who utilize telephone privileges bear the risk of any loss, damages, expense or cost arising from their election, including risk of unauthorized use; provided, however that the Funds shall employ reasonable procedures to confirm that all telephone instructions are genuine. For this purpose, the Fund or its agent will require all individuals delivering telephone instructions to provide specific information to identify themselves as the account holder, such as the name in which the account is registered, the account holder's social security number, account number, and broker of record. In the absence of such procedures, or should the Fund or its agents for any reason fail to follow such procedures, the Fund or its agents may be liable for losses due to unauthorized or fraudulent telephone instructions.

     INVOLUNTARY REDEMPTIONS. Due to the high cost of maintaining accounts with small account values, each Fund reserves the right to close all accounts that have been in existence for at least one year and have a value that is less than $500. Involuntary redemptions will not be effected because of market movements; they will only be effected in the event of redemptions resulting in an account value of less than $500. Shareholders will receive 60 days' written notice during which time they may bring the value up to $500 or more. If the account value is not raised during that time, the Fund will redeem all shares in the account and send the proceeds to the shareholder's address of record.

     Each Fund reserves the right to close all accounts of a shareholder who has failed to provide a social security number or other taxpayer identification number and certification (if required) that such number is correct, or if a shareholder is deemed to engage in activities which are illegal or otherwise detrimental to the Funds.

     REINSTATEMENT PRIVILEGE. Shareholders have a one time privilege of reinstating their investment into any of the Funds, subject to the terms of exchange (see "Exchange Privileges") at the NAV next determined after the request for reinstatement is made. For Federal income tax purposes, a redemption and reinstatement will be treated as a sale and purchase of shares; special rules may apply in computing the amount of gain or loss in these situations. See "Dividends, Distributions and Taxes" in the Statement of Additional Information. A written request for reinstatement must be received by the Underwriter within 30 days of the redemption accompanied by payment for the shares (not in excess of the redemption). Shareholder accounts will be credited with an amount equal to the deferred sales charge (or pro rata portion thereof) paid upon redemption.

                               HOW TO SELL SHARES
     Shareholders may sell their shares back to the Fund at the NAV next determined after the Fund receives a redemption request with any other required documentation in proper form. Investors will be subject to the applicable deferred sales charge, if any, for such shares. The Transfer Agent requires a written request, with the signature guaranteed by a bank, a national stock exchange member or other eligible guarantor institution. The Transfer Agent may waive the signature guarantee requirement in the case of book-entry share redemption requests of less than $50,000 if the proceeds are payable to the account as registered and mailed to the address of record. Redemption requests must be signed by each person in whose name the account is registered. Shareholders may also sell shares back to a Fund through dealers who are members of the selling group. The redemption price in such a case will be the price as of the close of the New York Stock Exchange on that day, provided the order is received by the dealer prior to the close of the Exchange and is transmitted to the Underwriter prior to the close of its business. The dealer is responsible for the timely transmission of orders to the Underwriter. No service charge is made by a Fund on redemptions, but shares tendered through investment dealers may be subject to a service charge by such dealers. Payment for shares redeemed is normally made within three days. However, for shares recently purchased by check, the Fund cannot send proceeds until the check has cleared, which may take up to 15 days.

     Redemptions by corporations, partnerships or other organizations, executors, administrators, trustees, custodians, guardians, or from IRA's or other retirement plans may require additional documentation. To avoid delay in redemption or transfer, shareholders having questions about specific requirements, including eligible guarantor institutions, should contact Northstar at (800) 595-7827. Redemption requests will not be honored until all required documents in the proper form have been received.

                               DISTRIBUTION PLANS
     Each Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for each class of shares of that Fund (collectively, the "Plans"). The Plans permit each Fund to compensate the Underwriter in connection with activities intended to promote the sale of shares of each class of shares of the Fund. Pursuant to the Plans, each Fund shall pay the Underwriter 0.30% annually of the average daily net assets of each Fund's Class A shares, 1.00% annually of the average daily net assets of each Fund's Class B and Class C shares, and 0.95% annually of the average daily net assets of each Fund's Class T shares in the case of the Special Fund, Growth Fund and Strategic Income Fund, 0.75% annually of the average daily net assets of the Class T shares in the case of the Balance Sheet Fund and 0.65% annually of the average daily net assets of the Class T shares in the case of the Government Securities Fund and High Yield Fund. Under the NASD rules, fees of this type are limited to 0.75% annually for distribution fees and 0.25% annually for service fees, subject to aggregate limits. The Underwriter uses the fee to defray the costs of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Underwriter's expenses in any year, the Underwriter would realize a profit. With respect to the Class T Plan, it is anticipated that all of the payments received by the Underwriter under the Plan will be paid to Advest as compensation for servicing Class T shareholder accounts and reimbursement for its prior distribution and shareholder servicing activities in connection with Class T shares.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
     THE FOLLOWING DISCUSSION IS INTENDED FOR GENERAL INFORMATION ONLY. EACH INVESTOR SHOULD CONSULT WITH HIS OR HER OWN TAX ADVISOR AS TO THE TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

     Each Fund intends to continue to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, each Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any U.S. federal income or excise tax. Each Fund intends to distribute to shareholders substantially all of its net investment income and any net capital gains at least annually. It is intended that dividends from net investment income will be paid monthly on the High Total Return Fund, the Government Securities Fund, the High Yield Fund and the Strategic Income Fund, annually on the Special Fund, Growth + Value Fund, and Growth Fund, and quarterly on the Income and Growth Fund and Balance Sheet Funds' shares.

     Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a shareholder as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

     Each year the Fund will notify shareholders of the tax status of dividends and distributions. Each Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding.

     Investors who purchase shares of a Fund just before the distribution will pay full price for the shares and receive a portion of the purchase price back as a taxable distribution. Unless your account is set up as a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase in the net asset value of the Fund. Further information relating to tax consequences is contained in the Statement of Additional Information. Fund distributions also may be subject to state, local and foreign taxes. Fund distributions that are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states.

     A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

     Investments in zero coupon securities will result in income to a Fund each year equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities. Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

                              GENERAL INFORMATION

     ORGANIZATION OF THE FUNDS. The Income and Growth Fund (formerly the "Northstar Advantage Income and Growth Fund"), High Total Return Fund (formerly the "Northstar Advantage High Total Return Fund") and Growth + Value Fund are series of the Northstar Trust (the "Trust") (formerly the "Northstar Advantage Trust"), a Massachusetts business trust. The Income and Growth Fund, High Total Return Fund and the Trust changed their names on August 1, 1996. The Trust was organized in 1993. The other Funds are also organized under Massachusetts law as a business trust: The Special (formerly the "Northstar Advantage Special Fund"), Growth (formerly the "Northstar Advantage Growth Fund"), Balance Sheet Opportunities (formerly the "Northstar Advantage Income Fund"), and Government Securities (formerly the "Northstar Advantage Government Securities Fund") Funds in 1986, the High Yield Fund (formerly the "Northstar Advantage High Yield Fund") in 1989; and the Strategic Income Fund (formerly the "Northstar
Advantage Strategic Income Fund") in 1994. Each of these trusts changed their name on August 1, 1996.


     The Trust's Declaration of Trust, as amended, and each Fund's Amended and Restated Declaration of Trust provides that the Trustees are authorized to create an unlimited number of series and, with respect to each series, to issue an unlimited number of full and fractional shares of one or more classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the series. All shares have equal voting rights, except that only shares of the respective series or separate classes within a series are entitled to vote on matters concerning only that series or class. As of the date of this Prospectus, each Fund within the Trust has three classes of shares; each of the remaining Funds has four classes of shares.

     Neither the Trust nor the Funds are required to hold shareholder meetings, but special meetings may be called under certain circumstances. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights.

     REGISTRATION STATEMENT. This prospectus does not contain all the information included in the Registration Statement filed for each Fund with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act, with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. Each Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C.

                                    APPENDIX
DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND
RATINGS
     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally know as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
     Baa: Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
     C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
     Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.
DESCRIPTION OF STANDARD & POOR'S CORPORATION'S ("S&P") CORPORATE DEBT RATINGS
     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.
     A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
     BBB: Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.
     BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
     CI: The rating CI is reserved for income bonds on which no interest is being paid.
     D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
     Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                     (LOGO of NorthStar Appears Here)

                             PRINCIPAL UNDERWRITER
                          Northstar Distributors, Inc.
                               Two Pickwick Plaza
                              Greenwich, CT 06830

                               INVESTMENT ADVISER
                  Northstar Investment Management Corporation
                               Two Pickwick Plaza
                              Greenwich, CT 06830


                                 TRANSFER AGENT
                    First Data Investor Services Group, Inc.
                              4400 Computer Drive
                           Westborough, MA 01581-5122


                                 1-800-595-7827

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and, if given or made, such information or representations must not be relied upon. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state in which, or to any person to whom it is unlawful to make such an offer. Neither the delivery of this prospectus nor any sale made hereunder shall, under any circumstances, create any implication that information herein is correct at any time subsequent to its date.

                               TABLE OF CONTENTS

                                                    PAGE                                                       PAGE
Expense Information..............................     2    How to Purchase Shares...........................    23
Financial Highlights.............................     6    Alternative Sales Arrangements...................    23
Investment Objectives and Policies of the                  Investor Services and Account Policies...........    26
  Funds..........................................    14    How to Sell Shares...............................    28
Investment Considerations and Risk Factors.......    16    Distribution Plans...............................    28
Other Investment Techniques......................    18    Dividends, Distributions and Taxes...............    28
Performance Information..........................    19    General Information..............................    29
How Net Asset Value is Determined................    20    Appendix.........................................   A-1
Management of the Funds..........................    20



 New Account Application
---------------------------------------------------------------------------------------------------------------------------------
1 ACCOUNT REGISTRATION
  ---------------------------------------------------------------------------------------------------------------------------------
  Type of Account (Choose One Only):
  / / INDIVIDUAL      / / JOINT ACCOUNT     / / FOR A MINOR   / / TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY
      USE LINE A          USE LINES A & B       USE LINE C        USE LINE D


  Print name exactly as account is to be registered:

  A._________________________________________________         ___-____-_____
    NAME (FIRST, MIDDLE, LAST)                                SOCIAL SECURITY NUMBER

  B._________________________________________________         ___-____-_____
    NAME (FIRST, MIDDLE, LAST)                                SOCIAL SECURITY NUMBER

  C._________________________________________________
    CUSTODIAN'S NAME (FIRST, MIDDLE, LAST)

    _________________________________________________         ____-____-_____
    MINOR'S NAME (FIRST, MIDDLE, LAST)                        MINOR'S SOCIAL SECURITY NUMBER

    _________________________________________________         ___-_________
                                                              TAX I.D. NUMBER

UNDER THE _____________ UNIFORM GIFTS/TRANSFERS TO MINORS ACT   OR
          NAME OF STATE
  D._________________________________________________         ___-___-_____
    NAME (IF A TRUST, INCLUDE DATE OF AGREEMENT)              SOCIAL SECURITY NUMBER

  ---------------------------------------------------------------------------------------------------------------------------------
2 MAILING ADDRESS
  ---------------------------------------------------------------------------------------------------------------------------------

  ___________________________________________________
  STREET

  (   )______________________________________________
  DAYTIME PHONE NUMBER

  ___________________________________________________
  CITY                             STATE     ZIP

  ---------------------------------------------------------------------------------------------------------------------------------
3 PURCHASE OF SHARES
  ---------------------------------------------------------------------------------------------------------------------------------

  MINIMUM INITIAL INVESTMENT $2,500 / / MAKE CHECK PAYABLE TO NORTHSTAR FUNDS. Check enclosed for $__________

  / / Shares purchased and paid for through my/our investment dealer.
  Trade Date_______             Order#_______

  Number of Shares:  Class A_______    Class B_______    Class C_______

  Please check the box beside the name of each Northstar Advantage Fund being purchased and enter the dollar amount of each purchase. All distributions will be reinvested in additional shares unless instructed otherwise.


  / / SPECIAL FUND $_______              / / GROWTH + VALUE FUND $_______       / / GROWTH FUND $_______
  Class A / / Class B / / Class C / /    Class A / / Class B / / Class C / /    Class A / / Class B / / Class C / /

  DIVIDENDS     / / Cash / / Other*      DIVIDENDS     / / Cash / / Other*      DIVIDENDS     / / Cash / / Other*
  CAPITAL GAINS / / Cash / / Other*      CAPITAL GAINS / / Cash / / Other*      CAPITAL GAINS / / Cash / / Other*
  ______________________________________________________________________________________________________________________


  / / INCOME AND GROWTH FUND $_______     / / BALANCE SHEET OPPORTUNITIES FUND $_______    / / GOVERNMENT SECURITIES FUND $_______
  Class A / / Class B / / Class C / /     Class A / / Class B / / Class C / /              Class A / / Class B / / Class C / /

  DIVIDENDS     / / Cash / / Other*       DIVIDENDS     / / Cash / / Other*                DIVIDENDS     / / Cash / / Other*
  CAPITAL GAINS / / Cash / / Other*       CAPITAL GAINS / / Cash / / Other*                CAPITAL GAINS / / Cash / / Other*
  ______________________________________________________________________________________________________________________

  / / STRATEGIC INCOME FUND $_______     / / HIGH YIELD FUND $_______           / / HIGH TOTAL RETURN FUND $_______
  Class A / / Class B / / Class C / /    Class A / / Class B / / Class C / /    Class A / / Class B / / Class C / /

  DIVIDENDS     / / Cash / / Other*      DIVIDENDS     / / Cash / / Other*      DIVIDENDS     / / Cash / / Other*
  CAPITAL GAINS / / Cash / / Other*      CAPITAL GAINS / / Cash / / Other*      CAPITAL GAINS / / Cash / / Other*
  ______________________________________________________________________________________________________________________

  / / MONEY MARKET PORTFOLIO FUND $_______
  (Money Market Account)  Class A / / Class B / / Class C / /
  DIVIDENDS     / / Cash / / Other*
  CAPITAL GAINS / / Cash / / Other*
  ______________________________________________________________________________________________________________________

  *Please reinvest my dividends from ________________ to ________________
                                      (Name of Fund)      (Name of Fund)

  ---------------------------------------------------------------------------------------------------------------------------------
4 LETTER OF INTENT, RIGHT OF ACCUMULATION (CLASS A SHARES ONLY)
  ---------------------------------------------------------------------------------------------------------------------------------
    LETTER OF INTENT
     Although I/we have made no commitment to do so, I/we intend to invest the dollar amount indicated below within a 13-month period in shares of one or more of the eligible Northstar Funds.

     /  /  $100,000  /  / $250,000  /  / $500,000  /  / $1,000,000

    RIGHTS OF ACCUMULATION
     If this account qualified for a Reduced Sales Charge under the terms of the current Prospectus, please list account numbers:

     /  /  $100,000  /  / $250,000  /  / $500,000  /  / $1,000,000

        -                             -
    ---- --------                 ---- ---------
  ---------------------------------------------------------------------------------------------------------------------------------
5 AGREEMENTS AND SIGNATURES
  ---------------------------------------------------------------------------------------------------------------------------------

  I/We am/are of legal age and wish to establish an account in accordance with the terms and conditions of the current applicable
  Prospectus, a copy of which has been received and read. I/We understand and agree that neither First Data nor the Northstar Funds shall be held liable for any loss, liability, cost or expense for acting in accordance with this application, or any section thereof. I/We acknowledge that the account(s) established by this application will be subject to the telephone exchange and redemption privileges described in this current prospectus, unless indicated otherwise, with the understanding that the Fund,
  Northstar and the Transfer Agent will not be able to verify the authenticity of any telephone or redemption order received from persons other than registered representatives of Northstar Distributors, Inc. and that they will not be liable for following telephone exchange or redemption instructions that prove to be fraudulent. Shareholders would bear the loss resulting from instructions entered by an unauthorized third party.

  Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2)
  that I am not* subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue
  Service has notified me that I am no longer subject to backup withholding.

  *If you are subject to backup withholding, please cross through the word "not" in part (2) above.

  ---------------------------------------------------------------------------------------------------------------------------------
  INDIVIDUAL (OR CUSTODIAN)                                 DATE


  ---------------------------------------------------------------------------------------------------------------------------------
  CO-OWNER (OR CORPORATE OFFICER, PARTNER OR TRUSTEE)       DATE


  ---------------------------------------------------------------------------------------------------------------------------------
  (IF APPLICABLE, TRUSTEE)                                  DATE


  ---------------------------------------------------------------------------------------------------------------------------------
  (IF APPLICABLE, TRUSTEE)                                  DATE

  ---------------------------------------------------------------------------------------------------------------------------------
6 FOR DEALER USE ONLY
  ---------------------------------------------------------------------------------------------------------------------------------
  We guarantee the signature(s) and legal capacity of the applicant(s) referred to herein, and in the case of a withdrawal program we affirm that, in our opinion, the designated withdrawal is reasonable in view of the circumstances involved.

  ---------------------------------------------------------------------------------------------------------------------------------
  DEALER NAME (PLEASE PRINT CAREFULLY)                   DEALER NO.

  ---------------------------------------------------------------------------------------------------------------------------------
  AUTHORIZED SIGNATURE (MUST BE PROVIDED FOR WITHDRAWAL PROGRAMS, TELEPHONE REDEMPTIONS AND TELEPHONE EXCHANGES)

  ---------------------------------------------------------------------------------------------------------------------------------
  BRANCH NUMBER          BRANCH ADDRESS


  ---------------------------------------------------------------------------------------------------------------------------------


 REP NAME (PLEASE PRINT CAREFULLY) FIRST AND LAST NAME       PHONE NUMBER (IMPORTANT)    REP NUMBER

                                                             (   )
 ----------------------------------------------------------------------------------------------------------------------------------


                        ------------------------------------------------
                           Upon completion of the application, please
                              return with a check made payable to:
                                        NORTHSTAR FUNDS,
                   c/o FIRST DATA, P.O. Box 5131, WESTBOROUGH, MA 01581-5131


                                                         SPECIAL ACCOUNT OPTION
  ---------------------------------------------------------------------------------------------------------------------------------
7 AUTOMATIC INVESTMENT PLAN
  ---------------------------------------------------------------------------------------------------------------------------------

     Attach a VOIDED CHECK from your bank account and a check for an initial deposit to establish this plan (minimum $25). Please complete the following information to invest automatically the dollar amount stated below on approximately the 15th /  /, 30th
     /  / or the 15th and 30th /  /, of the month.

     The applicant authorizes the Northstar Funds to draw monthly drafts on your bank account number _________ and use the proceeds
     ($25 minimum) therefrom to purchase shares of Northstar  ___________  _____________
                                                               FUND NAME      $ AMOUNT

     Registered in the name(s) of __________________________________________

     RESTRICTIONS

     Each purchase of shares will be made at the current offering price determined as of the close of business on the day on which such purchase is made. Automatic investments may be discontinued by either Northstar Funds or the purchaser upon 30 days written notice to the other.

     The Northstar Funds reserves the right to cancel any transaction which was executed in reliance on a draft authorized where the bank upon which the draft was drawn refused to make payment thereon for any reason.

ATTACH VOID CHECK HERE
  ---------------------------------------------------------------------------------------------------------------------------------
8 WITHDRAW PROGRAM
  ---------------------------------------------------------------------------------------------------------------------------------

  A Withdrawal Plan is available on Class A shares (non-certificated shares only) provided the Fund being purchased has a value of $5,000 or more.

  Withdrawals with respect to Class B and Class C shares are limited (see the Prospectus) and are conditional upon dividends and capital gains being automatically reinvested.

  1. The amount of each payment shall be                                                                              ($25 minimum)
                                               ---------    --------   ---------   --------
                                               FUND NAME    $ AMOUNT   FUND NAME   $ AMOUNT

  2. Payments are to be made /  / Monthly /  / Quarterly /  / Semi-Annually /  / Annually on the /  / 1st or /  / 15th of the month

  Choose one of the following methods of distribution.

  /  / ACH  Please have my payments electronically transferred to my bank. I have attached the required voided check and I have verified that my bank is a member of the Automated Clearing House (ACH).

 /  /  MAIL Please have my payments mailed. I understand that the payments will be made payable to me and mailed to my account mailing address unless a special designation is referenced below:

  ---------------------------------------------------------------------------------------------------------------------------------
  NAME (PLEASE PRINT CAREFULLY.)


  ---------------------------------------------------------------------------------------------------------------------------------
  STREET


  ---------------------------------------------------------------------------------------------------------------------------------
  CITY                                 STATE                   ZIP CODE                                YOUR BANK ACCOUNT NUMBER


  ---------------------------------------------------------------------------------------------------------------------------------


ATTACH VOID CHECK HERE
  ---------------------------------------------------------------------------------------------------------------------------------
9 TELEPHONE EXCHANGE REDEMPTION AND EXPEDITED TELEPHONE REDEMPTION
  ---------------------------------------------------------------------------------------------------------------------------------

  Signature guarantees are required if:  1. Redemption is over $50,000.
                                         2. Proceeds are to be sent to address other than record.

 ALL SHAREHOLDERS AND THEIR DEALER REPRESENTATIVES WILL AUTOMATICALLY RECEIVE TELEPHONE EXCHANGE AND REDEMPTION PRIVILEGES,
 (NON-CERTIFICATED SHARES ONLY) UNLESS AN ELECTION NOT TO RECEIVE THESE PRIVILEGES IS EXERCISED BELOW.

 /  / DO NOT CODE MY          /  / DO NOT CODE MY
      ACCOUNT FOR TELEPHONE        ACCOUNT FOR TELEPHONE
      EXCHANGE PRIVILEGE.           REDEMPTION PRIVILEGE.


      /  / PLEASE WIRE REDEMPTION PROCEEDS TO MY BANK. (I UNDERSTAND THE MINIMUM FOR WIRES IS $1,000.) MY VOIDED CHECK IS ATTACHED.


                                [LOGO OF NORTHSTAR]


                      STATEMENT OF ADDITIONAL INFORMATION

                               NOVEMBER 18, 1996

                             NORTHSTAR SPECIAL FUND
                         NORTHSTAR GROWTH + VALUE FUND
                             NORTHSTAR GROWTH FUND
                        NORTHSTAR INCOME AND GROWTH FUND
                   NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
                      NORTHSTAR GOVERNMENT SECURITIES FUND
                        NORTHSTAR STRATEGIC INCOME FUND
                           NORTHSTAR HIGH YIELD FUND
                        NORTHSTAR HIGH TOTAL RETURN FUND

                               TWO PICKWICK PLAZA
                          GREENWICH, CONNECTICUT 06830

                                 (203) 863-6200
                                 (800) 595-7827

     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of the Funds dated November 18, 1996, as each may be revised from time to time. To obtain a copy of the Funds' Prospectus, please contact Northstar Investment Management Corporation at the address or phone number listed above.

     Northstar Investment Management Corporation ("Northstar" or the "Adviser") serves as the Fund's investment adviser. Northstar has engaged Navellier Fund Management, Inc. (the "Subadviser") to serve as subadviser to the Northstar Special Fund and Northstar Growth + Value Fund, subject to the supervision of Northstar. Wilson/Bennett Capital Management, Inc. serves as subadviser to Northstar Income and Growth Fund. Northstar Distributors, Inc. (the "Underwriter") is the underwriter to the Funds. Northstar Administrators Corporation (the "Administrator") is the Funds' administrator. The Underwriter and the Administrator are affiliates of Northstar.

                               TABLE OF CONTENTS

INVESTMENT RESTRICTIONS......................................................................................    2

INVESTMENT TECHNIQUES........................................................................................    5

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION..............................................................   11

SERVICES OF NORTHSTAR, THE SUBADVISERS AND THE ADMINISTRATOR.................................................   13

NET ASSET VALUE..............................................................................................   15

PURCHASES AND REDEMPTIONS....................................................................................   16

DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................................................   17

UNDERWRITER AND DISTRIBUTION SERVICES........................................................................   20

TRUSTEES AND OFFICERS........................................................................................   24


OTHER INFORMATION............................................................................................   27


PERFORMANCE INFORMATION......................................................................................   28

FINANCIAL STATEMENTS.........................................................................................   32

                            INVESTMENT RESTRICTIONS

NORTHSTAR GROWTH + VALUE FUND. The Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended) of such Fund's outstanding voting shares. Investment restrictions numbered 12 through 15 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

     1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     2. Underwrite the securities of others;

     3. Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     5. Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Northstar, subject to conditions established by Northstar (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

     6. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     7. Sell short, except that these Funds may enter into short sales against the box;

     8. Invest more than 25% of its assets in any one industry or related group of industries;

     9. With respect to 75% of the Fund's assets, purchase a security (other than U.S. Government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     10. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     11. Borrow money except to the extent permitted under the 1940 Act;

     12. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

     13. Make an investment for the purpose of exercising control over management;

     14. Invest more than 15% of its net assets in illiquid securities; or

     15. Borrow any amount in excess of 10% of their respective assets, other than for temporary emergency or administrative purposes. In addition, assets, the Fund will not make additional investments when its borrowings exceed 5% of total assets.

NORTHSTAR INCOME AND GROWTH FUND AND NORTHSTAR HIGH TOTAL RETURN FUND. The Funds have adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended) of such Fund's outstanding voting shares. Investment restrictions numbered 12 through 17 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Funds may not:

     1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     2. Underwrite the securities of others;

     3. Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     5. Make loans to other persons (but the Funds may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Funds or Northstar, subject to conditions established by Northstar (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

     6. Participate in any joint trading accounts;

     7. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     8. Sell short, except that these Funds may enter into short sales against the box;

     9. Invest more than 25% of its assets in any one industry or related group of industries;

     10. Purchase a security (other than U.S. Government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     11. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     12. Invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in securities of issuers (other than issuers of federal agency obligations) having a record, together with predecessors or unconditional guarantors, of less than three years of continuous operation;

     13. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

     14. Purchase or retain securities of any issuer if 5% of the securities of such issuer are owned by those officers and directors or trustees of the Fund or of Northstar who each own beneficially more than 1/2 of 1% of its securities;

     15. Make an investment for the purpose of exercising control over management;

     16. Invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the Trustees, pursuant to procedures adopted by the Fund, have not determined there is a liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Fund has purchased, securities being used to cover options a Fund has written, securities for which market quotations are not readily available, or other securities that, legally or in the Adviser's or Trustees' opinion, may be deemed illiquid; or

     17. Invest in interests in oil, gas or other mineral exploration development programs (including oil, gas or other mineral leases).

     As a fundamental policy, these Funds may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, these Funds do not intend to borrow any amount in excess of 10% of their respective assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, neither of these Funds will make additional investments when its borrowings, including those investment techniques which are regarded as a form of borrowing, are in excess of 5% of total assets. If either of these Funds should determine to expand its ability to borrow beyond the current operating policy, the Fund's Prospectus would be amended and shareholders would be notified.

NORTHSTAR SPECIAL, GROWTH, BALANCE SHEET OPPORTUNITIES, GOVERNMENT SECURITIES, STRATEGIC INCOME AND HIGH YIELD FUNDS. The Funds have adopted investment restrictions numbered 1 through 12 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended) of such Fund's outstanding voting shares. Investment restrictions numbered 13 through 21 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. Each Fund may not:

     1. Borrow money, except from a bank and as a temporary measure for extraordinary or emergency purposes, provided the Fund maintains asset coverage of 300% for all borrowings;

     2. Purchase securities of any one issuer (except Government securities) if, as a result, more than 5% of the Fund's total assets would be invested in that issuer, or the Fund would own or hold more than 10% of the outstanding voting securities of the issuer; PROVIDED, HOWEVER, that up to 25% of the Fund's total assets may be invested without regard to these limitations;

     3. Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter;

     4. Concentrate its assets in the securities of issuers all of which conduct their principal business activities in the same industry (this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

     5. Make any investment in real estate, commodities or commodities contracts, except that these Funds may: (a) purchase or sell readily marketable securities that are secured by interest in real estate or issued by companies that deal in real estate, including real estate investment and mortgage investment trusts; and (b) engage in financial futures contracts and related options, as described herein and in the Fund's Prospectus;

     6. Make loans, except that these Funds may: (a) invest in repurchase agreements, and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets;

     7. Issue senior securities, except as appropriate to evidence indebtedness that it is permitted to incur, provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options is not considered the issuance of senior securities;

     8. Borrow money in excess of 5% of its total assets (taken at market value);

     9. Pledge, mortgage or hypothecate in excess of 5% of its total assets (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets);

     10. Purchase more than 10% of the voting securities of any one issuer, except U.S. Government Securities;

     11. Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Fund has valued the securities, excluding restricted securities that have been determined by the Trustees of the Fund (or the persons designated by them to make such determinations) to be readily marketable;

     12. Purchase securities of any issuer with a record of less than 3 years of continuous operations, including predecessors, except U.S. Government Securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of a Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     13. Purchase securities on margin, except these Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options is not considered the purchase of a security on margin);

     14. Write put and call options, unless the options are covered and the Fund invests through premium payments no more than 5% of its total assets in options transactions, other than options on futures contracts;

     15. Purchase and sell futures contracts and options on futures contracts, unless the sum of margin deposits on all futures contracts held by the Fund, and premiums paid on related options held by the Fund, does not exceed more than 5% of the Fund's total assets, unless the transaction meets certain "bona fide hedging" criteria (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5%);

     16. Invest in securities of any issuer if any officer or trustee of the Fund or any officer or director of Northstar owns more than 1/2 of 1% of the outstanding securities of the issuer, and such officers, directors and trustees own in the aggregate more than 5% of the securities of such issuer;

     17. Invest in interests in oil, gas or other mineral exploration or development programs (although it may invest in issuers that own or invest in such interests);

     18. Purchase securities of any investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets;

     19. Purchase more than 3% of the outstanding voting securities of another investment company, invest more than 5% of its total assets in another investment company, or invest more than 10% of its total assets in other investment companies;

     20. Purchase warrants if, as a result, warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's net assets or if warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements, taken at the lower of cost or market value, would represent more than 2% of the value of the Fund's net assets (for this purpose, warrants attached to securities will be deemed to have no value); or

     21. Make short sales, unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions. The Strategic Income Fund, additionally, may not invest in interests of real estate limited partnerships.

     In addition to the restrictions described above, each of these Funds may, from time to time, agree to additional investment restrictions for purposes of compliance with the securities laws of those state and foreign jurisdictions where that Fund intends to offer or sell its shares.

                             INVESTMENT TECHNIQUES

     DERIVATIVE INSTRUMENTS. The Funds may invest in Derivative Instruments (as defined in the Fund's Prospectus) for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (I.E., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, Northstar and subadviser will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

     FUTURES TRANSACTIONS -- IN GENERAL. The Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

     Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures by the Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash or high quality money market instruments in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

     SPECIFIC FUTURES TRANSACTIONS. The Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

     The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

     The Fund may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

     OPTIONS -- IN GENERAL. The Fund may purchase and write (I.E., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period.

     A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by the Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

     SPECIFIC OPTIONS TRANSACTIONS. The Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

     The Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

     The Fund may purchase cash-settlement options on interest rate swaps, interest rate swaps denominated in foreign currency and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

     Successful use by the Fund of options will be subject to the ability of Northstar and the subadviser to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Manager's predictions are incorrect, the Fund may incur losses.

     SHORT SALES. A Fund may make short sales "against the box." A short-sale is a transaction in which a party sells a security it does not own in anticipation of decline in the market value of that security. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities, and is often obligated to pay over any accrued interest on such borrowed securities.

     PRIVATELY ISSUED COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS, INTEREST OBLIGATIONS AND PRINCIPAL OBLIGATIONS. Each of High Total Return Fund and Income and Growth Fund may invest up to 5% of its net assets in Privately Issued Collateralized Mortgage-Backed Obligations ("CMOs"), Interest Obligations ("IOs") and Principal Obligations ("POs") when Northstar believes that such investments are consistent with the Fund's investment objective. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, privately issued CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Privately issued CMOs are per se illiquid. Multi-class pass-through securities are equity interest in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-thorough securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, are the source of funds used to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

     On a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. The Funds may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally call for payments of a specified amount of principal on each payment date.

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the Mortgage Assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgage is liquid is made by Northstar under guidelines and standards established by the Board of Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

     INDEX WARRANTS. The Strategic Income Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Strategic Income Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. The Strategic Income Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, index warrants generally have longer terms than index options. Although the Strategic Income Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.

     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed upon yield. Northstar will use standards set by the relevant Fund's Trustees in reviewing the creditworthiness of parties to repurchase agreements with such Fund. In addition, no more than an aggregate of 15% of a Fund's net assets, at the time of investment, will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days. In the event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

     Pursuant to an Exemptive Order under Section 17(d) and Rule 17d-1 obtained by the Funds, excluding the Strategic Income Fund and the Northstar Trust, on March 5, 1991, such Funds may deposit uninvested cash balances into a single joint account to be used to enter into repurchase agreements.

     As an alternative to using repurchase agreements, a Fund may, from time to time, invest up to 5% of its assets in money market investment companies sponsored by a third party for short-term liquidity purposes. Such investments are subject to the non-fundamental investment limitations described herein.

     REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS. The Funds may enter into reverse repurchase agreements and dollar roll agreements. Under a reverse repurchase agreement or a dollar roll agreement, a Fund sells securities and agrees to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase or dollar roll agreement, it will establish and maintain a segregated account with its custodian, containing cash, U.S. Government Securities, or other liquid assets from its portfolio, having a value not less than the repurchase price (including accrued interest). The Funds do not account for dollar rolls as a borrowing.

     These agreements may involve the risk that the market value of the securities to be repurchased by a Fund may decline below the price at which the Fund is obligated to repurchase. Also, in the event the buyer of securities under a reverse repurchase agreement or a dollar roll agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement or the dollar roll agreement may effectively be restricted pending such a decision.

     LENDING PORTFOLIO SECURITIES. A Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to one-third of the value of its total assets, provided that such loans are callable at any time by the Fund and are at all times secured by collateral held by the Fund at least equal to the market value, determined daily, of the loaned securities. A Fund will continue to receive any income on the loaned securities, while simultaneously earning interest on cash collateral (which will be invested in short-term debt obligations) or a securities lending fee (in the case of collateral in the form of U.S. Government Securities).

     There may be risks of delay in recovery of the loaned securities and, in some cases, loss of rights in the collateral should the borrower of the securities fail financially. Loans of portfolio securities will only be made to firms considered by Northstar to be creditworthy under guidelines adopted by the Trustees.

     FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES. Each Fund may enter into firm commitment agreements to purchase securities at an agreed-upon price on a specified future date. An amount of cash or short-term U.S. Government Securities equal to the Fund's commitment will be deposited in a segregated account at the Fund's custodian bank to secure the Fund's obligation. Although a Fund will generally enter into firm commitments to purchase securities with the intention of actually acquiring the securities for its portfolio (or for delivery pursuant to options contracts it has entered into), the Fund may dispose of a security prior to settlement if Northstar deems it advisable to do so. A Fund entering into the forward commitment may realize short-term gains or losses in connection with such sales.

     A Fund may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

     A Fund may also purchase securities on a when-issued or delayed delivery basis. In such transactions, the price is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date, normally within one month. The value of the security on the settlement date may be more or less than the price paid as a result of, among other things, changes in the level of interest rates or other market factors. Accordingly, there is a risk of loss, which is in addition to the risk of decline in the value of the Fund's other assets. The Fund will establish a segregated account with its custodian in which it will maintain cash and marketable securities equal in value to commitments for when-issued or delayed delivery securities. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them, unless a sale appears desirable for investment reasons.

     FLOATING OR VARIABLE RATE INSTRUMENTS. The Funds may purchase floating or variable rate bonds, which normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

     ZERO COUPON SECURITIES. Zero coupon securities are fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have a similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. Each Fund may invest a portion of its total assets in "zero coupon" Treasury securities, which consist of Treasury bills or stripped interest or principal components of U.S. Treasury bonds or notes.

     Zero coupon Treasury bonds or notes consist of stripped interest or principal components held in STRIPS form issued through the U.S. Treasury's STRIPS program, which permits the beneficial ownership of the component to be recorded directly in the Treasury book-entry system. The Funds may also purchase custodial receipts evidencing beneficial ownership of direct interests in component parts of U.S. Treasury bonds or notes held by a bank in a custodian or trust account.

     ADDITIONAL INFORMATION ON GNMAS. The Funds may invest in U.S. Government Securities, which are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. A substantial portion of the assets of the Government Securities Fund have, at various times, been invested in obligations of the Government National Mortgage Association (popularly called GNMAs or Ginnie Maes). All of the other Funds may also invest in GNMAs from time to time.

     GNMAs are mortgage backed securities representing part ownership of a pool of mortgage loans, in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under the guarantee. The Funds purchase "modified pass-through" type GNMA Certificates for which principal and interest are guaranteed, rather than the "straight pass through" Certificates for which such guarantee is not available. The Funds also purchase "variable rate" GNMA Certificates and may purchase other types that may be used with GNMA's guarantee.

     When mortgages in the pool underlying a GNMA Certificate are prepaid by mortgagors or when foreclosure occurs, such principal payments are passed through to the Certificate holders (such as a Fund). Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool, which will have maturities of up to 30 years. Because of such variation in prepayment rights, it is not possible to accurately predict the life of a particular GNMA Certificate.

     Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal, less the GNMA and issuer's fees. The portion of the monthly payment that represents a return of principal may be reinvested by a Fund holding the GNMA in then-available GNMA obligations, which may bear interest at a rate higher or lower than the obligation from which the payment was received, or in a differing security. The actual yield to be earned by the holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the Certificate). Unpredictable prepayments of principal, however, can greatly change realized yields. In a period of declining interest rates it is more likely that mortgages contained in GNMA pools will be prepaid, thus reducing the effective yield. Moreover, any premium paid on the purchase of a GNMA Certificate will be lost if the obligation is prepaid. In periods of falling interest rates, this potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur. As with other debt instruments, the price of GNMA Certificates is likely to decrease in times of rising interest rates. Price changes of the GNMA Certificates held by a Fund have a direct impact on the net asset value per share of the Fund.

     When interest rates rise, the value of a GNMA Certificate will generally decline. Conversely, when rates fall, the GNMA Certificate value may rise, although not as much as other debt issues, due to the prepayment feature. As a result, the price per share the shareholder receives on redemption may be more or less than the price paid for the shares. The dividends per share paid by the Government Securities Fund may also vary.

     ADDITIONAL INFORMATION ON FOREIGN SECURITIES. Each Fund, except Government Securities Fund, may invest in securities of foreign issuers. Each of these Funds other than Strategic Income, High Yield, and High Total Return may invest up to 20% of its net assets in foreign securities, of which 10% of its net assets may be invested in foreign securities that are not listed on a U.S. securities exchange. Strategic Income may invest up to 60% of its assets in securities of foreign issuers, High Total Return may invest up to 50% and High Yield up to 35% of its total assets. Eurodollar certificates of deposit are excluded for purposes of this limitation for Strategic Income.

     ADDITIONAL INFORMATION ON HIGH YIELD SECURITIES. Balance Sheet Opportunities Fund, Strategic Income Fund, High Yield Fund and High Total Return Fund each may invest in lower-rated fixed income securities to the extent described in the Prospectus. The lower ratings of certain securities held by these Funds reflect a greater possibility that adverse changes in the financial condition of the issuer or economic conditions in general, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by these Funds more volatile and could limit a Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for the securities held by it, a Fund may be unable at times to establish the fair value of such securities. The rating assigned to a security by Moody's Investors Service, Inc. or S & P (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the Appendix to the Prospectus for a description of security ratings.

     Like those of other fixed income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of a Fund's assets. Conversely, during periods of rising interest rates, the value of a Fund's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will effect a Fund's net asset value. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Northstar will monitor the investment to determine whether its retention will assist in meeting a Fund's investment objective.

     Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     LOAN PARTICIPATIONS AND ASSIGNMENTS. Each Fund may invest in loan participations and loan assignments. A Fund's investment in loan participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

     When a Fund purchases a loan assignment from Lenders, it will acquire direct rights against the borrowers on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Fund to value these securities for purposes of calculating its net asset value.
                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION

     Northstar, and Subadviser in the case of Special Fund and Growth + Value Fund, places orders for the purchase and sale of the Funds' securities, supervises their execution and negotiates brokerage commissions on behalf of each Fund. For purposes of the remainder of this section, "Portfolio Transactions and Brokerage Allocation," discussion of Northstar includes the Subadviser, but only with respect to Special Fund and Growth + Value Fund. It is the practice of Northstar to seek the best prices and best execution of orders and to negotiate brokerage commissions that in the Adviser's opinion, are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Funds are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by Northstar, the rate is deemed by Northstar to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought a Fund an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value and payment of such commissions is authorized by Northstar after the transaction has been consummated. If Northstar more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future. Northstar believes that each Fund benefits with a securities industry comprised of many and diverse firms and that the longterm interest of shareholders of the Funds is best served by its brokerage policies that include paying a fair commission, rather than seeking to exploit its leverage to force the lowest possible commission rate. Over-the-counter purchases and sales are transacted directly with principal market-makers, except in those circumstances where, in the opinion of Northstar, better prices and execution are available elsewhere.

     In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms, in general, tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff, since the brokers, as a group, tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the outside research provides Northstar with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to Northstar and is available for the benefit of other accounts advised by Northstar and its affiliates; and not all of this information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value, and, in the opinion of Northstar, it does not reduce the Adviser's expenses by a determinable amount. The extent to which Northstar makes use of statistical, research and other services furnished by brokers is considered by Northstar in the allocation of brokerage business, but there is no formula by which such business is allocated. Northstar does so in accordance with its judgment of the best interests of the Funds and their shareholders.

     Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Fund will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed income securities, it is the policy of each Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While Northstar generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.

     Each Fund may, under circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Funds. By allocating transactions in this manner, Northstar is able to supplement its research and analysis with the views and information of other securities firms. During the fiscal years ended October 31, 1996 and December 31, 1995, respectively, each of the Funds listed below paid the total brokerage commissions indicated below, including, in the case of the Special, Growth, Balance Sheet Opportunities, Government Securities, Strategic Income, and High Yield Funds, commissions to Advest, Inc. ("Advest"), an affiliate of the Funds' former investment adviser.

           BROKERAGE COMMISSIONS PAID DURING MOST RECENT FISCAL YEARS

                                                                                            OCTOBER 31,
                                                                                                1996          1995
Income and Growth Fund...................................................................     $507,638      $249,474
High Total Return Fund...................................................................     $ 11,433      $      0


                                                                                            DECEMBER 31,
                                                                                                1995          1994
Special Fund.............................................................................     $ 87,375      $ 47,281
Growth Fund..............................................................................     $241,864      $151,132
Balance Sheet Opportunities Fund.........................................................     $ 88,151      $ 97,750
Government Securities Fund...............................................................     $      0      $      0
Strategic Income Fund....................................................................     $    552      $      0
High Yield Fund..........................................................................     $ 12,763      $ 13,184

     A change in securities held in the portfolio of a Fund is known as "Portfolio Turnover" and may involve the payment by a Fund of dealer markups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. Each Fund cannot accurately predict its portfolio turnover rate, but Northstar anticipates that each Fund's rate will not exceed 100% under normal market conditions. A 100% annual turnover rate would occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A Fund's portfolio turnover rate may be higher than that described above if a Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains that would be taxable to shareholders. The ability of a Fund to make purchases and sales of securities and to engage in options and futures transactions will be limited by certain requirements of the Code, including a requirement that less than 30% of the Fund's annual gross income be derived from gains on the sale of securities and certain other assets held for less than three months.

          SERVICES OF NORTHSTAR, THE SUBADVISERS AND THE ADMINISTRATOR

     Pursuant to an Investment Advisory Agreement with each Fund, Northstar Investment Management Corporation acts as the investment adviser to each Fund. In this capacity, Northstar, subject to the authority of the Trustees of the Funds, and subject to delegation of certain responsibilities to Navellier Fund Management, Inc. as the subadviser for the Special Fund and the Growth + Value Fund and Wilson/Bennett Capital Management, Inc. as the subadviser for the Income and Growth Fund, is responsible for furnishing continuous investment supervision to the Funds and is responsible for the management of each Fund's portfolio.

     Northstar is an indirect, majority-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"). Combined minority interests in Northstar held by members of senior management of ReliaStar currently equal 20%. ReliaStar is a publicly traded holding company whose subsidiaries specialize in the life insurance business. Through ReliaStar Life Insurance Company ("ReliaStar Life") and other subsidiaries, ReliaStar issues and distributes individual life insurance and annuities, group life and health insurance and life and health reinsurance, and provides related investment management services. The address of Northstar is Two Pickwick Plaza, Greenwich, Connecticut 06830. The address of ReliaStar is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

     Northstar charges a fee under each advisory agreement to Government Securities Fund, High Yield Fund, Balance Sheet Opportunities Fund, Strategic Income Fund, Growth Fund, Special Fund and Growth + Value Fund at an annual rate, after voluntary waivers or expense reimbursements, of 0.45%, 0.45%, 0.65%, 0.65%, 0.75%, 0.75% and 1.00% of such Fund's average daily net assets, respectively. This fee is accrued daily and payable monthly.

     Northstar charges a fee to the Income and Growth Fund and High Total Return Fund at the annual rate of 0.75% on the first $250,000,000 of aggregate average daily net assets of each Fund, 0.70% on the next $250,000,000 of such assets, 0.65% on the next $250,000,000 of such assets; 0.60% on the next $250,000,000 of such assets, and 0.55% on the remaining aggregate daily net assets of each Fund in excess of $1 billion.

     Northstar has agreed that if, in any fiscal year, the aggregate expenses of a Fund, exclusive of taxes, distribution fees, brokerage, interest and (with the prior consent of any necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the most restrictive expense limitations applicable to the Fund under state securities laws or published regulations thereunder, Northstar will refund on a proportionate basis to the Fund whose expenses exceeded such limitation the excess over such amount up to the total fee received by Northstar. Currently, the most restrictive of such limitations would require Northstar to reimburse such a Fund to the extent that in any fiscal year such aggregate expenses exceed 2.5% of the first $30,000,000 of the average net assets, 2.0% of the next $70,000,000 of the average net assets and 1.5% of any amount of the average net assets in excess of $100,000,000.

     The Investment Advisory Agreement for the Income and Growth Fund and High Total Return Fund was originally approved by the Trustees of the Northstar Trust on October 23, 1993, and by the sole Shareholder of the Northstar Income and Growth Fund, and High Total Return Fund on November 8, 1993. The Investment Advisory Agreement continued in effect for a period of two years and was renewed by the Trustees for one year on October 31, 1995. It will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of each Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of each Fund as defined in the 1940 Act.

     The Investment Advisory Agreement for the Growth + Value Fund was approved by the Trustees on July 31, 1996. The Investment Advisory Agreement will continue in effect for a period of two years and annually thereafter if specifically approved annually by (a) the Trustees, acting separately on behalf of the Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of the Fund as defined in the 1940 Act.

     Each Investment Advisory Agreement for the remaining Funds was approved by the Trustees of the affected Fund on March 1, 1995 and by the shareholders of such Fund on June 2, 1995. Each such Investment Advisory Agreement will continue in effect until June 2, 1997, and thereafter, will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the particular Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of such Fund as defined in the 1940 Act.

     A Fund's Investment Advisory Agreement may be terminated as to any class, without penalty and at any time, by a similar vote upon not more than 60 days' nor less than 30 days' written notice by Northstar, the Trustees, or a majority of the outstanding voting securities of such class of such Fund as defined in the 1940 Act.
Such agreement will automatically terminate in the event of its assignment, as defined in Section 2(a)(4) of the 1940 Act.

     Pursuant to separate Subadvisory Agreements between Northstar and Navellier Fund Management, Inc., dated February 1, 1996, and July 31, 1996, Navellier acts as subadviser to Special Fund and Growth + Value Fund, respectively. In this capacity, Navellier Fund Management, Inc., subject to the supervision and control of Northstar and the Trustees of such Funds, will manage the Funds' portfolio investments, consistently with their investment objective, and will execute any of the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Subadvisory Agreement will accrue daily and be paid monthly by Northstar. As compensation for its services, Northstar will pay the Subadviser at the annual rate of 0.48% and 0.64% of the average daily net assets of Special Fund and Growth + Value Fund, respectively. The Subadviser is wholly-owned and controlled by its sole stockholder, Louis G. Navellier. The Subadviser's address is: 1 East Liberty, Third Floor, Reno, Nevada, 89501. The Subadvisory Agreement for Special Fund was approved by the Trustees of the Fund on December 1, 1995, and by vote of the Shareholders of the Fund on January 30, 1996. The Subadvisory Agreement for Growth + Value Fund was approved by the Trustees of the Fund on July 31, 1996. Each Subadvisory Agreement may be terminated without payment of any penalty by Northstar, Navellier, the Trustees of such Fund, or the shareholders of such Fund on not more than 60 days' and not less than 30 days' prior written notice. Otherwise, each Subadvisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the applicable Fund, or the vote of a majority of the outstanding voting securities of such Fund, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of such Fund who are not parties to the Subadvisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

     Wilson/Bennett Capital Management, Inc. ("Wilson/Bennett"), serves as subadviser with respect to the common stock portion of the Income and Growth Fund pursuant to a Subadvisory Agreement dated July 31, 1996 between Northstar and Wilson/Bennett. Northstar will make all determinations as to the allocation of the Fund's assets, will direct all trades and will manage the portion of the Fund's assets in convertible and fixed income securities. Wilson/Bennett's principal address is Suite 250, 8260 Greensboro Drive, McLean, Virginia 22102. Wilson/Bennett currently manages approximately $57 million of assets for individuals, pension plans and corporations. For its services, Wilson/Bennett will receive from Northstar, not the Funds, a monthly fee at an annual rate equal to 0.20% of the first $125 million of average daily net assets of the Fund managed by Wilson/Bennett, 0.25% of the next $125 million, and 0.30% for assets in excess of $250 million. The Subadvisory Agreement for Income and Growth Fund was approved by the Trustees of the Fund on April 25, 1996 , and by vote of the shareholders of the Fund on July 15, 1996. The Subadvisory Agreement may be terminated without payment of any penalty by Northstar, Wilson/Bennett, the Trustees of the Fund, or the shareholders of the Fund on not more than 60 days' and not less than 30 days' prior written notice. Otherwise, the Subadvisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the Fund, or the vote of a majority of the outstanding voting securities of the Fund, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the Fund who are not parties to the Subadvisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

     Northstar Administrators Corporation serves as administrator for the Funds, pursuant to an Administrative Services Agreement with each Fund. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by Northstar under the Investment Advisory Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring Northstar for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of Northstar. The address of the Administrator is: Two Pickwick Plaza, Greenwich, Connecticut 06830.

     The Administrative Services Agreement was approved by the Trustees of the Trust on behalf of the Income and Growth Fund and High Total Return Fund on October 23, 1993, and continued in effect for a period of two years. The Agreement was renewed by the Trustees for one year on October 31, 1995 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees of the Trust. The Administrator's fee is accrued daily against the value of each Fund's net assets and is payable by each Fund monthly at an annual rate of .10% of each Fund's average daily net assets. In addition, the Administrator charges an annual account fee of $5.00 for each account of beneficial owners of shares in a Fund for providing certain shareholder services and assisting brokerdealer shareholder accounts.

     Each Administrative Services Agreement for the remaining Funds was approved by the Trustees of the particular Fund on March 1, 1995. The Agreements provide that until June 2, 1997, the Administrator will not receive any compensation under such agreements and thereafter shall receive such compensation as the Board of Trustees of the Funds may determine. The Agreements will continue in effect until June 2, 1997, and from year to year thereafter, provided such continuance is approved annually by a majority of the Disinterested Trustees of the affected Fund.


     During the fiscal years ended October 31, 1996 and 1995, the Funds listed below paid Northstar and the Administrator the following investment advisory and administrative fees, respectively:


                  TOTAL ADVISORY AND ADMINISTRATIVE FEES PAID
                      DURING FISCAL YEAR ENDED OCTOBER 31,

                                                                       1996            1996           1995           1995
                                                                      ADVISORY FEES    ADMIN. FEE    ADVISORY FEE    ADMIN. FEE
Income and Growth...............................................    $ 1,548,967      $206,529       $1,158,432     $154,457
High Total Return Fund..........................................      2,639,662       359,978          941,310      125,508

     Prior to June 5, 1995, the Special, Growth, Balance Sheet Opportunities, Government Securities, Strategic Income and High Yield Funds were managed by Boston Security Counselors, Inc. ("BSC") and did not utilize the services of an administrator. During the fiscal years ended December 31, 1995, 1994 and 1993, the Funds listed below paid Northstar or bsc the following investment advisory fees:

                            TOTAL ADVISORY FEES PAID
                     DURING FISCAL YEAR ENDED DECEMBER 31,

                                                                                      1995        1994       1993
Special Fund......................................................................   287,311(2)  268,139    145,178
Growth Fund.......................................................................   593,282     604,576    517,203
Balance Sheet
Opportunities Fund................................................................   477,095     519,729    447,631
Government Securities Fund (1)....................................................   678,996     747,846    767,370
Strategic IncomeFund (3)                                                             252,201      57,726          0
High Yield........................................................................   683,323     622,761    432,063

(1) Net of waiver of investment advisory fees of $301,776, $332,370 and $341,054 for the years ended December 31, 1995, 1994 and 1993, respectively.

(2) Does not reflect expense reimbursement of $733.

(3) Does not reflect expense reimbursement of $57,336 in 1994, and $87,944 for the year ended December 31, 1995.

                                NET ASSET VALUE

     For each Fund in the Northstar Trust, equity securities are valued at the last sale price on the exchange or in the principal OTC market in which such securities are being valued, or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid or asked prices for such securities obtained from a quotation reporting system or from established market makers, or at prices for securities of comparable maturity, quality and type. For the Northstar Special, Growth, Balance Sheet Opportunities, Government Securities, Strategic Income and High Yield Funds, portfolio securities, options and futures contracts and options thereon that are traded on national exchanges or in the NASDAQ System are valued at the last sale or settlement price on the exchange or market where primarily traded or, if none that day, at the mean of the last reported bid and asked prices, using prices as of the close of trading on the applicable exchange or market. Securities and options that are traded in the otc market (other than on the NASDAQ System) are valued at the mean of the last available bid and asked prices. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Securities (including OTC options) for which market quotations are not readily available (which may constitute a major portion of the High Yield Fund's portfolio) and other assets are valued at their fair value as determined by or under the direction of the Trustees. Such fair value may be determined by various methods, including utilizing information furnished by pricing services that determine calculations for such securities using methods based, among other things, upon market transactions for comparable securities and various relationships between securities that are generally recognized as relevant.

     The net asset value of each Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. EST), on each business day that the Exchange is open. Net asset value per share is computed by determining the value of a Fund's assets (securities held plus cash and other assets, including dividend and interest accrued but not received) less all liabilities of the Fund (including accrued expenses other than class specific expenses), and dividing the result by the total number of shares outstanding at such time. The specific expenses borne by each class of shares will be deducted from that class and will result in different net asset values and dividends. The net asset value per share of the Class B, Class C and Class T shares of each Fund will generally be lower than that of the Class A or Class I shares because of the higher classspecific expenses borne by each of the Class B, Class C and Class T shares. Under normal market conditions, daily prices for securities are obtained from independent pricing services, determined by them in accordance with the registration statement for each Fund. Securities are valued at market value or, if a market quotation is not readily available, at their fair value, determined in good faith under procedures established by and under the supervision of the Trustees. Money market instruments maturing within 60 days are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. See "How Net Asset Value is Determined" in the Prospectus.

                           PURCHASES AND REDEMPTIONS

     Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to a frontend or contingent deferred sales load. There is no sales charge for qualified persons. "Qualified Persons" are the following (a) active or retired Trustees, Directors, Officers, Partners or Employees (including immediate family) of (i) Northstar or any of its affiliated companies, (ii) the Funds or any Northstar affiliated investment company or (iii) dealers having a sales agreement with the Underwriter, (b) trustees or custodians of any qualified retirement plan or IRA established for the benefit of a person in (a) above; (c) dealers, brokers or registered investment advisers that have entered into an agreement with the Underwriter providing for the use of shares of the Funds in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of the clients of such brokers, dealers and registered investment advisers, and (d) pension, profit sharing or other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, provided that such shares are purchased by an employer sponsored plan with at least 100 eligible employees. Class A shares of the Funds may be purchased at net asset value, through a dealer, where the amount invested represents redemption proceeds from another open-end fund sold with a sales load and the same or similar investment objective, and PROVIDED the following conditions are met: such redemption occurred no more than 60 days prior to the purchase of shares of a Northstar Fund, the redeemed shares were held for at least six months prior to redemption, and the proceeds of the redemption are sent directly to Northstar or its agent, or maintained in cash or a money market fund. No commissions will be paid to dealers in connection with such purchases. There is also no initial sales charge for "Purchasers" (defined below) if the initial amount invested in the Funds is at least $1,000,000 or the Purchaser signs a $1,000,000 Letter of Intent, as hereinafter defined.

     REDUCED SALES CHARGES ON CLASS A SHARES. Investors choosing the initial sales alternative may under certain circumstances be entitled to pay reduced sales charges. The sales charge varies with the size of the purchase and reduced charges apply to the aggregate of purchases of a Fund made at one time by any "Purchaser," which term includes (i) an individual and his/her spouse and their children under the age of 21, (ii) a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including IRAs, pension, profit-sharing or other employee benefit trusts created pursuant to a plan qualified under Section 401 of the Code, a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension Accounts ("SARSEP")) and 403(b) and 457 plans, although more than one beneficiary or participant is involved; and (iii) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company. The circumstances under which "Purchasers" may pay reduced sales charges are described in the Prospectus.

     REDEMPTIONS. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or, if permitted by rules of the sec, during periods when trading on the Exchange is restricted, or during any emergency that makes it impracticable for any Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the sec for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available. Class B, Class C and Class T shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.

     The contingent deferred sales load will be waived with respect to Class T shares in the following instances: (i) any partial or complete redemption of shares of a shareholder who dies or becomes disabled, so long as the redemption is requested within one year of death or the initial determination of disability; (ii) any partial or complete redemption in connection with distributions under Individual Retirement Accounts ("IRAS") or other qualified retirement plans in connection with a lumpsum or other form of distribution following retirement within the meaning of Section 72(t)(2)(A)(iv) or (v) of the Code, disability or death, or after attaining the age of 59 1/2 in the case of an IRA, Keogh Plan or custodial account pursuant to Section 403(b)(7) of the Code, or on any redemption that results from a taxfree return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or Section 4979(f) of the Code; (iii) redemptions effected pursuant to the Funds' right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than $500; (iv) redemptions effected by (A) employees of The Advest Group, Inc. ("AGI") and its subsidiaries, (B) IRAs, Keogh plans and employee benefit plans for those employees, and (C) spouses and minor children of those employees, so long as orders for shares are placed on behalf of the spouses or children by the employees; (v) redemptions effected by accounts managed by investment advisory subsidiaries of agi registered under the Investment Advisers Act of 1940; and (vi) redemptions in connection with exchanges of Fund Class T shares, including shares of the Class T account of the Money Market Portfolio.

     EXCHANGES. The following conditions must be met for all exchanges among the Funds and the Money Market Portfolio: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares");
(iii) the Exchanged Shares must have been held in the shareholder's account for at least 30 days prior to the exchange; (iv) except for exchanges into the Money Market Portfolios, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.

     Each Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of Northstar to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, Northstar generally restricts shareholders to a maximum of six exchanges out of a Fund each calendar year. If a shareholder exceeds this limit, future exchange requests may be denied.

     CONVERSION FEATURE. Class B shares of each Fund will automatically convert to Class A shares without a sales charge at the relative net asset values of each of the classes after eight years from the acquisition of the Class B shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for each Fund. Class T Shares convert to Class A shares at the end of the month that is the later of (i) eight years after the Class T Shares were purchased or (ii) June 2, 1998.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify, the Fund must, among other things, (i) derive each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies;
(ii) derive less than 30% of its gross income each taxable year from the sale or other disposition of certain assets, including securities, held for less than three months (the "30% Limitation"); and (iii) at the end of each quarter of the taxable year maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades and businesses. As a regulated investment company, each Fund generally will not be subject to federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund during October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable as if received on December 31 in the year they are declared by the Fund, rather than the year in which they are received.

     The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain options, futures contracts and forward contracts in which a Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40 gains or losses"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are treated as sold on such date at fair market value, resulting in unrealized gains or losses being treated as though they were realized.

     Hedging transactions undertaken by a Fund may result in straddles for U.S. federal income tax purposes. The straddle rules may accelerate income to a Fund, defer losses to a Fund, and affect the character of gains (or losses) realized by a Fund. Hedging transactions may increase the amount of short-term capital gain realized by a Fund that is taxed as ordinary income when distributed to shareholders. A Fund may make one or more of the various elections available under the Code with respect to hedging transactions. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected positions will be determined under rules that vary according to the elections made. The 30% limitation may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts and forward contracts.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     A Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. All or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which he Fund held the security used to close the short sale. In addition, the Fund's holding period for any security that is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale.

     Investments by a Fund in zero coupon securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income that the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. If a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligations may be eligible for the deduction for dividends received by corporations. In such event, a portion of the dividends of investment company taxable income received from the Fund by its corporate shareholders may be eligible for this deduction.

     Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

     If a Fund invests in stock of certain foreign corporations that generate largely passive investment-type income, or which hold a significant percentage of assets that generate such income (referred to as "passive foreign investment companies" or "PFICs"), these investments would be subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Fund actually receives any distributions from the PFIC, investors in the Fund would be required to report certain "excess distributions" from, and any gain from the disposition of stock of, the PFIC as ordinary income. This ordinary income would be allocated ratably to the Fund's holding period for the stock. Any amounts allocated to prior years would be taxable at the highest rate of tax applicable in that year, increased by an interest charge determined as though the amounts were underpayments of tax.

     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. Federal income tax liability, subject to limitations. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Fund will be treated as U.S. source income.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, and options, futures and forward transactions, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Funds.

     The current position of the Internal Revenue Service (the "IRS") generally is to treat a regulated investment company, such as the Special Fund, as owning its proportionate share of the income and assets of any partnership in which it is a partner, in applying the 90% qualifying income requirement, the 30% Limitation and the asset diversification requirements that, as described above, each Fund must satisfy to qualify as a regulated investment company under the Code. These requirements may limit the extent to which the Special Fund may invest in limited partnerships, especially in the case of limited partnerships that do not primarily invest in a diversified portfolio of stocks and securities.

     Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the relevant Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital that is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

     Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss that will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

     Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund originally acquired with a sales charge are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge paid for the new shares. This rule may be applied to successive acquisitions of shares of stock.

     Distributions by a Fund reduce the net asset value of that particular Fund's shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the share, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.

     Some shareholders may be subject to withholding of Federal income tax on dividends and redemption payments from a Fund ("backup withholding") at the rate of 31%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with a Fund, (ii) those about whom notification has been received (either by the shareholder or by a Fund) from the IRS that they are subject to backup withholding or (iii) those who, to a Fund's knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, an investor must, at the time an account is opened, certify under penalties of perjury that the taxpayer identification number furnished is correct and that he or she is not subject to backup withholding.

     The foregoing discussion relates solely to U.S. Federal income tax law. Dividends and distributions also may be subject to state, local and foreign taxes. Dividends paid by a Fund from income attributable to interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisers regarding the possible exclusion of this portion of their dividends for state and local tax purposes. Non-U.S. investors also should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

     Shareholders of Class A, Class B and Class C shares may direct that income dividends and capital gain distributions be paid to them through various options listed in the "Dividends and Distributions Reinvestment Options" section of the Funds' current Prospectus. If a shareholder selects either of two such options (that: (a) income dividends be paid in cash and capital gain distributions be paid in additional shares of the same class of a designated Fund at net asset value; or (b) income dividends and capital gain distributions both be paid in cash), and the dividend/distribution checks cannot be delivered, or, if such checks remain uncashed for six months, each Fund reserves the right to reinvest the dividend or distribution in the shareholder's account at the then-current net asset value and to convert the shareholder's election to automatic reinvestment in shares of the Fund from which the distributions were made. Each Fund has received from the IRS, rulings to the effect that
(i) the implementation of the multiple class purchase arrangement will not result in a Fund's dividends or distributions constituting "preferential dividends" under the Code, and (ii) that any conversion feature associated with a class of shares does not constitute a taxable event under federal income tax law.

                     UNDERWRITER AND DISTRIBUTION SERVICES

     Pursuant to Underwriting Agreements, Northstar Distributors, Inc. is the Underwriter for each Fund and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public. The Underwriter is an affiliate of the Adviser and the Administrator.

     The Underwriting Agreements may be terminated at any time on not more than 60 days' written notice, without payment of a penalty, by the Underwriter, by vote of a majority of the outstanding class of voting securities of the affected Fund, or by vote of a majority of the Trustees of such Fund, who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements. The Underwriting Agreements will terminate automatically in the event of their assignment.

     In addition to the amount paid to dealers pursuant to the sales charge table in the Prospectus, the Underwriter from time to time pays, from its own resources or pursuant to the Plans, a bonus or other incentive to dealers (other than the Underwriter) that employ a registered representative who sells a minimum dollar amount of the shares of a Fund during a specific period of time. Dealers may not use sales of any of the Fund's shares to qualify for or participate in such programs to the extent such may be prohibited by a dealer's internal procedures or by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Such bonuses or other incentives take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States, or other bonuses such as certificates for airline tickets, dining establishments or the cash equivalent of such bonuses. The Underwriter, from time to time, reallows all or a portion of the sales charge on Class A shares, which it normally reallows to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

     Each Fund has adopted separate distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of the Fund (collectively the "Plans"). The Plans permit each Fund to compensate the Underwriter in connection with activities intended to promote the sale of shares of each class of shares of each Fund.

     Pursuant to the Plan for Class A shares, each Fund may compensate the Underwriter up to 0.30% of average daily net assets of such Fund's Class A shares. Under the Plans for Class B and Class C shares, each Fund may compensate the Underwriter up to 1.00% of the average daily net assets attributable to the respective class of such Fund. Pursuant to the Plan for Class T shares, each Fund compensates the Underwriter in an amount equal to 0.95% (in the case of Special Fund, Growth Fund, and Strategic Income Fund), 0.75% (in the case of Balance Sheet Opportunities Fund) and 0.65% (in the case of Government Securities Fund and High Yield Fund) of annual average daily net assets of such Fund's Class T shares. However, each of the Class T Plans provides for compensation of up to 1.00% of annual average daily net assets. Expenditures by the Underwriter under the Plans shall consist of: (i) commissions to sales personnel for selling shares of the Funds (including underwriting fees and financing expenses incurred in connection with the sale of Class B and Class C shares); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions that have entered into agreements with the Underwriter in the form of a Dealer Agreement for Northstar Funds for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectus and SAI for distribution to potential investors; and (vii) other activities that are reasonably calculated to result in the sale of shares of the Funds. With respect to each Class T Plan, it is anticipated that all of the payments received by the Underwriter under the Plan will be paid to Advest as compensation for its prior distribution related and current shareholder servicing related activities in connection with the Class T Shares.

     A portion of the fees paid to the Underwriter pursuant to the 12b-1 plans not exceeding 0.25% annually of the average daily net assets of each Fund's shares may be paid as compensation for providing services to each Fund's shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee"). In order to receive Service Fees under the Plans, participants must meet such qualifications as are established in the sole discretion of the Underwriter, such as services to each Fund's shareholders; or services providing each Fund with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting purchases or sales of shares, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

     If the Plans are terminated in accordance with their terms, the obligations of a Fund to compensate the Underwriter for distribution related services pursuant to the Plans will cease; however, subject to approval by the Trustees, including a majority of the independent Trustees, a Fund may continue to make payments past the date on which each Plan terminates up to the annual limits set forth in each Plan for the purpose of compensating the Underwriter for services that were incurred during the term of the Plan.

     The Trustees have concluded that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Fund shares. On a quarterly basis, the Trustees will review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees will conduct an additional, more extensive review annually in determining whether the Plans shall be continued. By their terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Trustees acting separately on behalf of each Fund and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs that a Fund may bear pursuant to the applicable Plan without approval of the shareholders of the affected Fund and that other material amendments to the Plans must be approved by a majority of the Plan Trustees acting separately on behalf of each Fund, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while each plan is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." A Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding Class of shares of the affected Fund to which the Plan relates.


    During their fiscal year-ended October 31, 1996, each class of shares of the Funds listed below paid the following 12b-1 distribution and service fees pursuant to the Plan of Distribution for each class:


                                                            CLASS A     CLASS B      CLASS C
Income and Growth Fund...................................  $  242,908    $  671,688    $583,906
High Total Return Fund...................................  $  382,173    $2,028,953    $296,918

     For the year ended October 31, 1996, expenses incurred by the Distributor for distribution related activities with respect to each class of shares of each Fund listed below were as follows:

                                                                  INCOME AND GROWTH
                                                          CLASS A      CLASS B      CLASS C
Salaries/Overrides.....................................   $222,594    $   29,916    $ 15,032
Commissions Paid.......................................   $      0    $  626,730    $ 83,415
Marketing, RMM & Convention Expense....................   $210,884    $   39,999    $ 24,168
Total..................................................   $433,478    $  696,645    $122,615

                                                                HIGH TOTAL RETURN FUND
                                                          CLASS A      CLASS B      CLASS C

EXPENSE
Salaries/Overrides.....................................   $580,131    $   605,403    $110,500
Commissions Paid.......................................   $      0    $10,186,696    $447,621
Marketing, RMM & Convention Expense....................   $335,210    $   121,049    $ 12,601
Total..................................................   $915,341    $10,913,148    $570,722

     For the following Funds' fiscal year ended October 31, 1996, the Distributor received the following amounts in sales charges, after reallowance to Dealers:

                                                                   UNDERWRITING FEES
                                                            CLASS A     CLASS B     CLASS C
Income and Growth Fund...................................   $ 25,657    $216,133    $ 4,049
High Total Return Fund...................................   $553,006    $466,013    $22,368

     During their fiscal year ended December 31, 1995, each class of shares of the Funds listed below, paid the following 12b-1 distribution and service fees pursuant to the Distribution Plan for each class:


                                                   CLASS A    CLASS B     CLASS C    CLASS T
Special Fund....................................   $ 3,463    $  5,097    $  283     $347,851
Growth Fund.....................................   $ 2,523    $  5,718    $  245     $737,831
Balance Sheet Fund..............................   $   835    $  5,264    $  449     $544,122
Government Securities...........................   $ 1,392    $  6,354    $   32     $973,588
Strategic Income Fund...........................   $93,589    $148,079    $9,767     $278,019
High Yield Fund.................................   $ 7,358    $ 59,176    $8,287     $927,236

     During the fiscal year ended December 31, 1995, expenses incurred by the Distributor (or Advest with respect to Class T Shares prior to June 2, 1995) for certain distribution related activities with respect to each class of shares of the Funds listed below were as follows:

                                                                  SPECIAL FUND
                                                    CLASS A    CLASS B    CLASS C    CLASS T
EXPENSE
Salaries/Overrides...............................   $ 7,719    $ 4,473     $ 173     $      0
Expenses/Convention Expense......................   $ 2,375    $   394     $  14     $      0
Commissions Paid.................................   $     0    $60,874     $ 600     $200,958
Marketing Expense................................   $   884    $     0     $   0     $      0
Total............................................   $10,978    $65,741     $ 787     $200,958

                                                                    GROWTH FUND
                                                     CLASS A    CLASS B    CLASS C    CLASS T
EXPENSE
Salaries/Overrides................................   $5,125     $ 4,369     $ 239     $      0
Expenses/Convention Expense.......................   $1,742     $   437     $  12     $      0
Commissions Paid..................................   $    0     $75,145     $ 482     $437,610
Marketing Expense.................................   $  675     $     0     $   0     $      0
Total.............................................   $7,542     $79,951     $ 733     $437,610

                                                         BALANCE SHEET OPPORTUNITIES FUND
                                                     CLASS A    CLASS B    CLASS C    CLASS T
EXPENSE
Salaries/Overrides................................   $3,758     $ 4,132    $  598     $      0
Expenses/Convention Expense.......................   $  584     $   407    $   21     $      0
Commissions Paid..................................   $    0     $69,328    $2,130     $316,699
Marketing Expense.................................   $  257     $     0    $    0     $      0
Total.............................................   $4,599     $73,777    $2,749     $316,699


                                                           GOVERNMENT SECURITIES FUND
                                                   CLASS A    CLASS B     CLASS C    CLASS T
EXPENSE
Salaries/Overrides..............................   $17,259    $  6,140     $  93     $      0
Expenses/Convention Expense.....................   $ 1,070    $    484     $   0     $      0
Commissions Paid................................   $     0    $ 95,686     $  45     $565,766
Marketing Expense...............................   $   736    $      0     $   0     $      0
Total...........................................   $19,065    $102,310     $ 138     $565,766

                                                            STRATEGIC INCOME FUND
                                                 CLASS A     CLASS B     CLASS C    CLASS T
EXPENSE
Salaries/Overrides............................   $122,525    $ 29,029    $ 4,915    $      0
Expenses/Convention Expense...................   $ 55,380    $ 15,605    $   654    $      0
Commissions Paid..............................   $      0    $503,657    $18,664    $169,468
Marketing Expense.............................   $ 25,935    $      0    $     0    $      0
Total.........................................   $203,840    $548,291    $24,233    $169,468

                                                               HIGH YIELD FUND
                                                 CLASS A     CLASS B      CLASS C    CLASS T
EXPENSE
Salaries/Overrides............................   $40,871    $   72,434    $ 9,138    $      0
Expenses/Convention Expense...................   $ 5,185    $    4,463    $   351    $      0
Commissions Paid..............................   $     0    $1,154,747    $37,794    $545,444
Marketing Expense.............................   $ 2,298    $        0    $     0    $      0
Total.........................................   $48,354    $1,231,644    $47,283    $545,444

     For the following Funds' fiscal year ended December 31, 1995, the Distributor (or Advest) received the following amounts in sales charges, after reallowance to Dealers:

                                                   CLASS A     CLASS B    CLASS C    CLASS T
Special Fund....................................   $ 21,128    $   800    $    0     $156,167
Growth Fund.....................................   $ 15,602    $ 1,644    $    2     $121,171
Balance Sheet Fund..............................   $ 18,512    $   444    $    1     $113,882
Government Securities...........................   $ 46,349    $   910    $    0     $326,917
Strategic Income................................   $ 43,244    $ 9,438    $1,136     $ 43,507
High Yield Fund.................................   $214,275    $12,628    $3,561     $403,247

                             TRUSTEES AND OFFICERS

     The Trustees and principal Officers of each Fund and their business affiliations for the past five years are set forth below. Unless otherwise noted, the mailing address of the Trustees and Officers is Two Pickwick Plaza, Greenwich, Connecticut 06830.

     ROBERT B. GOODE, JR., Trustee. Age: 66. Currently retired. From 1990 to 1991, Chairman of The First Reinsurance Company of Hartford. From 1987 to 1989, President and Director of American Skandia Life Assurance Company. Since October 1993, Trustee of the Northstar affiliated investment companies.

     PAUL S. DOHERTY, Trustee. Age: 62. President, Doherty, Wallace, Pillsbury and Murphy, P.C., Attorneys. Director, Tambrands, Inc. Since October 1993, Trustee of the Northstar affiliated investment companies.

     DAVID W. WALLACE, Trustee. Age: 72. Chairman of Putnam Trust Company, Lone Star Industries and FECO Engineered Systems, Inc. He is also President and Trustee of Robert R. Young Foundation and Governor of the New York Hospital. Director of UMC Electronics and Zurn Industries, Inc. Former Chairman and Chief Executive Officer, Todd Shipyards and Bangor Punta Corporation, and former Chairman and Chief Executive Officer of National Securities & Research Corporation. Since October 1993, Trustee of the Northstar affiliated investment companies.

     *MARK L. LIPSON, Trustee and President. Age: 47. Director, Chairman and Chief Executive Officer of Northstar and Northstar, Inc. Director and President of Northstar Administrators Corporation and Director and Chairman of Northstar Distributors, Inc., President and Trustee of the Northstar affiliated investment companies since October 1993. Prior to August, 1993, Director, President and Chief Executive Officer of National Securities & Research Corporation and President and Director/Trustee of the National Affiliated Investment Companies and certain of National's subsidiaries.

     *JOHN G. TURNER, Trustee. Age: 57. Since May 1993, Chairman and CEO of ReliaStar Financial Corporation and Northwestern NationalLife Insurance Co. and Chairman of other ReliaStar Affiliated Insurance Companies since 1995. Since October 1993, Director of Northstar and affiliates. Prior to May 1993, President and CEO of ReliaStar and Northwestern National.

     ALAN L. GOSULE, Trustee. Age: 55. Partner, Rogers & Wells. Director, F.L. Putnam Investment Management Co., Inc.

     DAVID W.C. PUTNAM, Trustee. Age: 67. President, Clerk and Director of F.L. Putnam Securities Company, Incorporated, F.L. Putnam Investment Management Company, Incorporated, Interstate Power Company, Inc., Trust Realty Corp. and Bow Ridge Mining Co.; Director of Anchor Investment Management Corporation; President and Trustee of Anchor Capital Accumulation Trust, Anchor International Bond Trust, Anchor Gold and Currency Trust, Anchor Resources and Commodities Trust and Anchor Strategic Assets Trust.

*Deemed to be an "interested person" of the Trust, as defined by the 1940 Act.

     JOHN R. SMITH, Trustee. Age: 73. From 1970-1991, Financial Vice President of Boston College; President of New England Fiduciary Company (financial planning) since 1991; Chairman of Massachusetts Educational Financing Authority since 1987; Vice Chairman of Massachusetts Health and Education Authority.

     WALTER H. MAY, Trustee. Age: 60. Retired. Former Senior Executive for Piper Jaffrey, Inc.

     THOMAS OLE DIAL, Vice President. Age: 40. Executive Vice President and Chief Investment Officer-Fixed Income of Northstar and Principal, T.D. & Associates, Inc. From 1989 to August 1993, Executive Vice President and Chief Investment Officer-Fixed Income of National Securities and Research Corporation, Vice President of National Affiliated Investment Companies, and Vice President of NSR Asset Management Corporation. From 1988 to 1989, President of Dial Captial Management.

     MARGARET D. PATEL, Vice President. Age: 52. Vice President and Managing Director of Northstar. From 1988 to May 1995, Senior Vice President of bsc. From 1986 to 1988, President and Portfolio Manager at Fixed Income Asset Management, Inc. Prior to 1988, Portfolio Manager at American Capital and The Dreyfus Corporation.

     GEOFFREY WADSWORTH, Vice President. Age: 53. Vice President of Northstar.Former Vice President and Portfolio Manager with National Securities & Research Corporation.

     AGNES MULLADY, Vice President and Treasurer. Age: 38. Senior Vice President and Chief Financial Officer of Northstar, Senior Vice President and Treasurer of Northstar Administrators corporation, and Vice President and Treasurer ofNorthstar Distributors, Inc. From 1987 to 1993, Vice President and Treasurer of National Securities & Research Corporation.

     Northstar and Northstar Administrators Corporation make their personnel available to serve as Officers and "Interested Trustees" of the Funds. All Officers and Interested Trustees of the Funds are compensated by Northstar or Northstar Administrators Corporation. Trustees who are not "interested persons" of the Adviser are paid an annual retainer fee of $6,000 for their combined services as Trustees to the Funds and to retail funds sponsored or advised by the Adviser, and a per meeting fee of $1,500 for attendance at each joint meeting of the Funds and the other Northstar retail funds. The Funds also reimburse Trustees for expenses incurred by them in connection with such meetings.

     Mone Anathan, III, Dr. Loring E. Hart, Reverend Bartley MacPhaidin and Edward T. Sullivan, each of whom were previously Trustees of the Funds, serve on an Advisory Board. The Advisory Board is expected to provide advice to the Board of Trustees in order to facilitate a smooth management transition regarding the advisory services to be provided by Northstar and to provide such other advise as the Board of Trustees may request from time to time. The Advisory Board will have no authority or control over the Funds. Northstar has agreed to assume all expenses associated with the Advisory Board for three years.

     As of August 31, 1996, all Trustees and executive officers of each Fund as a group owned beneficially or of record less than 1% of the outstanding securities of such Fund. To the knowledge of the Funds, as of August 31, 1996, no shareholder owned beneficially (b) or of record (r) more than 5% of a Fund's outstanding shares, except as set forth below:

(1) Income and Growth Fund

    Merrill Lynch Pierce Fenner & Smith 12.4%(r)
    Jacksonville, Florida

    Norwest Bank 11.6%(r)
    Minneapolis, Minnesota

(2) High Total Return Fund

    Merrill Lynch Pierce Fenner & Smith 25.6%(r)
    Jacksonville, Florida

(3) Special Fund

    Merrill Lynch Pierce Fenner & Smith 41.6%(r)
    Jacksonville, Fla.

(4) Growth Fund

    Merrill Lynch Pierce Fenner & Smith 13.8%(r)
    Jacksonville, Fla.

(5) Balance Sheet Opportunities Fund

    Merrill Lynch Pierce Fenner & Smith 8.7%(r)
    Jacksonville, Fla.

(6) Government Securities Fund

    Merrill Lynch Pierce Fenner & Smith 13%(r)
    Jacksonville, Fla.

    Order of St. Benedict of New Jersey 6%(b)
    Morristown, NJ

    Donaldson Lufkin Jenrette 11%(r)
    Jersey City, NJ

    Donaldson Lufkin Jenrette 10.3%(r)
    Jersey City, NJ

    Donaldson Lufkin Jenrette 10.7%(r)
    Jersey City, NJ

    Donaldson Lufkin Jenrette 10.5%(r)
    Jersey City, NJ

(7) Strategic Income Fund

    Merrill Lynch Pierce Fenner & Smith 19.6% (r)
    Jacksonville, Florida

    Norwest Bank 8.9% (r)
    Minneapolis, Minnesota

    Northern Life Insurance Company 11.5% (r)
    Minneapolis, MN

(8) High Yield Fund

    Merrill Lynch Pierce Fenner & Smith 38.6% (r)
    Jacksonville, Fla.

                               COMPENSATION TABLE
                         PERIOD ENDED DECEMBER 31, 1995

                                                                  PENSION BENEFITS     ESTIMATED ANNUAL     TOTAL COMPENSATION
                                            COMPENSATION FROM    ACCRUED AS PART OF     BENEFITS UPON       FROM ALL FUNDS IN
                                                  FUND             FUND EXPENSES          RETIREMENT       NORTHSTAR COMPLEX(B)
Robert B. Goode, Jr......................          (a)                    0                    0              13,750
Paul S. Doherty..........................          (a)                    0                    0              15,250
David W. Wallace.........................          (a)                    0                    0              15,250
Mark L. Lipson...........................          (a)                    0                    0                 0
John G. Turner...........................          (a)                    0                    0                 0
Alan L. Gosule...........................          (a)                    0                    0              14,950
David W.C. Putnam........................          (a)                    0                    0              22,750
John R. Smith............................          (a)                    0                    0              15,350

(a) See table below for Fund specific compensation.

(b) Compensation paid by the Northstar Trust funds, the Northstar Variable Trust funds and the remaining six funds, Northstar Special, Growth, Balance Sheet Opportunities, Government Securities, Strategic Income and High Yield Funds, formerly advised by BSC.

                                INDIVIDUAL FUND
                        FISCAL YEAR COMPENSATION TABLES

                                                               INCOME AND GROWTH    HIGH TOTAL RETURN    SPECIAL(C)    GROWTH(C)
Robert B. Goode, Jr......................................         2,063                1,563               708          708
Paul S. Doherty..........................................         2,313                1,813             2,208          708
David W. Wallace.........................................         2,313                1,813             2,208          708
Mark L. Lipson...........................................             0                    0                 0            0
John G. Turner...........................................             0                    0                 0            0
Alan L. Gosule...........................................          2,313                1,813             3,409        1,909
David W.C. Putnam........................................          2,063                1,563             3,366        2,985
John R. Smith............................................          2,312                2,312             3,433        1,934
Walter H. May...........................................           2,000                1,500                 0             0

                                                         BALANCE SHEET       GOVERNMENT
                                                        OPPORTUNITIES(C)    SECURITIES(C)    STRATEGIC INCOME(C)    HIGH YIELD(C)
Robert B. Goode, Jr..................................           708               708                 708                 708
Paul S. Doherty......................................           708               708                 708                 708
David W. Wallace.....................................           708               708                 708                 708
Mark L. Lipson.......................................             0                 0                   0                   0
John G. Turner.......................................             0                 0                   0                   0
Alan L. Gosule.......................................         1,908             1,908               1,908               1,908
David W.C. Putnam....................................         2,906             5,258               4,775               1,460
John R. Smith........................................         1,933             1,933               1,933               1,933
Walter H. May........................................             0                 0                   0                   0

(c) Prior to June 2, 1995 the Trustees who were not interested persons, other than David Putnam, were paid a per fund fee of $500 for each full calendar year during which services were rendered to the Funds. In addition, they were paid a per fund fee of $250 for attending each of the Trustees' meetings, $100 per fund for attending each audit committee meeting, $100 audit committee retainer per fund and were reimbursed for outofpocket expenses. Mr. Putnam, former Chairman of these Funds, received a fee of $30,000 per annum.


                          OTHER INFORMATION

INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P. has been selected as the independent accountants of the Northstar Trust and each of the remaining Northstar Funds. Coopers & Lybrand L.L.P. audits the Funds' annual financial statements and expresses an opinion thereon.



CUSTODIAN. Custodial Trust Company, Princeton, New Jersey, acts as custodian for the Income and Growth and High Total Return Funds, and First Data Investor Services Group, Inc. ("First Data"), Boston, Massachusetts, serves as fund accounting agent for these Funds; State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, and fund accounting agent for the remaining Funds.

TRANSFER AGENT. Pursuant to a Transfer Agency Agreement with each Fund, First Data (the "Transfer Agent") acts as the Transfer Agent for each Fund. Pursuant to a Sub-Transfer Agency Agreement between Advest Transfer Services, Inc. ("ATS") and First Data, ats serves as the subtransfer agent for the Funds offering Class T shares, and, prior to June 5, 1995, ats acted as transfer agent to these Funds.

REPORTS TO SHAREHOLDERS. The fiscal year of the Northstar Trust ends on October
31. The fiscal year of each other Fund ends on December 31. Each Fund will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.

ORGANIZATIONAL AND RELATED INFORMATION. Special Fund (formerly The Advantage Special Fund) was organized in 1986; Growth Fund (formerly The Advantage Growth
Fund) was organized in 1986; Balance Sheet Opportunities Fund (formerly The Advantage Income Fund) was organized in 1986; Government Securities Fund (formerly The Advantage Government Securities Fund) was organized in 1986; Strategic Income Fund (formerly The Advantage Strategic Income Fund) was organized in 1994; and

High Yield Fund (formerly The Advantage High Yield Bond
Fund) was organized 1989. Northstar Trust (formerly Northstar Advantage Trust), and two of its series Income and Growth Fund (formerly Northstar Advantage Income and Growth Fund) and High Total Return Fund (formerly Northstar Advantage High Total Return Fund), was organized in 1993. Northstar Growth + Value Fund was organized in 1996.


     The shares of each Fund, when issued, will be fully paid and non-assessable, have no preference, preemptive, or similar rights, and will be freely transferable. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

     Under Massachusetts law, there is a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Amended and Restated Declaration of Trust for each Fund contains provisions intended to limit such liability and to provide indemnification out of Fund property of any shareholder charged or held personally liable for obligations or liabilities of a Fund solely by reason of being or having been a shareholder of a Fund and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

                            PERFORMANCE INFORMATION

     Performance information for the Funds may be compared in reports and promotional literature to (1) the S&P 500, Dow Jones Industrial Average ("DJIA"), or other unmanaged indices, so that investors may compare each Fund's results to those of a group of unmanaged securities that are widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund; and (iv) well known monitoring sources of cd performance rates, such as Solomon Brothers, Federal Reserve Bulletin, American Bankers and Tower Data/The Wall Street Journal. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

     In addition, the Funds may, from time to time, include various measures of a Fund's performance, including the current yield, the taxequivalent yield and the average annual total return of shares of the Funds in advertisements, promotional literature or reports to shareholders or prospective investors. Such materials may occasionally cite statistics to reflect a Fund's volatility risk.

     AVERAGE ANNUAL TOTAL RETURN. Standardized quotations of average annual total return ("Standardized Return") for each class of shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in such class of shares over periods of 1, 5 and 10 years or up to the life of the class of shares, calculated for each class separately pursuant to the following formula:

                         P(1+T) to the power of n = ERV

     Where:

     P = a hypothetical initial payment of $1,000

     T = the average annual total return

     n = the number of years, and

     ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

     All total return figures reflect the deduction of a proportional share of each Class's expenses (on an annual basis), the deduction of the maximum initial sales load (in the case of Class A shares) and the maximum contingent deferred sales charge applicable to a complete redemption of the investment (in the case of Class
B, Class C and Class T shares), and assume that all dividends and distributions are reinvested when paid.

     YIELD. Quotations of yield for a specific class of shares of a Fund will be based on all investment income attributable to that class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that class earned during the period by the maximum offering price per share on the last day of the month, according to the following formula:

                   Yield = 2[(a-b + 1) to the power of 6 -1]
                                       cd

     Where:

     a = dividends and interest earned during the period attributable to a specific class of shares

     b = expenses accrued for the period attributable to that class (net of reimbursements)

     c = the average daily number of shares of that class outstanding during the period that were entitled to receive dividends, and

     d = the maximum offering price per share on the last day of the period

          The maximum offering price includes a maximum contingent deferred sales load of 4%, in the case of Class T shares, 5% for Class B shares, and 1%, for Class C shares.

          All accrued expenses are taken into account as follows. Accrued expenses include all recurring expenses that are charged to all shareholder accounts in proportion to the length of the base period, including but not limited to expenses under the Funds' distribution plans. Except as noted, the performance results take the contingent deferred sales load into account.

          The yield for Class A, B, C and T shares of the Special Fund, Growth Fund Balance Sheet Opportunities Fund, Government Securities Fund, Strategic Income Fund, and High Yield Fund for the month ended December 31, 1995, and the yield for Class A, B and C of the Income and Growth Fund and High Total Return Fund for the month ended October 31, 1996 was as follows:

                                        YIELD


     FUND                                                                          CLASS A    CLASS B    CLASS C    CLASS T
     Special Fund...............................................................    (0.50)%    (1.20)%    (1.21)%    (1.15)%
     Growth Fund................................................................     0.06%     (0.57)%    (0.61)%    (0.40)%
     Balance Sheet Opportunities Fund...........................................     2.75%      2.25%      1.77%      2.63%
     Government Securities Fund.................................................     6.03%      5.63%      5.52%      6.08%
     Strategic Income Fund......................................................     8.08%      7.81%      7.81%      8.11%
     High Yield Fund............................................................     8.95%      8.74%      8.74%      9.22%
     Income and Growth..........................................................     2.63%      2.04%      2.10%       N/A
     High Total Return Fund.....................................................     9.56%      9.28%      9.32%       N/A

          NON-STANDARDIZED RETURN. In addition to the performance information described above, the Funds may provide total return information that is not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure.



          The following tables summarize the calculation of Standardized and Non-Standardized Return for Class A, Class B and Class C shares of each Fund in the Northstar Trust and for Class A, Class B, Class C and Class T shares of the other Funds for the periods indicated.

            NORTHSTAR TRUST. The following table summarizes the calculation of Total Return for the periods indicated through October 31, 1996, assuming the contingent deferred sales load HAS been assessed:

                                                                                      SINCE
                                                                           ONE YEAR    INCEPTION*
     INCOME AND GROWTH FUND
     Class A.........................................................      9.08%        8.04%
     Class B.........................................................      8.60%        6.52%
     Class C.........................................................     12.68%        8.90%

     HIGH TOTAL RETURN FUND
     Class A.........................................................      12.62%        7.25%
     Class B.........................................................      12.32%        5.75%
     Class C.........................................................      16.28%        7.82%

          The following table summarizes the calculation of Total Return for the periods indicated through October 31, 1996, assuming the contingent deferred sales load HAS NOT been assessed:

                                                                                      SINCE
                                                                        ONE YEAR    INCEPTION*
     INCOME AND GROWTH FUND
     Class A.........................................................     14.48%       9.82%
     Class B.........................................................     13.60%       7.49%
     Class C.........................................................     13.68%       8.90%

     HIGH TOTAL RETURN FUND
     Class A.........................................................     18.14%       9.02%
     Class B.........................................................     17.32%       6.65%
     Class C.........................................................     17.28%       7.82%

     *The inception date for Class A, Class B and Class C shares of Income and
      Growth Fund and High Total Return Fund is November 8, 1993, February 9, 1994 and March 21, 1994, respectively.

          THE REMAINING FUNDS. The following table summarizes the calculation of Total Return for Class T shares of the remaining Funds for the periods indicated through December 31, 1995, assuming the maximum sales charge HAS been assessed:

                                                                                         SINCE
                                                             ONE YEAR    FIVE YEARS    INCEPTION*
     Special Fund.........................................      7.34%      129.28%       143.95%
     Growth Fund..........................................     20.46%       89.16%       183.42%
     Balance Sheet Fund...................................     21.11%       76.92%       149.45%
     Government Securities Fund...........................     18.90%       65.37%       113.54%
     Strategic Income Fund................................     10.54%         N/A         13.99%
     High Yield Fund......................................      9.71%      147.14%        92.51%

          The following table summarizes the calculation of Total Return for Class T shares of the remaining Funds for the periods indicated through December 31, 1995, assuming the maximum sales charge HAS NOT been assessed:

                                                                                         SINCE
                                                             ONE YEAR    FIVE YEARS    INCEPTION*
     Special Fund.........................................     11.34%      129.28%       143.95%
     Growth Fund..........................................     24.40%       89.16%       183.42%
     Balance Sheet Fund...................................     25.11%       76.92%       149.45%
     Government Securities Fund...........................      22.9%       65.37%       113.54%
     Strategic Income Fund................................     12.39%         N/A         16.99%
     High Yield Fund......................................     13.71%      147.14%        92.51%

     *The inception date for Class T shares of Special, Growth, Balance Sheet
      Opportunities and Government Securities Funds was February 1, 1986. The inception date for Class T shares of the High Yield Fund was July 5, 1989. The inception date for Class T shares of the Strategic Income Fund was July 1, 1994.

      The following table summarizes the calculation of Total
      Return for Class A, Class B and Class C shares of the remaining Funds for the period from commencement of operations of such classes (June 5, 1995) through December 31, 1995, assuming the maximum sales charge HAS been assessed:

                                                                   CLASS A    CLASS B    CLASS C
     Special Fund...............................................     6.85%      6.79%     10.79%
     Growth Fund................................................     6.23%      6.86%     10.29%
     Balance Sheet Fund.........................................     6.69%      6.75%     10.60%
     Government Securities Fund.................................     5.08%      4.83%      8.83%
     Strategic Income Fund......................................     1.04%      0.54%      4.47%
     High Yield Fund............................................    (0.78)%    (1.11)%     2.83%

          The following table summarizes the calculation of Total Return for Class A, Class B and Class C shares of the remaining Funds for the period from commencement of operations of such classes (June 5, 1995) through December 31, 1995, assuming the maximum sales charge HAS NOT been assessed:

                                                                   CLASS A    CLASS B    CLASS C
     Special Fund...............................................    12.20%     11.79%     11.79%
     Growth Fund................................................    11.55%     11.27%     11.17%
     Balance Sheet Fund.........................................    11.95%     11.56%     11.49%
     Government Securities Fund.................................    10.04%      9.61%      9.61%
     Strategic Income Fund......................................     6.40%      5.89%      5.81%
     High Yield Fund............................................    11.48%      4.17%      4.17%

          A Fund may quote its performance in various ways, using various types of comparisons to market indices, other funds or investment alternatives, or to general increases in the cost of living. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. Each Fund's share prices and total returns fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.

          Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about a Fund. These editorials or articles may include quotations of performance from other sources, such as Lipper or Morningstar. Sources for Fund performance information and articles about the Fund may include the following: BANXQUOTE, BARRON'S, BUSINESS WEEK, CDA INVESTMENT TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER DIGEST, FINANCIAL WORLD, FORBES, FORTUNE, IBC/DONOGHUES'S MONEY FUND REPORT, IBBOTSON ASSOCIATES, INC., INVESTMENT COMPANY DATA, INC., INVESTOR'S DAILY, LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, MONEY, MUTUAL FUND VALUES, THE NEW YORK TIMES, PERSONAL INVESTING NEWS, PERSONAL INVESTOR, SUCCESS, USA TODAY, U.S. NEWS AND WORLD REPORT, WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANIES SERVICES, AND WORKING WOMAN.

          When comparing yield, total return and investment risk of shares of a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.

          The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representative of performance of the Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest, and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

                                FINANCIAL STATEMENTS

          The Northstar Trust's audited financial statements dated October 31, 1995 and the report of the independent accountants, Coopers & Lybrand L.L.P. with respect to such financial statements, are hereby incorporated by reference to the Annual Report to Shareholders of the Northstar Trust for the fiscal year ended October 31, 1995.

          The audited financial statements of Special Fund, Growth Fund, Balance Sheet Opportunities Fund, Government Securities Fund, Strategic Income Fund and High Yield Fund as of and for the fiscal period ended December 31, 1995 and the report of the independent accountants, Coopers & Lybrand L.L.P., with respect to such financial statements are hereby incorporated by reference to the Annual Report to Shareholders of The Advantage Family of Funds for the fiscal year ended December 31, 1995.